As filed with the Securities and Exchange Commission on March 2, 2009

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-10267

AssetMark Funds
(Exact name of registrant as specified in charter)

2300 Contra Costa Boulevard, Suite 600
Pleasant Hill, CA 94523-3967
(Address of principal executive offices) (Zip code)

Danell J. Doty
2300 Contra Costa Boulevard, Suite 600
Pleasant Hill, CA 94523
(Name and address of agent for service)

(866) 548-2653
Registrant's telephone number, including area code

Date of fiscal year end: March 31, 2009

Date of reporting period:  December 31, 2008

Item 1. Schedule of Investments.

AssetMark Large Cap Growth Fund
Schedule of Investments
December 31, 2008
(Unaudited)

Shares		Value
	COMMON STOCKS - 101.86%
	Aerospace & Defense - 5.14%
6,700	Boeing Co. (b)	$285,889
28,300	General Dynamics Corp. (b)	1,629,797
73,800	Honeywell International, Inc.	2,422,854
45,700	Lockheed Martin Corp. (b)	3,842,456
40,600	Precision Castparts Corp.	2,414,888
20,050	Raytheon Co. (b)	1,023,352
27,250	United Technologies Corp. (b)	1,460,600
		13,079,836
	Air Freight & Logistics - 0.68%
26,600	Expeditors International Washington, Inc. (b)	884,982
15,400	United Parcel Service, Inc.	849,464
		1,734,446
	Airlines - 0.28%
83,100	Southwest Airlines Co. (b)	716,322
	Beverages - 1.38%
26,600	The Coca-Cola Company (b)	1,204,182
14,100	Molson Coors Brewing Co.	689,772
29,300	PepsiCo, Inc.	1,604,761
		3,498,715
	Biotechnology - 4.02%
41,100	Amgen, Inc. (a)(b)	2,373,525
28,100	Celgene Corp. (a)(b)	1,553,368
15,700	Cephalon, Inc. (a)(b)	1,209,528
24,100	Genentech, Inc. (a)(b)	1,998,131
60,450	Gilead Sciences, Inc. (a)(b)	3,091,413
		10,225,965
	Capital Markets - 4.09%
27,573	The Bank of New York Mellon Corp.	781,143
2,600	BlackRock, Inc. (b)	348,790
137,000	The Charles Schwab Corp.	2,215,290
6,300	Goldman Sachs Group, Inc.	531,657
73,100	Invesco Ltd.	1,055,564
66,400	Morgan Stanley	1,065,056
38,850	Northern Trust Corp.	2,025,639
28,600	SEI Investments Co. (b)	449,306
34,150	State Street Corp.	1,343,120
16,600	T. Rowe Price Group, Inc. (b)	588,304
		10,403,869
	Chemicals - 3.44%
22,300	Air Products & Chemicals, Inc.	1,121,021
25,500	FMC Corp.	1,140,615
54,050	Monsanto Co. (b)	3,802,417
44,100	Mosaic Co.	1,525,860
19,500	Praxair, Inc. (b)	1,157,520
		8,747,433
	Commercial Banks - 0.30%
25,900	Wells Fargo & Co. (b)	763,532
	Commercial Services & Supplies - 1.17%
10,300	ITT Educational Services, Inc. (a)	978,294
59,000	Manpower, Inc.	2,005,410
		2,983,704
	Communications Equipment - 3.99%
352,330	Cisco Systems, Inc. (a)	5,742,979
123,150	QUALCOMM, Inc.	4,412,465
		10,155,444
	Computers & Peripherals - 7.66%
68,050	Apple Inc. (a)(b)	5,808,067
112,300	Dell, Inc. (a)(b)	1,149,952
227,240	Hewlett Packard Co. (b)	8,246,540
42,980	International Business Machines Corp. (b)	3,617,197
48,200	NetApp, Inc. (a)(b)	673,354
		19,495,110
	Construction & Engineering - 0.39%
19,600	Foster Wheeler Ltd. (a)	458,248
11,000	Jacobs Engineering Group, Inc. (a)	529,100
		987,348
	Construction Materials - 0.25%
9,200	Vulcan Materials Co. (b)	640,136
	Consumer Finance - 0.19%
26,550	American Express Co. (b)	492,502
	Diversified Financial Services - 0.40%
12,450	IntercontinentalExchange, Inc. (a)	1,026,378
	Diversified Telecommunication Services - 0.24%
21,200	AT&T Inc. (b)	604,200
	Electric Utilities - 0.38%
11,600	Entergy Corp. (b)	964,308
	Electrical Equipment - 0.87%
40,400	ABB Ltd. - ADR (b)	606,404
43,750	Emerson Electric Co. (b)	1,601,687
		2,208,091
	Electronic Equipment & Instruments - 0.14%
14,850	Amphenol Corp.	356,103
	Energy Equipment & Services - 2.59%
105,900	Halliburton Co. (b)	1,925,262
41,900	National-Oilwell Varco, Inc. (a)	1,024,036
35,600	Noble Corp.	786,404
19,300	Schlumberger Ltd. (b)	816,969
21,800	Transocean Ltd (a)(b)	1,030,050
38,000	Unit Corp. (a)	1,015,360
		6,598,081
	Food & Staples Retailing - 6.52%
54,600	BJ's Wholesale Club, Inc. (a)(b)	1,870,596
101,400	CVS Corp. (b)	2,914,236
48,950	The Kroger Co.	1,292,770
48,300	Supervalu, Inc.	705,180
50,300	SYSCO Corp.	1,153,882
154,070	Wal-Mart Stores, Inc. (b)	8,637,164
		16,573,828
	Food Products - 1.07%
44,900	General Mills, Inc.	2,727,675
	Gas Utilities - 0.58%
60,000	UGI Corp.	1,465,200
	Health Care Equipment & Supplies - 3.67%
19,550	Alcon, Inc. (b)	1,743,665
10,000	Becton, Dickinson & Co.	683,900
31,500	Dentsply International, Inc.	889,560
5,350	Intuitive Surgical, Inc. (a)(b)	679,396
90,900	Medtronic, Inc.	2,856,078
56,400	St. Jude Medical, Inc. (a)	1,858,944
15,800	Stryker Corp. (b)	631,210
		9,342,753
	Health Care Providers & Services - 3.31%
20,000	Aetna, Inc.	570,000
12,650	Express Scripts, Inc. (a)(b)	695,497
32,200	Humana, Inc. (a)	1,200,416
16,900	Laboratory Corporation of America Holdings (a)	1,088,529
82,700	McKesson Corp.	3,202,971
26,100	Pharmaceutical Product Development, Inc. (b)	757,161
24,000	Universal Health Services, Inc. (b)	901,680
		8,416,254
	Hotels, Restaurants & Leisure - 0.90%
36,900	McDonald's Corp.	2,294,811
	Household Products - 1.91%
7,150	Colgate-Palmolive Co.	490,061
28,600	Kimberly-Clark Corp.	1,508,364
46,350	Procter & Gamble Co.	2,865,357
		4,863,782
	Industrial Conglomerates - 0.27%
43,050	General Electric Co. (b)	697,410
	Insurance - 1.32%
25,700	ACE Ltd.	1,360,044
19,150	Aflac, Inc. (b)	877,836
38,200	Axis Capital Holdings Ltd.	1,112,384
		3,350,264
	Internet & Catalog Retail - 0.45%
22,100	Amazon.com, Inc. (a)(b)	1,133,288
	Internet Software & Services - 1.97%
16,300	Google, Inc. (a)	5,014,695
	IT Services - 3.98%
93,800	Accenture Ltd.	3,075,702
21,900	Alliance Data Systems Corp. (a)(b)	1,019,007
12,700	Automatic Data Processing, Inc. (b)	499,618
45,400	Cognizant Technology Solutions Corp. (a)	819,924
4,660	Mastercard, Inc.	666,054
35,550	Visa, Inc. (b)	1,864,597
151,700	Western Union Co. (b)	2,175,378
		10,120,280
	Leisure Equipment & Products - 0.42%
36,300	Hasbro, Inc. (b)	1,058,871
	Machinery - 3.46%
58,470	AGCO Corp. (a)(b)	1,379,307
19,350	Bucyrus International, Inc.	358,362
39,750	Cummins, Inc.	1,062,517
14,000	Deere & Co.	536,480
94,785	Dover Corp.	3,120,322
16,100	Flowserve Corp.	829,150
25,400	Parker Hannifin Corp.	1,080,516
10,550	SPX Corp.	427,803
		8,794,457
	Media - 2.63%
141,980	The DIRECTV Group, Inc. (a)(b)	3,252,762
100,000	Dish Network Corp. (a)	1,109,000
33,450	Omnicom Group, Inc.	900,474
63,430	Walt Disney Co. (b)	1,439,227
		6,701,463
	Metals & Mining - 0.93%
27,500	Cliffs Natural Resources Inc Com	704,275
22,550	Consol Energy, Inc.	644,479
22,000	Nucor Corp.	1,016,400
		2,365,154
	Multiline Retail - 0.80%
42,400	Big Lots, Inc. (a)(b)	614,376
39,200	Kohl's Corp. (a)(b)	1,419,040
		2,033,416
	Oil & Gas - 4.39%
12,100	Apache Corp.	901,813
15,150	Devon Energy Corp. (b)	995,506
19,800	EOG Resources, Inc. (b)	1,318,284
45,675	Hess Corp.	2,450,007
88,000	Occidental Petroleum Corp.	5,279,120
13,000	Pioneer Natural Resources Co.	210,340
		11,155,070
	Personal Products - 0.36%
38,200	Avon Products, Inc.	917,946
	Pharmaceuticals - 7.89%
87,150	Abbott Laboratories (b)	4,651,195
17,050	Allergan, Inc.	687,456
157,600	Bristol Myers Squibb Co. (b)	3,664,200
77,910	Eli Lilly & Co.	3,137,436
61,600	Forest Laboratories, Inc. (a)	1,568,952
34,050	Genzyme Corp. (a)(b)	2,259,899
14,100	Merck & Co., Inc.	428,640
78,600	Schering Plough Corp.	1,338,558
33,600	Teva Pharmaceutical Industries, Ltd. - ADR (b)	1,430,352
24,200	Wyeth	907,742
		20,074,430
	Road & Rail - 1.45%
82,100	J.B. Hunt Transport Services, Inc. (b)	2,156,767
32,450	Norfolk Southern Corp.	1,526,773
		3,683,540
	Semiconductor & Semiconductor Equipment - 2.70%
95,800	Broadcom Corp. (a)(b)	1,625,726
168,850	Intel Corp. (b)	2,475,341
29,550	Intersil Corp.	271,565
63,200	Lam Research Corp. (a)(b)	1,344,896
27,500	Linear Technology Corp. (b)	608,300
28,400	Microchip Technology, Inc. (b)	554,652
		6,880,480
	Software - 6.66%
63,900	Activision Blizzard, Inc. (a)(b)	552,096
11,850	Autodesk, Inc. (a)	232,852
66,400	BMC Software, Inc. (a)	1,786,824
456,900	Microsoft Corp. (b)	8,882,136
308,850	Oracle Corp. (a)	5,475,911
		16,929,819
	Specialty Retail - 2.93%
18,900	Best Buy Co., Inc. (b)	531,279
30,100	GameStop Corp. (a)(b)	651,966
174,600	The Gap Inc.	2,337,894
23,850	Lowe's Companies, Inc.	513,252
29,000	Ross Stores, Inc. (b)	862,170
73,275	Staples, Inc. (b)	1,313,088
60,600	The TJX Companies, Inc.	1,246,542
		7,456,191
	Textiles, Apparel & Luxury Goods - 1.07%
53,150	Nike, Inc. (b)	2,710,650
	Tobacco - 2.22%
130,000	Philip Morris International, Inc.	5,656,300
	Wireless Telecommunication Services - 0.40%
9,600	America Movil S.A.B. de C.V. - ADR	297,504
24,400	American Tower Corp. (a)	715,408
		1,012,912
	TOTAL COMMON STOCKS (Cost $317,489,378)	259,112,462
	SHORT TERM INVESTMENTS - 1.09%
	Money Market Funds - 1.09%
2,765,717	Federated Prime Obligations Fund	2,765,717
	TOTAL SHORT TERM INVESTMENTS (Cost $2,765,717)	2,765,717
Principal Amount
	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 27.76%
	Corporate Bonds and Notes - 18.61%
$ 11,957,645	Abbey National Trust, 2.637%, 02/13/09	11,953,818
11,160,469	Allstate Life Global Funding, 3.454%, 03/20/09	11,084,466
7,971,763	Bank of Scotland, 2.994%, 05/06/09	7,966,821
10,363,292	Barclays Bank, 3.616%, 03/16/09	10,351,478
5,978,822	Svenska Handelsbanken, 4.418%, 08/06/09	5,977,926

	Total Corporate Bonds and Notes (Cost $47,431,991)	47,334,509

	Corporate Paydown Securities - 3.10%
7,118,401	KKR Atlantic East Holding Group Trust, 3.059%, 03/25/09 (c)(d)	4,049,658
8,082,230	KKR Pacific West Holding Group Trust, 3.059%, 03/25/09 (c)(d)	3,827,744

	Total Corporate Paydown Securities (Cost $15,200,631)	7,877,402

Shares
	Money Market Funds - 1.62%
2,346,939	Mount Vernon Prime Portfolio	2,346,939
1,893,482	Reserve Primary Fund (c)(d)	1,785,553

	Total Mutual Funds (Cost $4,240,421)	4,132,492
Principal Amount
	Principal Cash - 0.04%
$ 104,084	Principal Cash	104,084

	Total Principal Cash (Cost $104,084)	104,084

	U.S. Government Agency Issues - 4.38%
11,160,469	FHLB, 0.000%, 03/02/09	11,153,437

	Total U.S. Government Agency Issues (Cost $11,160,469)	11,153,437

	Total Investments Purchased as Securities Lending Collateral (Cost $78,137,596)	70,601,924

	Total Investments (Cost $398,392,691) - 130.71%	332,480,103
	Liabilities in Excess of Other Assets - (30.71)%	(78,109,794)
	TOTAL NET ASSETS - 100.00%	$254,370,309

Percentages are stated as a percent of net assets.
(a)	Non-income producing.
(b)	All or a portion of this security is on loan.
(c)	Restricted securities as defined in Rule 144(a) under the Securities Act of 1933. Such securities are treated as illiquid securities according to
	the Fund's liquidity guidelines. The market value of these securities total $9,662,955, which represents 3.80% of total net assets.
(d)	As of December 31, 2008 the Adviser has fair valued this security. The market value of these securities were $9,662,955, which represent
	3.80% of total net assets

	The cost basis of investments for federal income tax purposes at December 31, 2008 was as follows*:

	Cost of investments	$398,392,691
	Gross unrealized appreciation	9,579,767
	Gross unrealized depreciation	(75,492,355)
	Net unrealized appreciation	($65,912,588)

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the
	previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section
	in the Fund's most recent semi-annual or annual report.

FAS 157 - Summary of Fair Value Exposure at December 31, 2008

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  For example, money market securities are valued using amortized cost, in accordance with the Investment Company Act of 1940.  Generally, amortized cost reflects the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Fund's net assets as of December 31, 2008:

Description	Investments in Securities
Level 1 - Quoted prices	$264,329,202
Level 2 - Other significant observable inputs	58,487,946
Level 3 - Significant unobservable inputs	9,662,955
Total	$332,480,103

Level 3 Reconciliation Disclosure

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Investments in Securities
Balance as of March 31, 2008	$26,933,637
Accrued discounts/premiums*	(2,943,373)
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	(5,324,311)
Net purchases (sales)	(9,002,998)
Transfers in and/or out of Level 3	—
Balance as of December 31, 2008	$9,662,955

*Includes change in allocation of securities lending collateral pool.

AssetMark Large Cap Value Fund
Schedule of Investments
December 31, 2008
(Unaudited)

Shares		Value
	COMMON STOCKS - 98.59%
	Aerospace & Defense - 2.42%
82,000	Northrop Grumman Corp.	$3,693,280
39,175	United Technologies Corp.	2,099,780
		5,793,060
	Air Freight & Logistics - 0.52%
19,200	FedEx Corp.	1,231,680
	Airlines - 0.39%
107,050	Southwest Airlines Co.	922,771
	Auto Components - 0.53%
70,000	Johnson Controls, Inc.	1,271,200
	Automobiles - 0.74%
104,750	Harley-Davidson, Inc.	1,777,608
	Beverages - 0.52%
22,000	Diageo PLC - ADR	1,248,280
	Capital Markets - 1.14%
14,970	Ameriprise Financial, Inc.	349,699
83,440	The Bank of New York Mellon Corp.	2,363,855
		2,713,554
	Chemicals - 2.19%
262,560	The Dow Chemical Co. (b)	3,962,030
30,200	PPG Industries, Inc.	1,281,386
		5,243,416
	Commercial Banks - 7.07%
336,400	Bank of America Corp.	4,736,512
81,600	Huntington Bancshares, Inc.	625,056
82,600	PNC Financial Services Group	4,047,400
102,725	Synovus Financial Corp.	852,617
29,075	U.S. Bancorp	727,166
200,550	Wells Fargo & Co. (b)	5,912,214
		16,900,965
	Commercial Services & Supplies - 2.37%
27,450	Avery Dennison Corp.	898,439
14,150	The Dun & Bradstreet Corporation (b)	1,092,380
50,670	H&R Block, Inc.	1,151,222
76,000	Waste Management, Inc. (b)	2,518,640
		5,660,681
	Communications Equipment - 0.68%
99,005	Cisco Systems, Inc. (a)	1,613,781
	Computers & Peripherals - 1.69%
83,325	Dell, Inc. (a)	853,248
54,000	Hewlett Packard Co.	1,959,660
14,700	International Business Machines Corp. (b)	1,237,152
		4,050,060
	Construction & Engineering - 0.24%
13,000	Fluor Corp.	583,310
	Construction Materials - 0.21%
7,350	Vulcan Materials Co. (b)	511,413
	Consumer Finance - 1.25%
161,200	American Express Co. (b)	2,990,260
	Containers & Packaging - 0.48%
76,800	Sealed Air Corp.	1,147,392
	Diversified Financial Services - 2.40%
25,350	Citigroup, Inc. (b)	170,098
161,498	J.P. Morgan Chase & Co.	5,092,032
23,550	Moody's Corp. (b)	473,120
		5,735,250
	Diversified Telecommunication Services - 3.52%
168,500	AT&T Inc. (b)	4,802,250
106,500	Verizon Communications, Inc.	3,610,350
		8,412,600
	Electric Utilities - 1.53%
113,800	Edison International	3,655,256
	Electronic Equipment & Instruments - 0.34%
35,300	Agilent Technologies, Inc. (a)(b)	551,739
16,752	Tyco Electronics Ltd.	271,550
		823,289
	Energy Equipment & Services - 2.57%
42,900	Diamond Offshore Drilling (b)	2,528,526
140,900	Halliburton Co. (b)	2,561,562
22,037	Transocean Ltd (a)(b)	1,041,248
		6,131,336
	Food & Staples Retailing - 4.74%
64,400	Costco Wholesale Corp. (b)	3,381,000
147,277	CVS Corp. (b)	4,232,741
106,400	Safeway, Inc.	2,529,128
51,575	SYSCO Corp.	1,183,130
		11,325,999
	Food Products - 0.99%
71,325	ConAgra Foods, Inc.	1,176,863
19,575	General Mills, Inc.	1,189,181
		2,366,044
	Health Care Equipment & Supplies - 1.39%
105,975	Medtronic, Inc.	3,329,735
	Health Care Providers & Services - 2.71%
125,915	Cardinal Health, Inc. (b)	4,340,290
5,000	Express Scripts, Inc. (a)(b)	274,900
69,825	UnitedHealth Group, Inc.	1,857,345
		6,472,535
	Hotels, Restaurants & Leisure - 0.50%
19,025	McDonald's Corp.	1,183,165
	Household Durables - 1.13%
16,975	The Black & Decker Corp.	709,725
48,425	Fortune Brands, Inc.	1,998,984
		2,708,709
	Household Products - 2.02%
67,325	Kimberly-Clark Corp.	3,550,720
20,690	Procter & Gamble Co.	1,279,056
		4,829,776
	Industrial Conglomerates - 1.13%
21,100	3M Co.	1,214,094
73,500	General Electric Co. (b)	1,190,700
13,212	Tyco International Ltd.	285,379
		2,690,173
	Insurance - 8.54%
130,775	The Allstate Corp. (b)	4,284,189
958	Berkshire Hathaway, Inc. (a)	3,079,012
55,600	Loews Corp.	1,570,700
109,600	MetLife, Inc.	3,820,656
101,900	Progressive Corp.	1,509,139
88,800	Prudential Financial, Inc.	2,687,088
18,311	Transatlantic Holdings, Inc.	733,539
60,000	Travelers Companies, Inc.	2,712,000
		20,396,323
	Internet Software & Services - 0.18%
1,430	Google, Inc. (a)	439,940
	IT Services - 0.55%
53,505	Iron Mountain, Inc. (a)(b)	1,323,179
	Machinery - 3.11%
56,300	Caterpillar, Inc. (b)	2,514,921
37,400	Dover Corp.	1,231,208
34,225	Illinois Tool Works, Inc.	1,199,586
43,650	Paccar, Inc. (b)	1,248,390
28,900	Parker Hannifin Corp.	1,229,406
		7,423,511
	Media - 3.54%
316,800	CBS Corp. (b)	2,594,592
107,225	Comcast Corp. (b)	1,731,684
55,360	Grupo Televisa SA - ADR	827,078
87,040	News Corporation	791,194
250,500	Time Warner, Inc.	2,520,030
		8,464,578
	Metals & Mining - 2.02%
251,670	Alcoa, Inc. (b)	2,833,804
30,325	Freeport-McMoran Copper & Gold, Inc.	741,143
26,900	Nucor Corp.	1,242,780
		4,817,727
	Multiline Retail - 0.52%
34,025	Kohl's Corp. (a)	1,231,705
	Multi-Utilities - 0.51%
34,000	Dominion Resources, Inc. (b)	1,218,560
	Office Electronics - 1.05%
314,200	Xerox Corp.	2,504,174
	Oil & Gas - 15.76%
61,875	Anadarko Petroleum Corp.	2,385,281
90,500	Apache Corp.	6,744,965
22,300	Canadian Natural Resources Ltd.	891,554
34,000	Chevron Corporation	2,514,980
128,692	ConocoPhillips (b)	6,666,246
78,805	Devon Energy Corp.	5,178,277
29,480	EOG Resources, Inc. (b)	1,962,778
145,000	Marathon Oil Corp.	3,967,200
88,775	Occidental Petroleum Corp.	5,325,612
19,950	Southwestern Energy Co. (a)	577,951
41,025	XTO Energy, Inc.	1,446,952
		37,661,796
	Paper & Forest Products - 0.97%
132,050	Domtar Corp. (a)	220,524
178,600	International Paper Co.	2,107,480
		2,328,004
	Pharmaceuticals - 7.99%
33,025	Abbott Laboratories	1,762,544
62,200	Eli Lilly & Co. (b)	2,504,794
73,760	Johnson & Johnson	4,413,061
274,050	Pfizer, Inc.	4,853,425
112,195	Schering Plough Corp.	1,910,681
97,200	Wyeth	3,645,972
		19,090,477
	Road & Rail - 0.51%
16,000	Burlington Northern Santa Fe Corp. (b)	1,211,360
	Semiconductor & Semiconductor Equipment - 1.24%
54,975	KLA-Tencor Corp.	1,197,905
113,050	Texas Instruments, Inc.	1,754,536
		2,952,441
	Software - 1.76%
216,670	Microsoft Corp.	4,212,065
	Specialty Retail - 0.62%
13,470	Bed Bath & Beyond, Inc. (a)(b)	342,407
49,300	Home Depot, Inc. (b)	1,134,886
		1,477,293
	Textiles, Apparel & Luxury Goods - 0.25%
47,750	Hanesbrands, Inc. (a)	608,813
	Tobacco - 2.06%
158,700	Altria Group, Inc.	2,390,022
58,300	Philip Morris International, Inc.	2,536,633
		4,926,655
	TOTAL COMMON STOCKS (Cost $278,079,235)	235,611,899
	REAL ESTATE INVESTMENT TRUSTS - 0.51%
	Real Estate Investment Trusts - 0.51%
22,900	Simon Property Group, Inc. (b)	1,216,677
	TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $2,131,948)	1,216,677
	SHORT TERM INVESTMENTS - 4.66%
	Money Market Funds - 4.66%
11,142,378	Federated Prime Obligations Fund	11,142,378
	TOTAL SHORT TERM INVESTMENTS (Cost $11,142,378)	11,142,378
Principal Amount
	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 20.26%
	Corporate Bonds and Notes - 12.72%
$ 7,680,398	Abbey National Trust, 2.637%, 02/13/09	7,677,940
7,168,371	Allstate Life Global Funding, 3.454%, 03/20/09	7,119,555
5,120,265	Bank of Scotland, 2.994%, 05/06/09	5,117,090
6,656,345	Barclays Bank, 3.616%, 03/16/09	6,648,757
3,840,199	Svenska Handelsbanken, 4.418%, 08/06/09	3,839,623

	Total Corporate Bonds and Notes (Cost $30,465,578)	30,402,965

	Corporate Paydown Securities - 3.02%
6,526,488	KKR Atlantic East Holding Group Trust, 3.059%, 03/25/09 (c)(d)	3,712,919
7,410,170	KKR Pacific West Holding Group Trust, 3.059%, 03/25/09 (c)(d)	3,509,456

	Total Corporate Paydown Securities (Cost $13,936,658)	7,222,375

Shares
	Money Market Funds - 1.49%
1,507,440	Mount Vernon Prime Portfolio	1,507,440
2,166,593	Reserve Primary Fund (c)(d)	2,043,098

	Total Mutual Funds (Cost $3,674,033)	3,550,538
Principal Amount
	Principal Cash - 0.03%
$ 66,853	Principal Cash	66,853

	Total Principal Cash (Cost $66,853)	66,853

	U.S. Government Agency Issues - 3.00%
7,168,371	FHLB, 0.000%, 03/02/09	7,163,855

	Total U.S. Government Agency Issues (Cost $7,168,371)	7,163,855

	Total Investments Purchased as Securities Lending Collateral (Cost $55,311,493)	48,406,586

	Total Investments (Cost $346,665,054) - 124.02%	296,377,540
	Liabilities in Excess of Other Assets - (24.02)%	(57,403,242)
	TOTAL NET ASSETS - 100.00%	$238,974,298

Percentages are stated as a percent of net assets.
ADR	American Depositary Receipt
(a)	Non-income producing.
(b)	All or a portion of this security is on loan.
(c)	Restricted securities as defined in Rule 144(a) under the Securities Act of 1933. Such securities are treated as illiquid securities according to
	the Fund's liquidity guidelines. The market value of these securities total $9,265,473, which represents 3.88% of total net assets.
(d)	As of December 31, 2008, the Adviser has fair valued this security. The market value of these securities were $9,265,473, which represent
	3.88% of total net assets

	The cost basis of investments for federal income tax purposes at December 31, 2008 was as follows*:

	Cost of investments	$346,665,054
	Gross unrealized appreciation	20,254,642
	Gross unrealized depreciation	(70,542,156)
	Net unrealized appreciation	($50,287,514)

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the
	previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section
	in the Fund's most recent semi-annual or annual report.

FAS 157 - Summary of Fair Value Exposure at December 31, 2008

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  For example, money market securities are valued using amortized cost, in accordance with the Investment Company Act of 1940.  Generally, amortized cost reflects the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Fund's net assets as of December 31, 2008:

Description	Investments in Securities
Level 1 - Quoted prices	$249,545,247
Level 2 - Other significant observable inputs	37,566,820
Level 3 - Significant unobservable inputs	9,265,473
Total	$296,377,540

Level 3 Reconciliation Disclosure

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Investments in Securities
Balance as of March 31, 2008	$25,058,917
Accrued discounts/premiums*	(585,755)
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	(4,906,122)
Net purchases (sales)	(10,301,567)
Transfers in and/or out of Level 3	—
Balance as of December 31, 2008	$9,265,473

*Includes change in allocation of securities lending collateral pool.

AssetMark Small Mid Cap Growth Fund
Schedule of Investments
December 31, 2008
(Unaudited)

Shares		Value
	COMMON STOCKS - 102.05%
	Aerospace & Defense - 1.80%
1,000	American Science & Engineering, Inc.	$73,960
4,500	Axsys Technologies, Inc. (a)	246,870
6,907	Stanley, Inc. (a)	250,171
9,940	Teledyne Technologies, Inc. (a)	442,827
		1,013,828
	Airlines - 0.86%
45,228	AMR Corp. (a)(b)	482,583
	Apparel - 0.28%
12,700	True Religion Apparel, Inc. (a)(b)	157,988
	Auto Components - 0.80%
13,700	Fuel Systems Solutions, Inc. (a)(b)	448,812
	Biotechnology - 6.54%
11,848	Alexion Pharmaceuticals, Inc. (a)(b)	428,779
5,100	Cephalon, Inc. (a)(b)	392,904
22,000	Cubist Pharmaceuticals, Inc. (a)(b)	531,520
37,169	ISIS Pharmaceuticals, Inc. (a)	527,056
3,100	Kendle International, Inc. (a)	79,732
11,300	Martek Biosciences Corp. (b)	342,503
4,812	Myriad Genetics, Inc. (a)	318,843
8,518	OSI Pharmaceuticals, Inc. (a)(b)	332,628
8,684	Vertex Pharmaceuticals, Inc. (a)	263,820
35,300	ViroPharma, Inc. (a)	459,606
		3,677,391
	Capital Markets - 1.36%
11,934	Affiliated Managers Group, Inc. (a)	500,273
3,776	Greenhill & Co, Inc. (b)	263,452
		763,725
	Commercial Banks - 0.94%
18,468	Signature Bank (a)	529,847
	Commercial Services & Supplies - 7.66%
4,800	Career Education Corp. (a)	86,112
37,292	Corinthian Colleges, Inc. (a)(b)	610,470
7,908	DeVry, Inc.	453,998
8,986	The Dun & Bradstreet Corporation (b)	693,719
7,270	FTI Consulting, Inc. (a)	324,824
10,062	IHS, Inc. (a)	376,520
30,200	Navigant Consulting, Inc. (a)(b)	479,274
4,800	RR Donnelley & Sons Co.	65,184
29,568	SAIC, Inc. (a)(b)	575,985
6,079	Stericycle, Inc. (a)(b)	316,594
1,516	Strayer Education, Inc.	325,046
		4,307,726
	Communications Equipment - 0.93%
18,500	Arris Group, Inc. (a)	147,075
9,714	F5 Networks, Inc. (a)(b)	222,062
6,900	NICE Systems Ltd. - ADR (a)(b)	155,043
		524,180
	Computers & Peripherals - 1.60%
14,100	NCR Corp. (a)	199,374
17,347	NetApp, Inc. (a)(b)	242,338
17,100	QLogic Corp. (a)	229,824
13,700	Synaptics, Inc. (a)(b)	226,872
		898,408
	Construction & Engineering - 1.92%
3,926	Granite Construction, Inc.	172,469
26,985	Quanta Services, Inc. (a)	534,303
18,200	The Shaw Group Inc. (a)	372,554
		1,079,326
	Containers & Packaging - 0.49%
12,000	Sonoco Products Co.	277,920
	Distributors - 0.58%
6,500	Genuine Parts Co.	246,090
4,100	WESCO International, Inc. (a)	78,843
		324,933
	Diversified Consumer Services - 0.93%
9,477	New Oriental Education & Technology Group, Inc. - ADR (a)(b)	520,382
	Diversified Financial Services - 2.07%
8,600	GATX Corp. (b)	266,342
5,596	Huron Consulting Group, Inc. (a)	320,483
28,063	MSCI, Inc. (a)(b)	498,399
3,400	Principal Financial Group, Inc.	76,738
		1,161,962
	Diversified Telecommunication Services - 0.69%
44,900	Premiere Global Services, Inc. (a)	386,589
	Electric Utilities - 0.93%
6,990	ITC Holdings Corp. (b)	305,323
7,500	Unisource Energy Corp.	220,200
		525,523
	Electrical Equipment - 1.06%
11,882	General Cable Corp. (a)	210,193
10,100	Regal-Beloit Corp. (b)	383,699
		593,892
	Electronic Equipment & Instruments - 2.53%
15,400	Avnet, Inc. (a)	280,434
6,097	Dolby Laboratories, Inc. (a)	199,738
24,826	FLIR Systems, Inc. (a)(b)	761,661
16,500	Insight Enterprises, Inc. (a)	113,850
3,100	Trimble Navigation Ltd. (a)(b)	66,991
		1,422,674
	Energy Equipment & Services - 1.63%
21,300	Dresser-Rand Group, Inc. (a)(b)	367,425
12,000	ION Geophysical Corp. (a)	41,160
19,500	Oil States International, Inc. (a)	364,455
8,900	Superior Energy Services, Inc. (a)(b)	141,777
		914,817
	Food & Staples Retailing - 0.46%
8,600	Casey's General Stores, Inc.	195,822
2,700	Spartan Stores, Inc. (b)	62,775
		258,597
	Food Products - 1.76%
33,300	Darling International, Inc. (a)(b)	182,817
77,900	Del Monte Foods Co. (b)	556,206
5,100	Diamond Foods, Inc.	102,765
1,700	Green Mountain Coffee Roasters, Inc. (a)(b)	65,790
1,400	Ralcorp Holdings, Inc. (a)	81,760
		989,338
	Gas Utilities - 0.73%
28,500	NiSource, Inc.	312,645
2,700	Suburban Propane Partners LP	95,715
		408,360
	Health Care Equipment & Supplies - 9.44%
8,200	Align Technology, Inc. (a)	71,750
48,700	American Medical Systems Holdings, Inc. (a)(b)	437,813
29,034	Conceptus, Inc. (a)(b)	441,898
4,100	Gen-Probe, Inc. (a)	175,644
12,000	Greatbatch, Inc. (a)(b)	317,520
5,100	Illumina, Inc. (a)(b)	132,855
9,529	Immucor, Inc. (a)(b)	253,281
11,425	Integra LifeSciences Holdings Corp. (a)	406,387
4,100	Invacare Corp.	63,632
3,400	Inverness Medical Innovations, Inc. (a)(b)	64,294
12,057	Masimo Corp. (a)(b)	359,660
8,900	Merit Medical Systems, Inc. (a)(b)	159,577
10,225	NuVasive, Inc. (a)(b)	354,296
24,670	ResMed, Inc. (a)	924,632
12,000	Steris Corp. (b)	286,680
4,100	Thoratec Corp. (a)(b)	133,209
35,424	Wright Medical Group, Inc. (a)(b)	723,712
		5,306,840
	Health Care Providers & Services - 4.20%
5,977	Athenahealth, Inc. (a)(b)	224,855
13,945	Cerner Corp. (a)(b)	536,185
8,600	Emergency Medical Services Corp. (a)	314,846
2,400	Genoptix, Inc. (a)	81,792
2,400	Gentiva Health Services, Inc. (a)	70,224
2,400	LHC Group, Inc. (a)	86,400
6,900	Omnicare, Inc.	191,544
30,716	Psychiatric Solutions, Inc. (a)(b)	855,441
		2,361,287
	Hotels, Restaurants & Leisure - 4.09%
5,500	Bally Technologies, Inc. (a)	132,165
9,217	Darden Restaurants, Inc.	259,735
29,412	Las Vegas Sands Corp. (a)	174,413
11,515	PF Chang's China Bistro, Inc. (a)(b)	241,124
52,113	Scientific Games Corp. (a)(b)	914,062
19,038	WMS Industries, Inc. (a)(b)	512,123
9,900	Wyndham Worldwide Corp.	64,845
		2,298,467
	Household Durables - 1.83%
34,600	D.R. Horton, Inc.	244,622
43,200	Pulte Homes, Inc. (b)	472,176
14,700	Toll Brothers, Inc. (a)(b)	315,021
		1,031,819
	Industrial Conglomerates - 0.30%
9,600	Walter Industries, Inc.	168,096
	Insurance - 0.84%
15,800	Assurant, Inc.	474,000
	Internet & Catalog Retail - 0.22%
4,100	NetFlix, Inc. (a)(b)	122,549
	Internet Software & Services - 1.94%
12,700	EarthLink, Inc. (a)	85,852
6,827	Equinix, Inc. (a)(b)	363,128
17,500	S1 Corp. (a)	138,075
10,600	Sohu.com, Inc. (a)	501,804
		1,088,859
	IT Services - 3.83%
5,100	CACI International, Inc. (a)	229,959
21,296	Gartner, Inc. (a)	379,708
23,426	Iron Mountain, Inc. (a)(b)	579,325
9,600	Mantech International Corp. (a)	520,224
70,067	Sapient Corp. (a)	311,097
5,800	Syntel, Inc.	134,096
		2,154,409
	Life Sciences Tools & Services - 1.36%
15,740	QIAGEN N.V. (a)(b)	276,394
24,700	Sequenom, Inc. (a)(b)	490,048
		766,442
	Machinery - 3.85%
3,400	Actuant Corp.	64,668
26,800	Bucyrus International, Inc.	496,336
4,100	Flowserve Corp.	211,150
19,081	IDEX Corp.	460,806
7,500	L.B. Foster Co. (a)(b)	234,600
5,800	Navistar International Corp. (a)(b)	123,685
14,470	Westinghouse Air Brake Technologies Corp.	575,183
		2,166,428
	Media - 1.23%
22,322	DreamWorks Animation SKG, Inc. (a)	563,854
31,600	Interpublic Group of Companies, Inc. (a)	125,136
		688,990
	Metals & Mining - 1.22%
3,800	Alliance Resource Partners L.P.	102,144
8,900	Compass Minerals International, Inc. (b)	522,074
4,500	Massey Energy Co.	62,055
		686,273
	Multiline Retail - 0.65%
12,700	99 Cents Only Stores (a)	138,811
5,396	Dollar Tree, Inc. (a)(b)	225,553
		364,364
	Oil & Gas - 4.62%
11,071	Arena Resources, Inc. (a)(b)	310,985
8,269	Comstock Resources, Inc. (a)(b)	390,710
14,177	Concho Resources, Inc. (a)(b)	323,519
11,781	Continental Resources, Inc. (a)(b)	243,985
32,086	EXCO Resources, Inc. (a)	290,699
25,000	McMoRan Exploration Co. (a)	245,000
16,902	Petrohawk Energy Corp. (a)	264,178
8,800	Rosetta Resources, Inc. (a)	62,304
12,000	W & T Offshore, Inc. (b)	171,840
8,781	Whiting Petroleum Corp. (a)	293,812
		2,597,032
	Personal Products - 1.27%
7,500	Chattem, Inc. (a)(b)	536,475
8,200	Herbalife Ltd. (b)	177,776
		714,251
	Pharmaceuticals - 3.88%
34,600	Medicines Co. (a)(b)	509,658
7,768	Perrigo Co.	250,984
12,000	Questcor Pharmaceuticals Inc (a)(b)	111,720
9,900	Sepracor, Inc. (a)(b)	108,702
26,100	Valeant Pharmaceuticals International (a)(b)	597,690
22,600	Watson Pharmaceuticals, Inc. (a)	600,482
		2,179,236
	Road & Rail - 2.35%
15,669	Genesee & Wyoming, Inc. (a)	477,904
12,756	J.B. Hunt Transport Services, Inc. (b)	335,100
13,206	Landstar System, Inc. (b)	507,507
		1,320,511
	Semiconductor & Semiconductor Equipment - 3.29%
76,100	Integrated Device Technology, Inc. (a)	426,921
12,272	Lam Research Corp. (a)	261,148
54,304	PMC-Sierra, Inc. (a)(b)	263,918
14,090	Power Integrations, Inc. (a)	280,109
45,600	Silicon Image, Inc. (a)	191,520
8,944	Silicon Laboratories, Inc. (a)	221,632
11,584	Xilinx, Inc.	206,427
		1,851,675
	Software - 4.28%
8,656	Amdocs Ltd. (a)	158,318
41,200	Compuware Corp. (a)	278,100
11,462	Concur Technologies, Inc. (a)	376,183
9,900	Mentor Graphics Corp. (a)	51,183
24,782	Nuance Communications, Inc. (a)(b)	256,741
13,029	Solera Holdings, Inc. (a)(b)	313,999
34,022	Sybase, Inc. (a)(b)	842,725
24,400	Tibco Software, Inc. (a)	126,636
		2,403,885
	Specialty Retail - 5.09%
36,519	American Eagle Outfitters	341,818
15,100	The Childrens Place Retail Stores, Inc. (a)	327,368
10,300	Dick's Sporting Goods, Inc. (a)	145,333
27,800	The Finish Line, Inc.	155,680
33,600	Foot Locker, Inc.	246,624
21,590	Guess?, Inc.	331,406
11,855	Gymboree Corp. (a)	309,297
4,500	Jo-Ann Stores, Inc. (a)	69,705
8,900	Jos. A. Bank Clothiers, Inc. (a)(b)	232,735
34,000	Limited Brands, Inc. (b)	341,360
9,900	Tractor Supply Co. (a)	357,786
		2,859,112
	Textiles, Apparel & Luxury Goods - 2.38%
6,200	Deckers Outdoor Corp. (a)	495,194
6,200	Hanesbrands, Inc. (a)(b)	79,050
13,197	Phillips-Van Heusen Corp.	265,656
9,600	Polo Ralph Lauren Corp. (b)	435,936
2,700	Under Armour, Inc. (a)(b)	64,368
		1,340,204
	Trading Companies & Distributors - 0.22%
3,400	MSC Industrial Direct Co., Inc.	125,222
	Wireless Telecommunication Services - 1.12%
38,744	SBA Communications Corp. (a)	632,302
	TOTAL COMMON STOCKS (Cost $66,089,729)	57,371,054
	REAL ESTATE INVESTMENT TRUSTS - 0.35%
	Real Estate Investment Trusts - 0.35%
15,800	Anworth Mortgage Asset Corp. (b)	101,594
7,500	Inland Real Estate Corp.	97,350
		198,944
	TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $206,846)	198,944
	SHORT TERM INVESTMENTS - 1.62%
	Money Market Funds - 1.62%
910,518	Federated Prime Obligations Fund	910,518
	TOTAL SHORT TERM INVESTMENTS (Cost $910,518)	910,518
Principal Amount
	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 28.84%
	Corporate Bonds and Notes - 18.99%
$ 2,696,477	Abbey National Trust, 2.637%, 02/13/09	2,695,615
2,516,712	Allstate Life Global Funding, 3.454%, 03/20/09	2,499,573
1,797,651	Bank of Scotland, 2.994%, 05/06/09	1,796,537
2,336,947	Barclays Bank, 3.616%, 03/16/09	2,334,283
1,348,239	Svenska Handelsbanken, 4.418%, 08/06/09	1,348,036

	Total Corporate Bonds and Notes (Cost $10,696,026)	10,674,044

	Corporate Paydown Securities - 3.42%
1,739,711	KKR Atlantic East Holding Group Trust, 3.059%, 03/25/09 (c)(d)	989,722
1,975,267	KKR Pacific West Holding Group Trust, 3.059%, 03/25/09 (c)(d)	935,487

	Total Corporate Paydown Securities (Cost $3,714,978)	1,925,209

Shares
	Money Market Funds - 1.92%
529,240	Mount Vernon Prime Portfolio	529,240
582,157	Reserve Primary Fund (c)(d)	548,975

	Total Mutual Funds (Cost $1,111,397)	1,078,215
Principal Amount
	Principal Cash - 0.04%
$ 23,471	Principal Cash	23,471

	Total Principal Cash (Cost $23,471)	23,471

	U.S. Government Agency Issues - 4.47%
2,516,712	FHLB, 0.000%, 03/02/09	2,515,127

	Total U.S. Government Agency Issues (Cost $2,516,712)	2,515,127

	Total Investments Purchased as Securities Lending Collateral (Cost $18,062,584)	16,216,066

	Total Investments (Cost $85,269,677) - 132.87%	74,696,582
	Liabilities in Excess of Other Assets - (32.87)%	(18,477,683)
	TOTAL NET ASSETS - 100.00%	$56,218,899

Percentages are stated as a percent of net assets.
ADR	American Depositary Receipt
(a)	Non-income producing.
(b)	All or a portion of this security is on loan.
(c)	Restricted securities as defined in Rule 144(a) under the Securities Act of 1933. Such securities are treated as illiquid securities according to
	the Fund's liquidity guidelines. The market value of these securities total $2,474,184 which represents 4.40% of total net assets.
(d)	As of December 31, 2008, the Adviser has fair valued this security. The market value of these securities were $2,474,184, which represent
	4.40% of total net assets

	The cost basis of investments for federal income tax purposes at December 31, 2008 was as follows*:

	Cost of investments	$85,269,677
	Gross unrealized appreciation	3,620,513
	Gross unrealized depreciation	(14,193,608)
	Net unrealized appreciation	($10,573,095)

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the
	previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section
	in the Fund's most recent semi-annual or annual report.

FAS 157 - Summary of Fair Value Exposure at December 31, 2008

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  For example, money market securities are valued using amortized cost, in accordance with the Investment Company Act of 1940.  Generally, amortized cost reflects the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Fund's net assets as of December 31, 2008:

Description	Investments in Securities
Level 1 - Quoted prices	$ 59,033,227
Level 2 - Other significant observable inputs	13,189,171
Level 3 - Significant unobservable inputs	2,474,184
Total	$ 74,696,582

Level 3 Reconciliation Disclosure

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Investments in Securities
Balance as of March 31, 2008	$6,063,012
Accrued discounts/premiums*	487,221
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	(1,308,046)
Net purchases (sales)	(2,768,003)
Transfers in and/or out of Level 3	—
Balance as of December 31, 2008	$2,474,184

*Includes change in allocation of securities lending collateral pool.

AssetMark Small Mid Cap Value Fund
Schedule of Investments
December 31, 2008
(Unaudited)

Shares		Value
	COMMON STOCKS - 93.47%
	Aerospace & Defense - 0.45%
19,285	BE Aerospace, Inc. (a)	$148,302
3,780	Curtiss-Wright Corp.	126,214
		274,516
	Air Freight & Logistics - 0.34%
5,379	Ryder System, Inc.	208,598
	Airlines - 0.51%
17,127	Continental Airlines, Inc. (a)	309,314
	Banks - 0.29%
6,598	PacWest Bancorp	177,486
	Building Products - 0.72%
6,940	Ameron International Corp.	436,665
	Capital Markets - 4.66%
31,260	Ameriprise Financial, Inc.	730,234
29,263	BGC Partners, Inc.	80,766
24,530	Calamos Asset Management, Inc.	181,522
14,577	Investment Technology Group, Inc. (a)(b)	331,189
62,880	Jefferies Group, Inc. (b)	884,093
5,870	KBW, Inc. (a)(b)	135,010
15,680	Knight Capital Group, Inc. (a)	253,232
17,313	Penson Worldwide, Inc. (a)(b)	131,925
6,700	Raymond James Financial, Inc. (b)	114,771
		2,842,742
	Chemicals - 2.47%
11,860	Airgas, Inc.	462,422
8,647	Albemarle Corp.	192,828
1,564	CF Industries Holdings, Inc.	76,886
21,710	H.B. Fuller Co. (b)	349,748
3,869	Innophos Holdings, Inc.	76,645
19,313	Olin Corp.	349,179
		1,507,708
	Commercial Banks - 10.26%
18,255	Associated Banc-Corp (b)	382,077
9,050	Cathay General Bancorp	214,937
20,694	Central Pacific Financial Corp.	207,768
30,034	First Horizon National Corp.	317,463
14,649	First Midwest Bancorp, Inc. (b)	292,541
13,977	FirstMerit Corp.	287,786
7,506	Hancock Holding Co. (b)	341,223
14,049	Huntington Bancshares, Inc. (b)	107,615
96,150	Investors Bancorp, Inc. (a)(b)	1,291,295
18,256	The South Financial Group, Inc. (b)	78,866
4,444	Trustmark Corp.	95,946
140,510	UCBH Holdings, Inc. (b)	966,709
25,920	UMB Financial Corp. (b)	1,273,709
16,591	Zions Bancorporation (b)	406,645
		6,264,580
	Commercial Services & Supplies - 2.14%
11,416	CBIZ, Inc. (a)	98,748
13,007	Consolidated Graphics, Inc. (a)(b)	294,478
30,230	Corrections Corporation of America (a)(b)	494,563
8,820	The Geo Group Inc. (a)	159,025
29,040	Sotheby's (b)	258,166
		1,304,980
	Communications Equipment - 2.41%
178,263	ADC Telecommunications (a)(b)	975,099
13,130	Belden, Inc.	274,154
14,105	CommScope, Inc. (a)(b)	219,192
		1,468,445
	Computers & Peripherals - 0.47%
10,201	Diebold, Inc.	286,546
	Construction & Engineering - 2.65%
9,010	Dycom Industries, Inc. (a)	74,062
8,484	EMCOR Group, Inc. (a)	190,296
27,590	Granite Construction, Inc. (b)	1,212,029
9,324	MasTec, Inc. (a)	107,972
3,590	MYR Group Inc. (a)	35,900
		1,620,259
	Consumer Finance - 0.33%
10,241	World Acceptance Corp. (a)	202,362
	Containers & Packaging - 1.63%
7,000	Greif, Inc.	234,010
28,460	Myers Industries, Inc.	227,680
12,993	Pactiv Corp. (a)	323,266
9,117	Sonoco Products Co.	211,149
		996,105
	Diversified Financial Services - 1.63%
50,240	Leucadia National Corp. (b)	994,752
	Diversified Telecommunication Services - 2.05%
67,788	Cincinnati Bell, Inc. (a)	130,831
31,220	Embarq Corp. (b)	1,122,671
		1,253,502
	Electric Utilities - 6.97%
94,520	CenterPoint Energy, Inc.	1,192,842
18,610	Cleco Corp.	424,866
36,403	Great Plains Energy, Inc. (b)	703,670
13,830	IDACORP, Inc.	407,294
16,618	Northeast Utilities (b)	399,829
16,150	Portland General Electric Co.	314,441
19,350	Wisconsin Energy Corp.	812,313
		4,255,255
	Electrical Equipment - 1.98%
3,620	A.O. Smith Corp.	106,862
54,400	Encore Wire Corp. (b)	1,031,424
1,910	Regal-Beloit Corp.	72,561
		1,210,847
	Electronic Equipment & Instruments - 3.65%
17,672	Arrow Electronics, Inc. (a)(b)	332,941
37,220	Avnet, Inc. (a)	677,776
29,472	Benchmark Electronics, Inc. (a)(b)	376,357
21,245	Jabil Circuit, Inc. (b)	143,404
4,380	Mettler Toledo International, Inc. (a)	295,212
18,516	Plexus Corp. (a)	313,846
7,760	SYNNEX Corp. (a)(b)	87,921
		2,227,457
	Energy Equipment & Services - 0.48%
9,773	Hornbeck Offshore Services, Inc. (a)	159,691
7,771	T-3 Energy Services, Inc. (a)	73,358
6,901	Willbros Group, Inc. (a)	58,451
		291,500
	Food & Staples Retailing - 2.90%
20,610	Andersons, Inc. (b)	339,653
89,638	Wendy's Arby's Group, Inc.	442,811
61,450	Winn Dixie Stores, Inc. (a)	989,345
		1,771,809
	Food Products - 0.69%
12,662	Dean Foods Co. (a)(b)	227,536
3,327	Ralcorp Holdings, Inc. (a)	194,297
		421,833
	Gas Utilities - 2.58%
12,971	AGL Resources, Inc. (b)	406,641
7,723	New Jersey Resources Corp.	303,900
10,225	Northwest Natural Gas Co.	452,251
16,964	UGI Corp.	414,261
		1,577,053
	Health Care Providers & Services - 3.00%
10,159	AMERIGROUP Corp. (a)(b)	299,893
189,140	Assisted Living Concepts, Inc. (a)(b)	784,931
12,695	Kindred Healthcare, Inc. (a)	165,289
7,256	Magellan Health Services, Inc. (a)(b)	284,145
7,924	Universal Health Services, Inc. (b)	297,705
		1,831,963
	Hotels, Restaurants & Leisure - 2.18%
10,381	CEC Entertainment, Inc. (a)	251,739
16,580	Penn National Gaming, Inc. (a)	354,481
27,240	Vail Resorts, Inc. (a)(b)	724,584
		1,330,804
	Household Durables - 0.52%
11,755	Lennar Corp.	101,916
7,166	Ryland Group, Inc.	126,623
50,665	Standard-Pacific Corp. (a)	90,184
		318,723
	Insurance - 5.38%
14,957	AMBAC Financial Group, Inc. (b)	19,444
19,338	American Financial Group, Inc.	442,454
10,280	Arch Capital Group Ltd. (a)	720,628
7,220	Aspen Insurance Holdings Ltd.	175,085
15,144	Fidelity National Financial, Inc.	268,806
16,890	The Hanover Insurance Group, Inc.	725,763
3,500	White Mountains Insurance Group Ltd.	934,885
		3,287,065
	Leisure Equipment & Products - 0.27%
17,641	Callaway Golf Co.	163,885
	Life Sciences Tools & Supplies - 0.32%
14,013	PerkinElmer, Inc.	194,921
	Machinery - 2.85%
5,900	Kennametal, Inc.	130,921
12,485	Manitowoc Co. (b)	108,120
14,430	Mueller Water Products Inc.	121,789
21,320	Pall Corp. (b)	606,128
7,970	Robbins & Myers, Inc.	128,875
40,840	Trinity Industries, Inc. (b)	643,638
		1,739,471
	Media - 0.90%
20,400	Cinemark Holdings, Inc. (b)	151,572
25,730	Discovery Communications Inc. (a)	364,337
25,150	Entercom Communications Corp. (b)	30,934
		546,843
	Metals & Mining - 2.71%
15,960	Allegheny Technologies, Inc. (b)	407,459
37,950	Commercial Metals Co.	450,466
6,460	Kaiser Aluminum Corp. (b)	145,479
12,190	Schnitzer Steel Industries, Inc.	458,954
17,177	Steel Dynamics, Inc.	192,039
		1,654,397
	Multi-Utilities - 2.31%
33,190	Oneok, Inc.	966,493
17,788	Vectren Corp.	444,878
		1,411,371
	Oil & Gas - 6.19%
10,349	Carrizo Oil & Gas, Inc. (a)(b)	166,619
29,410	CNX Gas Corp. (a)	802,893
12,750	Comstock Resources, Inc. (a)(b)	602,437
31,450	Denbury Resources, Inc. (a)	343,434
6,029	Encore Acquisition Co. (a)	153,860
19,600	Overseas Shipholding Group, Inc.	825,356
17,130	Plains All American Pipeline, L.P.	594,240
26,380	Quicksilver Resources, Inc. (a)(b)	146,937
19,289	Rex Energy Corporation (a)	56,710
2,655	Whiting Petroleum Corp. (a)(b)	88,836
		3,781,322
	Pharmaceuticals - 2.10%
21,050	Endo Pharmaceuticals Holdings Inc. (a)(b)	544,774
25,662	King Pharmaceuticals, Inc. (a)	272,530
3,564	Perrigo Co.	115,153
13,132	Watson Pharmaceuticals, Inc. (a)	348,917
		1,281,374
	Restaurants - 0.29%
8,460	Cracker Barrel Old Country Store, Inc. (a)(b)	174,191
	Road & Rail - 0.72%
7,720	AMERCO (a)	266,572
6,072	Old Dominion Freight Line (a)	172,809
		439,381
	Semiconductor & Semiconductor Equipment - 1.62%
21,030	Advanced Energy Industries, Inc. (a)(b)	209,249
38,369	Atmel Corp. (a)	120,095
4,520	Brooks Automation, Inc. (a)	26,261
16,480	Cypress Semiconductor Corp. (a)	73,666
26,348	Diodes, Inc. (a)(b)	159,669
53,281	Integrated Device Technology, Inc. (a)	298,906
6,704	MKS Instruments, Inc. (a)	99,152
		986,998
	Software - 1.01%
21,039	Novell, Inc. (a)	81,842
3,239	Open Text Corp. (a)	97,591
18,062	Parametric Technology Corp. (a)	228,484
8,517	Sybase, Inc. (a)(b)	210,966
		618,883
	Specialty Retail - 1.84%
4,826	Abercrombie & Fitch Co. (b)	111,336
22,930	Brown Shoe Co., Inc. (b)	194,217
44,540	Foot Locker, Inc. (b)	326,923
36,190	Men's Wearhouse, Inc. (b)	490,013
		1,122,489
	Textiles, Apparel & Luxury Goods - 0.45%
26,426	Jones Apparel Group, Inc.	154,856
6,065	Phillips-Van Heusen Corp. (b)	122,089
		276,945
	Thrifts & Mortgage Finance - 5.60%
26,420	Capitol Federal Financial	1,204,752
16,870	Dime Community Bancshares	224,371
73,810	Hudson City Bancorp, Inc.	1,178,008
49,344	TFS Financial Corp. (b)	636,537
11,852	Washington Federal, Inc. (b)	177,306
		3,420,974
	Tobacco - 0.59%
6,395	Lorillard, Inc.	360,358
	Wireless Telecommunication Services - 0.36%
18,600	Syniverse Holdings, Inc. (a)	222,084
	TOTAL COMMON STOCKS (Cost $72,417,252)	57,068,756
	REAL ESTATE INVESTMENT TRUSTS - 6.81%
	Real Estate Investment Trusts - 6.81%
3,920	Alexandria Real Estate Equities, Inc. (b)	236,533
60,242	Anworth Mortgage Asset Corp. (b)	387,356
11,175	BioMed Realty Trust, Inc.	130,971
5,870	Digital Realty Trust, Inc.	192,830
3,790	Entertainment Properties Trust (b)	112,942
20,309	First Potomac Realty Trust	188,874
8,350	Health Care REIT, Inc. (b)	352,370
4,409	Healthcare Realty Trust, Inc. (b)	103,523
42,125	MFA Mortgage Investments, Inc.	248,116
10,974	National Retail Properties, Inc. (b)	188,643
32,760	Plum Creek Timber Co., Inc.	1,138,082
18,496	Realty Income Corp. (b)	428,183
14,160	SL Green Realty Corp.	366,744
13,317	Sunstone Hotel Investors, Inc.	82,432
		4,157,599
	TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $5,807,701)	4,157,599
	SHORT TERM INVESTMENTS - 0.65%
	Money Market Funds - 0.65%
398,581	Federated Prime Obligations Fund	398,581
	TOTAL SHORT TERM INVESTMENTS (Cost $398,581)	398,581
Principal Amount
	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 25.18%
	Corporate Bonds and Notes - 17.42%
$ 2,686,663	Abbey National Trust, 2.637%, 02/13/09	2,685,803
2,507,552	Allstate Life Global Funding, 3.454%, 03/20/09	2,490,476
1,791,110	Bank of Scotland, 2.994%, 05/06/09	1,789,998
2,328,441	Barclays Bank, 3.616%, 03/16/09	2,325,787
1,343,331	Svenska Handelsbanken, 4.418%, 08/06/09	1,343,130

	Total Corporate Bonds and Notes (Cost $10,657,097)	10,635,194

	Corporate Paydown Securities - 1.84%
1,016,547	KKR Atlantic East Holding Group Trust, 3.059%, 03/25/09 (c)(d)	578,314
1,154,187	KKR Pacific West Holding Group Trust, 3.059%, 03/25/09 (c)(d)	546,623

	Total Corporate Paydown Securities (Cost $2,170,734)	1,124,937

Shares
	Money Market Funds - 1.77%
527,314	Mount Vernon Prime Portfolio	527,314
589,345	Reserve Primary Fund (c)(d)	555,752

	Total Mutual Funds (Cost $1,116,659)	1,083,066
Principal Amount
	Principal Cash - 0.04%
$ 23,386	Principal Cash	23,386

	Total Principal Cash (Cost $23,386)	23,386

	U.S. Government Agency Issues - 4.10%
2,507,552	FHLB, 0.000%, 03/02/09	2,505,972

	Total U.S. Government Agency Issues (Cost $2,507,552)	2,505,972

	Total Investments Purchased as Securities Lending Collateral (Cost $16,475,428)	15,372,555

	Total Investments (Cost $95,098,962) - 126.11%	76,997,491
	Liabilities in Excess of Other Assets - (26.11)%	(15,942,138)
	TOTAL NET ASSETS - 100.00%	$61,055,353

Percentages are stated as a percent of net assets.
(a)	Non-income producing.
(b)	All or a portion of this security is on loan.
(c)	Restricted securities as defined in Rule 144(a) under the Securities Act of 1933. Such securities are treated as illiquid securities according to
	the Fund's liquidity guidelines. The market value of these securities total $1,680,689, which represents 2.75% of total net assets.
(d)	As of December 31, 2008, the Adviser has fair valued this security. The market value of these securities were $1,680,689, which represent
	2.75% of total net assets

	The cost basis of investments for federal income tax purposes at December 31, 2008 was as follows*:

	Cost of investments	$95,098,962
	Gross unrealized appreciation	3,967,676
	Gross unrealized depreciation	(22,069,147)
	Net unrealized appreciation	($18,101,471)

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the
	previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section
	in the Fund's most recent semi-annual or annual report.

FAS 157 - Summary of Fair Value Exposure at December 31, 2008

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  For example, money market securities are valued using amortized cost, in accordance with the Investment Company Act of 1940.  Generally, amortized cost reflects the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Fund's net assets as of December 31, 2008:

Description	Investments in Securities
Level 1 - Quoted prices	$62,175,636
Level 2 - Other significant observable inputs	13,141,166
Level 3 - Significant unobservable inputs	1,680,689
Total	$76,997,491

Level 3 Reconciliation Disclosure

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Investments in Securities
Balance as of March 31, 2008	$2,845,732
Accrued discounts/premiums*	2,415,653
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	(778,521)
Net purchases (sales)	(2,802,175)
Transfers in and/or out of Level 3	—
Balance as of December 31, 2008	$1,680,689

*Includes change in allocation of securities lending collateral pool.

AssetMark International Equity Fund
Schedule of Investments
December 31, 2008
(Unaudited)

Shares		Value
	COMMON STOCKS - 96.98%
	Australia - 5.29%
169,490	CSL Ltd.	$3,996,886
248,580	National Australia Bank Ltd.	3,654,537
2,013,909	Telstra Corp.	5,391,309
194,465	Wesfarmers Ltd.	2,454,506
		15,497,238
	Brazil - 0.81%
97,600	Petroleo Brasileiro SA - ADR	2,390,224
	China - 0.94%
893,000	China Life Insurance Company Ltd.	2,743,726
	Czech Republic - 0.97%
66,879	CEZ	2,845,180
	Finland - 0.62%
141,043	UPM Kymmene Corp.	1,807,993
	France - 12.83%
121,943	Carrefour SA	4,713,632
41,363	Casino Guichard Perrachon SA	3,152,454
196,668	France Telecom SA	5,481,662
80,760	GDF Suez SA	4,008,687
89,224	Renault SA	2,328,392
79,932	Saint-Gobain SA	3,776,803
39,949	Sanofi-Aventis SA	2,555,263
116,888	Societe Generale SA	5,930,068
102,342	Total SA	5,626,674
		37,573,635
	Germany - 6.03%
69,422	Bayer AG	4,029,533
110,992	E.ON AG	4,293,977
59,273	RWE AG	5,233,867
35,399	Siemens AG	2,670,520
108,775	Tognum AG (a)	1,445,752
		17,673,649
	Greece - 0.46%
72,673	National Bank of Greece SA	1,349,581
	Hong Kong - 2.06%
504,000	Hong Kong Electric Holdings	2,837,515
379,000	Sun Hung Kai Properties Ltd.	3,189,111
		6,026,626
	Italy - 3.64%
1,134,200	Intesa Sanpaolo SpA	4,120,192
140,612	UBI Banca ScpA	2,062,251
186,486	ENI SpA	4,487,532
		10,669,975
	Japan - 20.88%
282,500	Canon, Inc.	8,950,893
401	East Japan Railway	3,047,865
566,000	Itochu Corp.	2,855,522
190,000	Kao Corp.	5,771,315
909	KDDI Corp.	6,490,531
132,200	Millea Holdings, Inc.	3,917,011
206,000	Mitsui Fudosan Co., Ltd.	3,434,481
9,300	Nintendo Co. Ltd.	3,554,011
340,000	Sekisui House Ltd.	2,999,634
108,600	Seven & i Holdings Co., Ltd.	3,732,755
182,500	Takeda Pharmaceutical Co. Ltd.	9,512,321
209,000	Toyota Motor Corp.	6,909,190
		61,175,529
	Netherlands - 2.99%
186,318	ING Groep NV	2,050,601
266,594	Reed Elsevier NV	3,169,641
145,692	Unilever NV	3,531,276
		8,751,518
	Singapore - 3.23%
959,000	Oversea-Chinese Banking Corp. Ltd.	3,334,524
1,171,000	Singapore Telecommunications Ltd.	2,086,786
446,000	United Overseas Bank Ltd.	4,030,516
		9,451,826
	Spain - 6.64%
909,315	Banco Santander Central Hispano SA	8,784,609
473,037	Telefonica SA	10,677,231
		19,461,840
	Switzerland - 8.54%
5,405	Givaudan SA	4,271,008
159,737	Nestle SA	6,325,288
121,751	Novartis AG	6,097,467
36,760	Roche Holding AG	5,691,077
8,141	Swisscom AG	2,640,817
		25,025,657
	Taiwan - 1.11%
412,400	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	3,257,960
	United Kingdom - 19.94%
249,916	Autonomy Corp. Plc (a)	3,477,618
626,475	Aviva Plc	3,549,916
264,672	Babcock International Group Plc	1,824,632
612,673	BAE Systems Plc	3,334,252
166,518	BHP Billiton Plc	3,229,717
1,504,589	BP Plc	11,614,582
580,830	Compass Group Plc	2,896,998
349,296	GlaxoSmithKline Plc	6,496,121
1,080,857	Lloyds TSB Group Plc	2,045,762
745,073	Wm Morrison Supermarkets Plc	3,020,041
352,888	Reed Elsevier Plc	2,590,847
225,204	Royal Dutch Shell Plc	5,954,300
337,342	Smith & Nephew Plc	2,154,441
270,868	Unilever Plc	6,221,785
		58,411,012
	TOTAL COMMON STOCKS (Cost $305,400,476)	284,113,169
	SHORT TERM INVESTMENTS - 3.08%
	Money Market Funds - 3.08%
9,013,653	Federated Prime Obligations Fund	9,013,653
	TOTAL SHORT TERM INVESTMENTS (Cost $9,013,653)	9,013,653
Principal Amount
	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 0.56%
	Corporate Paydown Securities - 0.39%
$ 1,029,415	KKR Atlantic East Holding Group Trust, 3.059%, 03/25/09 (c)(d)	585,634
1,168,797	KKR Pacific West Holding Group Trust, 3.059%, 03/25/09 (c)(d)	553,542

	Total Corporate Paydown Securities (Cost $2,198,212)	1,139,176

Shares
	Money Market Funds - 0.17%
516,166	Reserve Primary Fund (c)(d)	486,745

	Total Mutual Funds (Cost $516,166)	486,745
	Total Investments Purchased as Securities Lending Collateral (Cost $2,714,378)	1,625,921

	Total Investments (Cost $317,128,507) - 100.62%	294,752,743
	Liabilities in Excess of Other Assets - (0.62)%	(1,807,808)
	TOTAL NET ASSETS - 100.00%	$292,944,935

Percentages are stated as a percent of net assets.
ADR	American Depositary Receipt
(a)	Non-income producing.
(b)	All or a portion of this security is on loan.
(c)	Restricted securities as defined in Rule 144(a) under the Securities Act of 1933. Such securities are treated as illiquid securities according to
	the Fund's liquidity guidelines. The market value of these securities total $1,625,921, which represents 0.56% of total net assets.
(d)	As of December 31, 2008, the Adviser has fair valued this security. The market value of these securities were $1,625,921, which represent
	0.56% of total net assets

	The cost basis of investments for federal income tax purposes at December 31, 2008 was as follows*:

	Cost of investments	$317,128,507
	Gross unrealized appreciation	10,976,902
	Gross unrealized depreciation	(33,352,666)
	Net unrealized appreciation	($22,375,764)

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the
	previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section
	in the Fund's most recent semi-annual or annual report.

FAS 157 - Summary of Fair Value Exposure at December 31, 2008

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  For example, money market securities are valued using amortized cost, in accordance with the Investment Company Act of 1940.  Generally, amortized cost reflects the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Fund's net assets as of December 31, 2008:

Description	Investments in Securities
Level 1 - Quoted prices	$14,661,837
Level 2 - Other significant observable inputs	278,464,985
Level 3 - Significant unobservable inputs	1,625,921
Total	$294,752,743

Level 3 Reconciliation Disclosure

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Investments in Securities
Balance as of March 31, 2008	$2,876,501
Accrued discounts/premiums*	1,987,435
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	(783,782)
Net purchases (sales)	(2,454,233)
Transfers in and/or out of Level 3	—
Balance as of December 31, 2008	$1,625,921

*Includes change in allocation of securities lending collateral pool.

AssetMark Real Estate Securities Fund
Schedule of Investments
December 31, 2008
(Unaudited)

Shares		Value
	COMMON STOCKS - 0.33%
	Office Property - 0.33%
25,300	Brookfield Properties Co.	$195,569
	TOTAL COMMON STOCKS (Cost $158,368)	195,569
	REAL ESTATE INVESTMENT TRUSTS, COMMON STOCKS - 97.73%
	Apartments - 16.47%
3,460	Apartment Investment & Management Co.	39,963
31,215	AvalonBay Communities, Inc.	1,891,004
39,112	BRE Properties, Inc. (a)	1,094,354
117,972	Equity Residential	3,517,925
24,769	Essex Property Trust, Inc.	1,901,021
3,950	Home Properties, Inc.	160,370
8,000	Post Properties, Inc. (a)	132,000
69,930	UDR, Inc.	964,335
		9,700,972
	Diversified - 13.43%
990	Alexander's, Inc.	252,351
55,470	Digital Realty Trust, Inc. (a)	1,822,189
25,987	Entertainment Properties Trust (a)	774,413
24,485	Liberty Property Trust (a)	558,993
1,900	PS Business Parks, Inc.	84,854
67,389	Vornado Realty Trust (a)	4,066,926
12,400	Washington Real Estate Investment Trust	350,920
		7,910,646
	Forestry- 1.62%
27,540	Plum Creek Timber Co., Inc.	956,740
	Health Care - 13.39%
76,670	HCP, Inc. (a)	2,129,126
42,730	Health Care REIT, Inc. (a)	1,803,206
10,100	Healthcare Realty Trust, Inc.	237,148
67,260	Nationwide Health Properties, Inc. (a)	1,931,707
53,096	Ventas, Inc. (a)	1,782,433
		7,883,620
	Hotels & Motels - 1.35%
20,000	Diamondrock Hospitality Co.	101,400
91,990	Host Hotels & Resorts, Inc.	696,364
		797,764
	Manufactured Homes - 0.56%
8,600	Equity Lifestyle Properties, Inc.	329,896
	Office Property - 16.19%
32,326	Alexandria Real Estate Equities, Inc. (a)	1,950,551
57,000	BioMed Realty Trust, Inc.	668,040
49,058	Boston Properties, Inc. (a)	2,698,190
22,700	Brandywine Realty Trust (a)	175,017
54,865	Corporate Office Properties Trust	1,684,356
56,570	Douglas Emmett, Inc. (a)	738,804
11,200	Highwoods Properties, Inc.	306,432
19,227	Kilroy Realty Corp. (a)	643,335
25,961	SL Green Realty Corp.	672,390
		9,537,115
	Regional Malls - 12.47%
11,700	CBL & Associates Properties, Inc. (a)	76,050
71,636	The Macerich Co. (a)	1,300,910
89,475	Simon Property Group, Inc. (a)	4,753,807
47,600	Taubman Centers, Inc. (a)	1,211,896
		7,342,663
	Shopping Centers - 11.18%
11,000	Equity One, Inc. (a)	194,700
38,054	Federal Realty Investment Trust (a)	2,362,392
31,710	Kimco Realty Corp.	579,659
26,370	National Retail Properties, Inc. (a)	453,300
26,466	Regency Centers Corp. (a)	1,235,962
15,300	Saul Centers, Inc.	604,350
30,740	Tanger Factory Outlet Centers, Inc. (a)	1,156,439
		6,586,802
	Storage - 6.70%
56,076	Extra Space Storage, Inc.	578,704
42,350	Public Storage, Inc. (a)	3,366,825
		3,945,529
	Warehouse/Industrial - 4.37%
42,614	AMB Property Corp.	998,020
28,870	DCT Industrial Trust, Inc.	146,082
11,950	EastGroup Properties, Inc.	425,181
72,282	ProLogis	1,003,997
		2,573,280
	TOTAL REAL ESTATE INVESTMENT TRUSTS, COMMON STOCKS (Cost $50,298,119)	57,565,027
	REAL ESTATE INVESTMENT TRUSTS, PREFERRED STOCKS - 1.83%
	Diversified - 0.51%
15,700	Vornado Realty Trust	302,539
	Office Property - 0.95%
18,400	Corporate Office Properties Trust	301,944
10,300	Kilroy Realty Corp.	173,967
5,500	SL Green Realty Corp.	83,050
		558,961
	Regional Malls - 0.23%
8,600	Taubman Centers, Inc.	133,300
	Shopping Centers - 0.14%
4,500	Regency Centers LP	81,000
	TOTAL REAL ESTATE INVESTMENT TRUSTS, PREFERRED STOCKS (Cost $1,239,838)	1,075,800
Principal Amount
	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 29.00%
	Corporate Bonds and Notes - 20.72%
$ 3,083,097	Abbey National Trust, 2.637%, 02/13/09	3,082,111
2,877,557	Allstate Life Global Funding, 3.454%, 03/20/09	2,857,961
2,055,398	Bank of Scotland, 2.994%, 05/06/09	2,054,124
2,672,018	Barclays Bank, 3.616%, 03/16/09	2,668,971
1,541,549	Svenska Handelsbanken, 4.418%, 08/06/09	1,541,317

	Total Corporate Bonds and Notes (Cost $12,229,619)	12,204,484

	Corporate Paydown Securities - 1.80%
957,356	KKR Atlantic East Holding Group Trust, 3.059%, 03/25/09 (b)(c)	544,640
1,086,981	KKR Pacific West Holding Group Trust, 3.059%, 03/25/09 (b)(c)	514,794

	Total Corporate Paydown Securities (Cost $2,044,337)	1,059,434

Shares
	Money Market Funds - 1.56%
605,123	Mount Vernon Prime Portfolio	605,123
330,608	Reserve Primary Fund (b)(c)	311,763

	Total Mutual Funds (Cost $935,731)	916,886
Principal Amount
	Principal Cash - 0.04%
$ 26,836	Principal Cash	26,836

	Total Principal Cash (Cost $26,836)	26,836

	U.S. Government Agency Issues - 4.88%
2,877,557	FHLB, 0.000%, 03/02/09	2,875,744

	Total U.S. Government Agency Issues (Cost $2,877,557)	2,875,744

	Total Investments Purchased as Securities Lending Collateral (Cost $18,114,080)	17,083,384

	Total Investments (Cost $69,810,405) - 128.89%	75,919,780
	Liabilities in Excess of Other Assets - (28.89)%	(17,018,527)
	TOTAL NET ASSETS - 100.00%	$58,901,253

Percentages are stated as a percent of net assets.
(a)	All or a portion of this security is on loan.
(b)	Restricted securities as defined in Rule 144(a) under the Securities Act of 1933. Such securities are treated as illiquid securities according to
	the Fund's liquidity guidelines. The market value of these securities total $1,371,197, which represents 2.33% of total net assets.
(c)	As of December 31, 2008, the Adviser has fair valued this security. The market value of these securities were $1,371,197, which represent
	2.33% of total net assets

	The cost basis of investments for federal income tax purposes at December 31, 2008 was as follows*:

	Cost of investments	$69,810,405
	Gross unrealized appreciation	10,502,405
	Gross unrealized depreciation	(4,393,030)
	Net unrealized appreciation	$6,109,375

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the
	previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section
	in the Fund's most recent semi-annual or annual report.

FAS 157 - Summary of Fair Value Exposure at December 31, 2008

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  For example, money market securities are valued using amortized cost, in accordance with the Investment Company Act of 1940.  Generally, amortized cost reflects the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Fund's net assets as of December 31, 2008:

Description	Investments in Securities
Level 1 - Quoted prices	$59,468,355
Level 2 - Other significant observable inputs	15,080,228
Level 3 - Significant unobservable inputs	1,371,197
Total	$75,919,780

Level 3 Reconciliation Disclosure

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Investments in Securities
Balance as of March 31, 2008	$ 3,612,518
Accrued discounts/premiums*	51,028
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	(720,397)
Net purchases (sales)	(1,571,952)
Transfers in and/or out of Level 3	—
Balance as of December 31, 2008	$ 1,371,197

*Includes change in allocation of securities lending collateral pool.

AssetMark Tax Exempt Fixed Income Fund
Schedule of Investments
December 31, 2008
(Unaudited)

Principal
Amount		Value
	MUNICIPAL BONDS - 89.90%
	Alabama - 0.83%
$ 1,000,000	Jefferson County Schools, Revenue Bond, FSA Insured,
	5.500%, 01/01/2021	$797,930
1,000,000	Mobile Industrial Development Board Pollution Control, Revenue Bond,
	4.880%, 06/01/2034	1,008,430
		1,806,360
	Arizona - 2.80%
135,000	Maricopa County Elementary School District, Refunding, GO, FSA Insured,
	5.000%, 07/01/2012	144,520
965,000	Maricopa County Industrial Development Authority Senior Living Facilities, Refunding, Revenue Bond,
	3.650%, 09/15/2035	961,227
1,000,000	Phoenix Civic Improvement Wastewater System, Refunding, Revenue Bond,
	5.000%, 07/01/2020	1,028,540
	Pinal County Industrial Development Authority Correctional Facilities, Revenue Bond, ACA Insured,
750,000	5.250%, 10/01/2014	675,638
1,000,000	5.250%, 10/01/2015	875,830
1,000,000	Pinal County, CP,
	5.000%, 12/01/2029	862,470
1,500,000	Salt River Project, Series A, Revenue Bond,
	5.000%, 01/01/2021	1,558,290
		6,106,515
	California - 7.58%
3,190,000	Bay Area Toll Authority, Refunding, Revenue Bond,
	5.000%, 04/01/2039	2,929,632
1,000,000	Bay Area Toll Authority, Revenue Bond,
	5.500%, 04/01/2043	980,260
1,000,000	California Communities Development Authority, Revenue Bond,
	5.500%, 07/01/2037	607,570
3,600,000	California Communities Development Authority, Series C, Revenue Bond,
	3.850%, 11/01/2029	3,519,036
600,000	California Statewide Community Development Authority, Series A, Revenue Bond, ACA Insured,
	5.630%, 08/01/2034	411,468
	California, GO,
400,000	5.000%, 08/01/2014	424,496
1,000,000	5.000%, 06/01/2031	874,730
2,970,000	Golden West Schools Funding Authority, Refunding, GO, AMBAC Insured,
	5.500%, 08/01/2019	3,323,638
1,000,000	Los Angeles Community College District, Series F, GO,
	5.000%, 08/01/2033	934,810
145,000	Los Angeles Unified School District, Series A, Refunding, GO, FGIC Insured,
	4.250%, 01/01/2028	121,090
500,000	Roseville Westpark Community Facilities, Special Tax,
	5.250%, 09/01/2037	298,620
1,000,000	Sacramento County Sanitation District, Revenue Bond,
	5.000%, 12/01/2036	920,250
1,175,000	San Francisco Steinhart Aquarium, Series F, GO,
	5.000%, 06/15/2023	1,182,191
		16,527,791
	Colorado - 0.95%
	Denver City & County Justice System, GO,
1,500,000	5.000%, 08/01/2023	1,556,565
500,000	5.000%, 08/01/2024	515,325
		2,071,890
	Connecticut - 0.43%
1,000,000	Connecticut Health & Educational Facilities Authority, Revenue Bond,
	4.700%, 07/01/2029	942,310
	Delaware - 0.27%
1,000,000	New Castle County, Revenue Bond,
	5.000%, 09/01/2036	589,100
	District of Columbia - 0.09%
200,000	District of Columbia, Series B, Unrefunded, GO,
	5.500%, 06/01/2009	202,910
	Florida - 3.11%
315,000	Beacon Lakes Community Development, Series A, Special Assessment,
	6.000%, 05/01/2038	182,391
245,000	Boynton Village Community Development District, Series A, Special Assessment,
	5.750%, 05/01/2037	137,670
2,375,000	Highlands County Health Facilities Authority, Revenue Bond,
	5.000%, 11/15/2029	2,416,634
1,250,000	Miami-Dade County Educational Facilities, Series A, Revenue Bond,
	5.000%, 04/01/2034	1,407,013
625,000	Palm Glades Community Development, Series B, Special Assessment,
	4.850%, 08/01/2011	552,419
1,200,000	Seminole Tribe Special Obligation, Series A, Revenue Bond,
	5.750%, 10/01/2022	740,592
625,000	Tolomato Community Development District, Special Assessment,
	6.380%, 05/01/2017	485,600
1,000,000	University of Florida, Revenue Bond, AMBAC Insured,
	5.130%, 09/01/2033	852,450
		6,774,769
	Georgia - 2.45%
1,500,000	Atlanta Development Authority, Revenue Bond,
	5.250%, 07/01/2027	1,387,095
350,000	Chatham County Hospital Authority, Revenue Bond,
	6.130%, 01/01/2024	252,630
1,000,000	Fulton County School District, Refunding, GO,
	5.250%, 01/01/2014	1,121,680
1,400,000	Gainesville Educational Facilities Redevelopment Authority, Refunding, Revenue Bond,
	5.130%, 03/01/2037	723,324
470,000	Marietta Development Authority, Revenue Bond,
	7.000%, 06/15/2039	301,726
1,500,000	Municipal Electric Authority of Georgia, Series A, Refunding, Revenue Bond,
	5.250%, 01/01/2018	1,559,895
		5,346,350
	Hawaii - 0.05%
100,000	Honolulu City & County, Series A, Prefunded, GO,
	6.000%, 01/01/2009	100,000
	Idaho - 0.47%
1,000,000	Boise-Kuna District, Revenue Bond,
	7.380%, 06/01/2034	1,025,420
	Illinois - 11.27%
1,250,000	Chicago Board of Education, Series B, Refunding, GO,
	5.000%, 12/01/2023	1,257,075
100,000	Chicago Metropolitan Water Reclamation District Greater Chicago, Refunding, GO,
	6.050%, 12/01/2009	104,507
75,000	Chicago Park District, Revenue Bond, ACA Insured,
	6.250%, 01/01/2016	78,831
	Chicago Wastewater Transmission, Refunding, Revenue Bond, FGIC Insured,
625,000	5.500%, 01/01/2010	647,062
100,000	5.380%, 01/01/2013	107,507
	Chicago, GO,
2,500,000	5.000%, 12/01/2024	2,504,725
1,000,000	5.000%, 01/01/2026	985,370
1,000,000	Cook County, Series C, GO, AMBAC Insured,
	5.000%, 11/15/2025	1,003,420
1,200,000	Illinois Finance Authority Hospital Sisters Services, Series A, Revenue Bond,
	5.000%, 03/15/2025	1,069,260
450,000	Illinois Finance Authority Resurrection Health Care, Revenue Bond,
	3.750%, 05/15/2020	452,480
1,050,000	Illinois Finance Authority Sherman Health Systems, Refunding, Revenue Bond,
	5.500%, 08/01/2037	667,947
2,000,000	Illinois Finance Authority, Revenue Bond,
	5.000%, 07/01/2022	1,988,360
1,370,000	Illinois Finance Authority, Series A, Revenue Bond,
	5.250%, 10/01/2010	1,426,430
650,000	Illinois Finance Authority, Series B, Revenue Bond,
	5.500%, 08/15/2028	550,388
1,000,000	Illinois State Sales Tax, Revenue Bond,
	5.250%, 06/15/2024	1,019,380
2,500,000	Illinois State Toll Highway Authority, Series A, Revenue Bond, FSA Insured,
	5.000%, 01/01/2026	2,909,450
1,000,000	Illinois, Series 1, GO,
	5.380%, 07/01/2013	1,121,710
2,690,000	Lombard Public Facilities, Series B, Revenue,
	5.250%, 01/01/2030	2,561,848
500,000	Northlake, GO, FGIC Insured,
	5.000%, 12/01/2029	460,670
500,000	Regional Transportation Authority, Series B, Revenue Bond, FGIC Insured,
	5.380%, 06/01/2014	545,195
3,030,000	St. Clair County High School District No. 203, Series A, GO, AMBAC Insured,
	5.750%, 12/01/2026	3,112,628
		24,574,243
	Indiana - 3.08%
195,000	Allen County War Memorial, Revenue Bond,
	4.500%, 05/01/2019	194,352
1,000,000	Indiana Health & Educational Facilities Financing Authority, Revenue Bond,
	5.000%, 11/15/2036	803,900
	Jasper County Pollution Control, Refunding, Revenue Bond,
500,000	4.150%, 08/01/2010	501,800
335,000	5.850%, 04/01/2019	323,838
	Noblesville Redevelopment Authority, Revenue Bond,
200,000	4.500%, 02/01/2011	206,868
305,000	4.500%, 08/01/2012	319,317
820,000	Portage Economic Development, Revenue Bond,
	5.000%, 07/15/2023	563,627
1,155,000	Sheridan Community School's Building Corporation, Revenue Bond, FSA Insured,
	5.500%, 07/15/2020	1,252,043
1,285,000	Tri-Creek Middle School Building Corporation, Revenue Bond, FSA Insured,
	5.250%, 07/15/2021	1,359,993
1,135,000	Wayne Township Marion County School Building Corp, Revenue Bond, MBIA Insured,
	5.500%, 07/15/2023	1,185,076
		6,710,814
	Iowa - 0.54%
600,000	Iowa Finance Authority Health Facilities, Revenue Bond,
	5.250%, 07/01/2010	570,600
600,000	Iowa Finance Authority Pollution Control, Revenue Bond, FGIC Insured,
	5.000%, 07/01/2014	600,282
		1,170,882
	Kansas - 0.42%
765,000	Labette County Hospital, Series A, Revenue Bond,
	5.750%, 09/01/2029	504,372
720,000	Wyandotte County, Revenue Bond,
	4.880%, 10/01/2028	415,728
		920,100
	Kentucky - 0.70%
500,000	Kentucky Economic Development Finance Authority, Revenue Bond,
	5.750%, 12/01/2028	489,535
	Murray Hospital Facilities, Refunding, Revenue Bond,
535,000	4.200%, 08/01/2010	508,608
630,000	4.380%, 08/01/2014	524,179
		1,522,322
	Louisiana - 2.17%
1,000,000	Louisiana Office Facilities Corp., Revenue Bond, AMBAC Insured,
	5.500%, 05/01/2016	1,052,900
1,015,000	Louisiana Offshore Term Authority, Refunding, Revenue Bond,
	5.000%, 10/01/2020	940,387
1,305,000	Louisiana Public Facilities Authority, Revenue Bond,
	5.500%, 05/15/2032	1,445,953
1,235,000	Louisiana, Series A, GO,
	5.000%, 10/15/2018	1,302,604
		4,741,844
	Maine - 0.21%
500,000	South Berwick Education, Revenue Bond,
	5.250%, 08/01/2013	451,915
	Maryland - 1.68%
1,160,000	Maryland Department of Transportation County T Construction, Revenue Bond,
	5.500%, 02/01/2017	1,322,713
1,000,000	Maryland Health & Higher Education Facilities Authority, Refunding, Revenue Bond,
	5.000%, 07/01/2013	1,000,020
	Maryland Health & Higher Education Facilities Authority, Revenue Bond,
750,000	5.200%, 01/01/2024	498,578
245,000	5.000%, 05/15/2048	252,377
860,000	Maryland Student Housing Economic Development, Revenue Bond,
	5.750%, 06/01/2033	588,730
		3,662,418
	Massachusetts - 3.07%
95,000	Massachusetts Bay Transportation Authority, Series C, Revenue Bond,
	5.500%, 03/01/2012	104,222
1,250,000	Massachusetts Health & Educational Facilities Authority, Revenue Bond, MBIA Insured,
	5.000%, 07/01/2015	1,354,937
785,000	Massachusetts Health & Educational Facilities Authority, Series A, Refunding, Revenue Bond,
	5.500%, 11/15/2036	813,967
1,000,000	Massachusetts Health & Educational Facilities Authority, Series A, Revenue Bond,
	5.000%, 07/15/2036	997,020
1,000,000	Massachusetts Health & Educational Facilities Authority, Series B, Revenue Bond,
	5.000%, 10/01/2038	993,790
1,000,000	Massachusetts Health & Educational Facilities Authority, Series E, Refunding, Revenue Bond,
	5.380%, 07/01/2021	846,280
120,000	Massachusetts State Water Resources Authority, Series B, Revenue Bond,
	6.250%, 12/01/2011	135,289
1,500,000	Massachusetts, Series A, Refunding, GO,
	5.000%, 09/01/2032	1,459,335
		6,704,840
	Michigan - 1.61%
75,000	Detroit Sewer Disposal, Revenue Bond,
	7.100%, 12/15/2009	76,645
150,000	Dundee Community School District, GO, Q-SBLF Insured,
	5.380%, 05/01/2010	156,655
600,000	Kent Hospital Finance Authority, Series A, Revenue Bond,
	5.500%, 01/15/2047	607,962
800,000	Lansing School District, Refunding, GO, Q-SBLF Insured,
	5.000%, 05/01/2017	861,368
730,000	Michigan Building Authority, Series I, Refunding, Revenue Bond,
	4.750%, 10/15/2025	608,521
765,000	Michigan State Hospital Finance Authority, Refunding, Revenue Bond,
	5.000%, 07/15/2012	745,293
455,000	Michigan State Hospital Finance Authority, Revenue Bond,
	7.130%, 05/01/2009	464,155
		3,520,599
	Minnesota - 1.13%
800,000	Minneapolis Health Care, Series A, Refunding, Revenue Bond,
	6.625%, 11/15/2028	768,808
295,000	Prior Lake Independent School District, Series A, GO, FGIC Insured,
	4.750%, 02/01/2010	305,036
1,325,000	St. Paul Sewer, Series D, Revenue Bond,
	5.000%, 12/01/2021	1,390,826
		2,464,670
	Missouri - 1.90%
350,000	Cape Girardeau County Industrial Development, Revenue Bond,
	4.250%, 06/01/2009	345,768
500,000	Carroll County Public Water Supply District, Series B, Revenue Bond,
	4.625%, 03/01/2012	500,465
1,000,000	Missouri Health & Educational Facilities Authority, Series A, Revenue Bond,
	5.375%, 03/15/2039	1,027,290
1,000,000	Missouri Highway & Transportation Commission, Series B, Revenue Bond,
	5.000%, 05/01/2024	1,023,930
1,330,000	St. Joseph Industrial Development Authority, Revenue Bond,
	5.000%, 04/01/2027	1,255,906
		4,153,359
	New Hampshire - 0.48%
1,750,000	New Hampshire Health & Education Facilities, Revenue Bond,
	5.250%, 06/01/2036	1,050,857
	New Jersey - 2.39%
600,000	Bergen County School District, Revenue Bond,
	5.000%, 04/01/2032	596,688
700,000	New Jersey Economic Development Authority Cigarette Tax, Revenue Bond,
	5.630%, 06/15/2019	606,676
500,000	New Jersey Economic Development Authority, Revenue Bond, FSA Insured,
	5.000%, 09/01/2020	538,675
1,600,000	New Jersey, Series L, Refunding, GO,
	5.250%, 07/15/2019	1,792,320
1,500,000	New Jersey, Series N, GO,
	5.500%, 07/15/2013	1,686,600
		5,220,959
	New Mexico - 0.52%
1,035,000	University of New Mexico, Refunding, Revenue Bond,
	5.250%, 06/01/2014	1,133,925
	New York - 9.49%
1,000,000	East Rochester Housing Authority Senior Living, Revenue Bond,
	5.500%, 08/01/2033	586,700
1,000,000	Hudson Yards Infrastructure Corporation, Series A, Revenue Bond,
	5.000%, 02/15/2047	719,950
1,765,000	Metropolitan Transportation Authority, Series F, Revenue Bond,
	5.000%, 11/15/2014	1,869,523
1,000,000	New York City Industrial Development Agency Queens Baseball Stadium, Revenue Bond,
	4.750%, 01/01/2042	640,570
800,000	New York City Municipal Water Finance Authority, Series A, Revenue Bond,
	5.750%, 06/15/2040	817,496
500,000	New York City Transit Authority, Series A, CP, AMBAC Insured,
	5.630%, 01/01/2012	520,155
1,100,000	New York City Transitional Finance Authority, Series C, Revenue Bond,
	5.000%, 02/01/2022	1,113,706
1,000,000	New York City, GO,
	5.000%, 11/01/2034	858,720
1,250,000	New York City, Series A, GO,
	5.000%, 08/01/2020	1,248,862
1,000,000	New York Dormitory Authority, Refunding, Revenue Bond, FGIC Insured,
	5.500%, 07/01/2021	1,023,600
	New York Dormitory Authority, Revenue Bond,
750,000	5.500%, 05/15/2025	748,343
500,000	6.130%, 12/01/2029	334,585
	New York Dormitory Authority, Series B, Revenue Bond,
4,850,000	5.250%, 11/15/2023	4,909,170
1,000,000	5.250%, 03/15/2038	972,280
500,000	New York Environmental Facilities, Revenue Bond,
	5.500%, 10/15/2027	520,245
	Sales Tax Asset Receivable Corp., Series A, Revenue Bond,
500,000	5.000%, 10/15/2017	543,515
1,500,000	5.250%, 10/15/2019	1,610,940
	Tobacco Settlement Financing, Revenue Bond,
650,000	5.000%, 06/01/2012	672,555
1,000,000	5.250%, 06/01/2021	982,080
		20,692,995
	North Carolina - 2.80%
2,500,000	Eastern Municipal Power Agency, Series B, Refunding, Revenue Bond, FGIC Insured,
	6.000%, 01/01/2022	2,479,975
1,000,000	North Carolina Grant, Revenue Bond, MBIA Insured,
	5.000%, 03/01/2015	1,100,350
	North Carolina Medical Care Community, Revenue Bond,
700,000	5.500%, 10/01/2017	647,150
650,000	5.600%, 10/01/2036	377,208
1,500,000	North Carolina Municipal Power Agency, Series C, Revenue Bond,
	5.250%, 01/01/2019	1,505,310
		6,109,993
	North Dakota - 0.23%
685,000	Williams County Sales Tax, Revenue Bond,
	5.000%, 11/01/2026	497,276
	Ohio - 2.12%
1,000,000	American Municipal Power, Refunding, Revenue Bond,
	5.250%, 02/15/2023	983,320
750,000	Lorain, Refunding, GO,
	6.750%, 12/01/2023	770,632
1,000,000	Ohio Higher Education Facility, Series A, Revenue Bond,
	5.500%, 12/01/2028	942,300
700,000	Ohio Higher Educational Facility Commission, Revenue Bond,
	5.000%, 10/01/2031	624,057
1,000,000	Ohio, Series A, GO,
	5.000%, 09/01/2015	1,119,770
250,000	Toledo-Lucas County Port Authority, Special Assessment,
	5.380%, 12/01/2035	174,758
		4,614,837
	Oregon - 0.55%
1,000,000	Clackamas County School District, GO,
	5.000%, 06/15/2021	904,580
250,000	Washington County School District, GO, FSA Insured,
	5.500%, 06/15/2019	286,575
		1,191,155
	Pennsylvania - 2.07%
1,250,000	Allegheny County Hospital Development Authority, Series A, Revenue Bond,
	5.000%, 09/01/2014	1,267,725
500,000	Erie Higher Education Building Authority, Revenue Bond,
	5.350%, 03/15/2028	333,575
500,000	Lancaster County Hospital Authority, Series A, Refunding, Revenue Bond,
	5.200%, 07/01/2012	454,455
1,000,000	Pennsylvania, Refunding, GO,
	5.250%, 02/01/2014	1,122,560
1,000,000	Pennsylvania, Series A, GO,
	5.000%, 08/01/2023	1,024,470
500,000	Philadelphia Hospitals & Higher Education Facilities, Refunding, Revenue Bond,
	5.500%, 07/01/2030	303,830
		4,506,615
	Puerto Rico - 1.62%
1,250,000	Puerto Rico Commonwealth, Series A, GO,
	5.250%, 07/01/2022	1,035,025
1,000,000	Puerto Rico Commonwealth, Series A, Refunding, GO,
	5.500%, 07/01/2017	907,800
625,000	Puerto Rico Commonwealth, Series A, Refunding, Revenue Bond, Assured Guaranty Inured,
	5.000%, 07/01/2016	586,568
620,000	Puerto Rico Commonwealth, Series B, Prerefunded, Refunding, GO,
	5.250%, 07/01/2032	736,678
380,000	Puerto Rico Commonwealth, Series B, Unrefunded, Refunding, GO,
	5.250%, 07/01/2032	275,922
		3,541,993
	South Carolina - 0.36%
740,000	Tobacco Settlement Revenue Management Authority, Refunding, Revenue Bond,
	5.000%, 06/01/2018	672,438
100,000	Tobacco Settlement Revenue Management Authority, Series B, Revenue Bond,
	6.380%, 05/15/2030	112,245
		784,683
	South Dakota - 0.22%
465,000	South Dakota Health & Educational Facilities Authority, Revenue Bond,
	5.000%, 11/01/2010	473,384
	Tennessee - 0.59%
300,000	Johnson City Health & Educational Facilities Board, Revenue Bond,
	6.000%, 07/01/2021	311,487
1,000,000	Memphis-Shelby County Airport Authority Special Facilities, Refunding, Revenue Bond,
	5.050%, 09/01/2012	982,310
		1,293,797
	Texas - 12.12%
500,000	Dallas Area Rapid Transit, Refunding, Revenue Bond,
	5.250%, 12/01/2038	496,985
1,000,000	Dallas, GO,
	5.000%, 02/15/2018	1,001,260
635,000	Forney Independent School District, GO, PSF-GTD Insured,
	0.000%, 08/15/2025	242,532
145,000	Frisco, GO, FGIC Insured,
	5.880%, 02/15/2010	152,109
630,000	Gregg County Health Facilities, Revenue Bond,
	4.250%, 10/01/2009	613,538
1,300,000	Houston Apartment System, Series B, Refunding, Revenue Bond, FGIC Insured,
	5.000%, 07/01/2032	1,023,477
225,000	Houston, Series A, GO,
	5.000%, 03/01/2021	227,684
1,280,000	La Porte Independent School District, GO,
	5.250%, 02/15/2024	1,318,246
5,000	Lower Colorado River Authority, Series B, Prerefunded, Revenue Bond, FSA Insured,
	6.000%, 05/15/2013	5,098
930,000	Lower Colorado River Authority, Series B, Unrefunded, Revenue Bond, FSA Insured,
	6.000%, 05/15/2013	948,265
2,300,000	North Texas & Dallas Thruway System, Series A, Refunded, Revenue Bond,
	5.380%, 01/01/2016	2,301,265
	North Texas Tollway Authority, Series A, Refunded, Revenue Bond,
700,000	6.000%, 01/01/2019	725,550
1,000,000	5.630%, 01/01/2033	864,320
770,000	North Texas Tollway Authority, Series E, Refunding, Revenue Bond,
	5.750%, 01/01/2038	785,955
1,500,000	North Texas Tollway Authority, Series L, Refunding, Revenue Bond,
	5.50%, 01/01/2038	1,518,810
2,000,000	San Antonio Electric & Gas, Refunding, Revenue Bond,
	5.380%, 02/01/2015	2,235,860
770,000	San Antonio Electric & Gas, Series A, Prerefunded, Revenue Bond, MBIA Insured,
	5.000%, 02/01/2017	779,933
1,430,000	San Antonio Electric & Gas, Series A, Unrefunded, Revenue Bond, MBIA Insured,
	5.000%, 02/01/2017	1,445,416
70,000	San Antonio Electric & Gas, Unrefunded, Revenue Bond,
	5.500%, 02/01/2013	70,225
1,000,000	San Leanna Educational Facilities, Refunding, Revenue Bond,
	4.750%, 06/01/2032	602,370
185,000	Socorro Independent School District, Prerefunded, GO, PSF-GTD Insured,
	5.380%, 08/15/2013	202,817
15,000	Socorro Independent School District, Unrefunded, GO, PSF-GTD Insured,
	5.380%, 08/15/2013	16,004
2,000,000	Tarrant County Cultural Educational Facilities, Refunding, Revenue Bond,
	5.000%, 02/15/2014	2,043,260
2,000,000	Texas A&M University, Refunding, Revenue Bond,
	5.000%, 05/15/2019	2,140,240
1,105,000	Texas Municipal Gas Acquisition and Supply Corporation, Series B, Revenue Bond,
	2.190%, 12/15/2009	1,057,861
400,000	Texas Public Finance Authority, Refunding, GO,
	5.500%, 10/01/2009	413,160
100,000	Texas State University System, Revenue Bond, FSA Insured,
	5.250%, 03/15/2010	104,023
500,000	Texas Transportation Commission, Revenue Bond,
	5.000%, 04/01/2018	547,615
1,000,000	Texas Water Development Board, Series B, Revenue Bond,
	5.250%, 07/15/2027	1,021,340
1,000,000	Texas, GO,
	5.000%, 04/01/2016	1,120,200
400,000	Texas, Series A, GO,
	5.000%, 04/01/2022	411,116
		26,436,534
	Virginia - 1.01%
1,000,000	Henry County Public Service Authority Water & Sewer, Refunding, Revenue Bond, FSA Insured,
	5.500%, 11/15/2019	1,143,340
1,000,000	Virginia College Building Authority Educational Facilities, Revenue Bond,
	5.750%, 01/01/2034	1,069,140
		2,212,480
	Washington - 3.59%
1,000,000	Clark County School District, Refunding, GO, FGIC Insured,
	5.500%, 12/01/2017	1,090,560
2,465,000	Energy Northwest, Series A, Revenue Bond, FSA Insured,
	5.500%, 07/01/2017	2,597,370
2,000,000	Energy Northwest, Series A, Revenue Bond, MBIA Insured,
	5.750%, 07/01/2017	2,114,820
500,000	King County Hospital, Refunding, GO, MBIA Insured,
	5.000%, 12/01/2021	489,280
45,000	King County, Prerefunded, GO,
	5.500%, 12/01/2010	48,293
55,000	King County, Unrefunded, GO,
	5.500%, 12/01/2010	58,501
30,000	Seattle, Prerefunded, GO,
	5.000%, 07/01/2013	33,219
1,250,000	Washington, Series A, GO,
	5.000%, 07/01/2016	1,396,963
		7,829,006
	Wisconsin - 2.61%
	Badger Tobacco Asset Securitization, Revenue Bond,
1,350,000	5.750%, 06/01/2011	1,342,467
405,000	6.130%, 06/01/2027	359,405
330,000	Middleton Cross Plains Area School District, Refunding, GO, FSA Insured,
	5.000%, 04/01/2020	348,199
2,000,000	Southeast Wisconsin Professional Baseball Park Sales Tax, Series A, Revenue Bond, MBIA Insured,
	5.500%, 12/15/2026	2,113,520
250,000	Wisconsin Health & Educational Facilities Authority, Refunding, Revenue Bond,
	5.250%, 08/15/2024	231,683
400,000	Wisconsin Health & Educational Facilities, Series A, Revenue Bond,
	5.000%, 02/15/2018	299,668
1,150,000	Wisconsin Health & Educational Facilities, Series B, Revenue Bond,
	5.000%, 08/15/2013	996,659
		5,691,601
	Wyoming - 0.32%
750,000	Wyoming Municipal Power Agency, Series A, Revenue Bond,
	5.500%, 01/01/2028	700,853
	TOTAL MUNICIPAL BONDS (Cost $209,634,737)	196,074,364
	SHORT TERM INVESTMENTS - 9.14%
	Cash Equivalent - 9.14%
19,933,818	Fidelity Tax Exempt Portfolio	19,933,818
	TOTAL SHORT TERM INVESTMENTS (Cost $19,933,819)	19,933,818

	Total Investments (Cost $229,568,556) - 99.04%	216,008,182
	Other Assets in Excess of Liabilities - 0.96%	2,093,453
	TOTAL NET ASSETS - 100.00%	$218,101,635

Percentages are stated as a percent of net assets.

	The cost basis of investments for federal income tax purposes at December 31, 2008 was as follows*:

	Cost of investments	$229,568,556
	Gross unrealized appreciation	2,107,907
	Gross unrealized depreciation	(15,668,281)
	Net unrealized appreciation	($13,560,374)

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the
	previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section
	in the Fund's most recent semi-annual or annual report.

FAS 157 - Summary of Fair Value Exposure at December 31, 2008

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  For example, money market securities are valued using amortized cost, in accordance with the Investment Company Act of 1940.  Generally, amortized cost reflects the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Fund's net assets as of December 31, 2008:

Description	Investments in Securities
Level 1 - Quoted prices	$19,933,818
Level 2 - Other significant observable inputs	196,074,364
Level 3 - Significant unobservable inputs	—
Total	$216,008,182

AssetMark Core Plus Fixed Income Fund
Schedule of Investments
December 31, 2008
(Unaudited)

Shares		Value
	CONVERTIBLE PREFERRED STOCKS - 0.01%
	Automobiles - 0.01%
12,000	General Motors Corporation	$38,400
1,800	General Motors Corporation	6,192
		44,592
	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $304,161)	44,592
	PREFERRED STOCKS - 0.10%
	Banks - 0.08%
800,000	HSBC Capital Funding LP
	4.610%, 12/31/2049 (a)(c)(e)	435,511
	Consumer Finance - 0.01%
12,000	Corts Trust for Ford Motor Company	63,600
	Thrifts & Mortgage Finance - 0.01%
44,650	FHLMC, 8.375% (b)	17,413
1,300	FNMA, 7.000% (e)	1,341
32,350	FNMA, 8.250%	26,851
		45,605
	TOTAL PREFERRED STOCKS (Cost $2,948,922)	544,716
Principal
Amount
	ASSET BACKED SECURITIES - 4.63%
$ 598,535	Accredited Mortgage Loan Trust
	Series 2005-3, 1.640%, 09/25/2035	469,401
6,750,000	Citibank Credit Card Insurance Trust
	Series 2006-A4, 5.450%, 05/10/2013	6,472,238
87,676	Conseco Finance Securitizations Corp.
	Series 2000-4, 8.310%, 04/01/2031	46,005
289,352	Countrywide Asset-Backed Certificates
	Series 2005-4, 4.460%, 09/25/2032 (k)	273,663
	Countrywide Home Equity Loan Trust
279,535	Series 2004-R, 1.560%, 03/15/2030	84,658
367,606	Series 2004-N, 1.590%, 02/15/2034	200,386
407,206	Series 2004-O, 1.590%, 02/15/2034	196,337
400,066	Series 2005-F, 1.660%, 12/15/2035	221,344
373,974	Delta Air Lines, Inc.
	Pool #081022, 6.820%, 02/10/2024	224,151
62,600	Home Equity Loan Trust
	Series 2005-HS1, 1.520%, 07/25/2020	62,276
1,791,531	Household Home Equity Loan Trust
	Series 2007-3, 2.830%, 11/20/2036	1,050,030
	JetBlue Airways Corporation
717,738	Series 2004-2, G-1, 2.520%, 02/15/2018 (e)	515,901
900,000	Series 2004-2, G-2, 2.600%, 05/15/2018 (e)	517,866
959,908	Morgan Stanley
	Series M-1, 2.420%, 10/25/2033 (k)	678,555
830,000	Nelnet, Inc.
	Series 2008-4, 5.020%, 04/25/2024	674,420
	New Valley Generation
3,168,930	Series 2000-1, 7.300%, 03/15/2019	3,894,339
7,590,324	Series 2001-1, 5.570%, 05/01/2020	8,334,451
187,731	Residential Asset Mortgage Products, Inc.
	Series FLT, 1.880%, 03/25/2034	49,482
550,000	SLC Student Loan Trust
	Pool #00A-4A, 3.600%, 12/15/2032	436,977
400,000	SLM Private Loan Trust
	Pool #00A-5A, 3.200%, 12/15/2033 (c)	308,673
1,620,000	Washington Mutual
	Series 2006-A3, 1.450%, 09/15/2013 (b)(d)	1,419,848
	TOTAL ASSET BACKED SECURITIES (Cost $28,320,173)	26,131,001
	COLLATERALIZED MORTGAGE OBLIGATIONS - 2.41%
697,520	Bank of America Corporation
	Series 2005-B, 5.100%, 04/25/2035	406,769
	Countrywide Home Loans, Inc.
341,882	Series 2005-11, 1.700%, 03/25/2035	160,912
899,148	Series 2005-R1, 1.760%, 03/25/2035 (Acquired 03/04/2005, Cost $1,141,757) (c)	549,011
513,349	Series 2005-11, 4.510%, 04/25/2035	254,905
	FHLMC
1,487,480	Series 2329, 6.500%, 06/15/2031	1,559,025
833,132	Series 2338, 6.500%, 07/15/2031	873,006
1,036,987	GSMPS Mortgage Loan Trust
	Series 2005-RP1, 1.750%, 01/25/2035 (Acquired 03/07/2005, Cost $1,293,543) (c)	825,882
3,100,000	Master Adjustable Rate Mortgages Trust
	Series 2004-13, 3.790%, 11/21/2034	1,989,458
483,688	Master Reperforming Loan Trust
	Series 2005-1, 7.000%, 08/25/2034 (Acquired 03/09/2005, Cost $637,062) (c)	508,668
1,064,202	MLCC Mortgage Investors, Inc.
	Series 2005-1, 4.960%, 04/25/2035	711,051
	Prime Mortgage Trust
3,616,546	Series 2006-DR1, 5.500%, 05/25/2035 (c)	2,496,991
2,940,833	Series 2006-DR1, 6.000%, 05/25/2035 (c)	1,979,986
516,565	Residential Asset Mortgage Products, Inc.
	Series 2004-SL4, 7.500%, 07/25/2032	463,384
536,401	Structured Adjustable Rate Mortgage Loan
	Series 2004-18, 5.630%, 12/25/2034	289,762
1,125,492	Washington Mutual
	Series 2005-AR8, 1.690%, 07/25/2045 (e)	524,435
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $19,231,918)	13,593,245
	CONVERTIBLE BONDS - 0.02%
	Automobiles - 0.00%
80,000	Ford Motor Company
	4.250%, 12/15/2036	21,000
	Diversified Telecommunication Services - 0.02%
140,000	Qwest Communications International, Inc.
	3.500%, 11/15/2025	118,475
	TOTAL CONVERTIBLE BONDS (Cost $181,014)	139,475
	CORPORATE BONDS - 23.55%
	Aerospace & Defense - 0.01%
55,000	DRS Technologies, Inc.
	6.630%, 02/01/2016	55,275
	Airlines - 0.06%
475,000	International Lease Finance Corp.
	4.950%, 02/01/2011	342,870
	Auto Components - 0.04%
250,000	The Goodyear Tire & Rubber Company
	9.000%, 07/01/2015	202,500
	Visteon Corp.
33,000	8.250%, 08/01/2010	10,395
82,000	12.250%, 12/31/2016 (Callable at $100.00 on 12/31/2013) (c)	20,090
		232,985
	Automobiles - 0.22%
375,000	Bombardier, Inc.
	7.250%, 11/15/2016 (d)	320,580
260,000	DaimlerChrysler N.A.
	5.880%, 03/15/2011	226,831
670,000	Ford Motor Company
	7.450%, 07/16/2031	190,950
	General Motors Corporation
2,420,000	8.250%, 07/15/2023	411,400
250,000	8.380%, 07/05/2033	59,077
30,000	8.380%, 07/15/2033	5,400
		1,214,238
	Banks - 2.88%
300,000	AIFUL Corporation
	5.000%, 08/10/2010 (Acquired 08/03/2005 and 11/29/2005, Cost $298,552) (c)	164,991
750,000	ANZ Capital Trust (Callable at $100.00 on 12/15/2013) (c)	462,937
30,000	BAC Capital Trust
	5.630%, 03/15/2043	12,027
220,000	Countrywide Financial Corp.
	4.350%, 01/05/2009 (e)	220,000
	Glitnir Bank Hf
370,000	6.330%, 07/28/2011 (Acquired 07/21/2006, Cost $370,000) (c)(k)	14,800
760,000	6.690%, 06/15/2016 (Acquired 06/12/2006 and 06/21/2006, Cost $758,848; Callable at $100.00 on 06/15/2011) (c)(k)	11,400
375,000	Greenpoint Bank
	9.250%, 10/01/2010	352,287
700,000	HBOS Capital Funding LP
	6.070%, 06/01/2049 (Callable at $100.00 on 06/30/2014) (c)(e)	259,128
685,000	HSBC Finance Corp.
	4.130%, 11/16/2009	678,836
	ICICI Bank Ltd.
340,000	6.380%, 04/30/2022	179,532
354,000	6.380%, 04/30/2022 (Acquired 01/09/2007 and 01/11/2007, Cost $359,326) (c)	186,386
1,075,000	ING Capital Funding TR III (e)	541,255
4,000,000	Inter-American Development Bank
	0.500%, 05/29/2014	3,495,656
	Kaupthing Bank Hf
130,000	5.750%, 10/04/2011 (Acquired 09/28/2006, Cost $129,288) (c)	8,450
1,990,000	7.630%, 02/28/2015 (c)	69,650
250,000	7.130%, 05/19/2016 (Acquired 05/12/2006, Cost $248,680) (c)	3,125
1,080,000	Landsbanki Islands Hf
	6.100%, 08/25/2011 (Acquired 08/22/2006, Cost $1,079,719) (c)(k)	43,200
650,000	PNC Bank N.A.
	6.880%, 04/01/2018	692,767
	Resona Bank
525,000	5.850%, 09/29/2049 (d)	297,991
450,000	4.130%, 12/31/2049 (d)	364,992
735,000	Resona Preferred Global Securities
	7.190%, 12/29/2049 (c)	350,271
	Royal Bank of Scotland Group PLC
200,000	7.640%, 03/31/2049	79,746
1,740,000	9.120%, 03/31/2049	1,485,899
875,000	6.990%, 10/29/2049 (Callable at $100.00 on 10/05/2017) (c)	409,610
840,000	Russ Agriculture Bank
	6.300%, 05/15/2017 (Acquired 05/10/2007, Cost $840,000) (c)	483,000
560,000	Santander Issuances SA
	5.810%, 06/20/2016 (Callable at $100.00 on 06/20/2011) (c)	504,082
600,000	Shinsei Finance Cayman Ltd.
	6.420%, 07/20/2048 (Callable at $100.00 on 07/20/2016) (c)	125,587
550,000	Sovereign Bank
	4.900%, 08/01/2013	392,453
280,000	Suntrust Capital
	6.100%, 12/01/2066 (k)	177,364
	TuranAlem
530,000	8.250%, 01/22/2037	229,225
850,000	8.250%, 01/22/2037 (Acquired 01/11/2007 and 01/31/2007, Cost $849,207) (c)	369,750
	Wells Fargo Company
1,250,000	5.630%, 12/11/2017	1,306,384
840,000	9.750%, 09/26/2044	849,191
500,000	7.700%, 12/29/2049	413,006
440,000	5.950%, 12/01/2086	378,277
	Zurich Financial Services
675,000	6.150%, 12/15/2065 (Acquired 03/30/2006, Cost $560,263) (c)	378,330
575,000	6.450%, 12/15/2065 (Callable at $100.00 on 06/15/2016) (c)	268,871
		16,260,456
	Beverages - 0.28%
960,000	Diageo Cap Plc
	7.380%, 01/15/2014	1,023,716
470,000	PepsiCo, Inc.
	7.900%, 11/01/2018	577,084
		1,600,800
	Business Services - 0.02%
46,000	Dyncorp International LLC
	9.500%, 02/15/2013	40,077
40,000	Electronic Data Systems Corp.
	7.130%, 10/15/2009	40,673
50,000	Lamar Media Corp.
	6.630%, 08/15/2015	36,375
		117,125
	Capital Markets - 1.64%
	Bear Stearns Companies, Inc.
815,000	6.400%, 10/02/2017	848,346
3,570,000	7.250%, 02/01/2018	3,918,785
	Goldman Sachs Group, Inc.
200,000	4.500%, 06/15/2010	197,145
80,000	5.450%, 11/01/2012	76,377
50,000	5.790%, 12/29/2049	19,233
	Lehman Brothers Holdings, Inc.
120,000	5.250%, 02/06/2012	12,000
1,820,000	6.750%, 12/28/2017	182
370,000	3.590%, 08/19/2065 (e)	37
270,000	5.860%, 12/29/2099	27
	Merrill Lynch Co.
775,000	5.450%, 02/05/2013	745,634
550,000	6.400%, 08/28/2017	551,933
	Morgan Stanley
340,000	5.630%, 01/09/2012	322,642
500,000	5.750%, 08/31/2012 (b)	466,581
230,000	4.950%, 10/18/2016 (e)	158,529
600,000	5.950%, 12/28/2017	498,808
1,350,000	6.630%, 04/01/2018	1,186,298
430,000	Wachovia Capital Trust
	5.800%, 03/15/2042	253,812
		9,256,369
	Chemicals - 0.02%
40,000	Georgia Gulf Corp.
	9.500%, 10/15/2014	12,200
500,000	Ineos Group Holdings PLC
	7.880%, 02/15/2016	90,353
63,000	Westlake Chemical Corp.
	6.630%, 01/15/2016	36,855
		139,408
	Commercial Services & Supplies - 0.11%
375,000	Allied Waste North America, Inc.
	7.130%, 05/15/2016	341,723
325,000	Waste Management, Inc.
	6.380%, 11/15/2012 (b)	303,324
		645,047
	Communications - 0.87%
295,000	British Telecommunications PLC
	8.630%, 12/15/2010	303,600
350,000	Deutsche Telekom International Finance B.V.
	5.750%, 03/23/2016	335,518
500,000	Inmarsat PLC
	10.380%, 11/15/2012	445,625
135,000	Level 3 Financing, Inc.
	9.250%, 11/01/2014	78,975
40,000	News America Marketing, Inc.
	6.650%, 11/15/2037	39,716
110,000	Rogers Cable, Inc.
	6.750%, 03/15/2015	107,253
	Sprint Capital Corp.
100,000	7.630%, 01/30/2011	83,537
580,000	8.380%, 03/15/2012	464,303
650,000	6.880%, 11/15/2028	387,535
40,000	8.750%, 03/15/2032	27,051
	Telecom Italia Capital
450,000	6.200%, 07/18/2011	399,600
500,000	4.950%, 09/30/2014	381,073
190,000	5.250%, 10/01/2015	144,830
430,000	7.000%, 06/04/2018	349,399
1,200,000	7.720%, 06/04/2038	987,989
50,000	Verizon Global Funding Corp.
	7.380%, 09/01/2012	52,350
400,000	VIP Finance Vipelcom
	9.130%, 04/30/2018	216,832
100,000	Virgin Media Finance PLC
	9.130%, 08/15/2016	74,500
		4,879,686
	Consumer Finance - 2.90%
60,000	American Express Credit Corp.
	5.880%, 05/02/2013	57,652
440,000	American Express Co.
	6.800%, 09/01/2066 (e)	228,045
210,000	American General Finance
	6.900%, 12/15/2017 (k)	81,608
690,000	Caterpillar Financial Services Corp.
	6.200%, 09/30/2013	712,058
	Countrywide Home Loans, Inc.
525,000	6.250%, 04/15/2009	525,145
300,000	5.630%, 07/15/2009	298,719
675,000	4.130%, 09/15/2009	667,202
	Ford Motor Credit Company LLC
5,345,000	5.800%, 01/12/2009	5,338,941
460,000	7.380%, 10/28/2009	404,054
540,000	12.000%, 05/15/2015	403,648
	General Motors Acceptance Corporation
2,490,000	5.850%, 01/14/2009 (b)	2,487,269
270,000	7.750%, 01/19/2010 (c)	240,864
1,510,000	6.630%, 05/15/2012 (c)	1,164,585
630,000	8.000%, 11/01/2031 (c)	369,281
550,000	Nelnet, Inc.
	7.400%, 09/15/2061 (k)	143,607
	Residential Capital LLC
216,000	8.500%, 05/15/2010 (c)	119,880
1,240,000	9.630%, 05/15/2015 (Callable at $100.00 on 05/15/2010) (c)	365,800
	SLM Corp.
1,750,000	5.000%, 10/01/2013	1,253,387
1,140,000	5.380%, 05/15/2014	770,175
120,000	5.050%, 11/14/2014	79,951
20,000	5.000%, 04/15/2015	12,704
100,000	5.630%, 08/01/2033	60,818
675,000	Westfield Capital Corp.
	4.380%, 11/15/2010 (c)	546,580
		16,331,973
	Consumer Products - 0.01%
110,000	Graham Packaging Co.
	8.500%, 10/15/2012	78,925
	Diversified Consumer Services - 0.02%
130,000	Service Corporation International
	7.500%, 04/01/2027	83,850
	Diversified Financial Services - 1.58%
280,000	AGFC Capital Trust
	6.000%, 01/15/2067 (Callable at $100.00 on 01/15/2017) (c)	66,941
	Bank of America Corporation
675,000	5.750%, 12/01/2017	675,110
650,000	8.000%, 12/29/2049	468,208
40,000	8.130%, 12/29/2049	29,970
	Citigroup, Inc.
1,600,000	5.850%, 07/02/2013	1,545,590
1,030,000	6.500%, 08/19/2013	1,040,385
1,120,000	5.000%, 09/15/2014	986,312
950,000	6.880%, 03/05/2038	1,084,645
	GE Capital Corp.
650,000	2.260%, 09/15/2014 (e)	501,061
1,160,000	6.380%, 11/15/2067	730,215
	JP Morgan Chase & Co.
40,000	2.130%, 06/22/2012	40,200
850,000	6.000%, 01/15/2018	898,762
500,000	6.130%, 06/27/2017	492,863
	Rabobank Capital Funding Trust
180,000	5.250%, 10/31/2049 (Callable at $100.00 on 10/21/2016) (c)(e)	98,825
30,000	5.260%, 12/29/2049 (Acquired 05/23/2005, Cost $30,433) (c)(e)	15,886
1,214,000	UBS AG
	6.000%, 12/31/2017 (Credit linked to a Republic of Brazil Treasury Security and IPCA Index Units) (c) (j)	215,157
		8,890,130
	Diversified Telecommunication Services - 1.32%
700,000	Ameritech Capital Funding Corp.
	6.250%, 05/18/2009	708,211
	AT&T, Inc.
440,000	5.500%, 02/01/2018	445,463
750,000	6.400%, 05/15/2038	806,141
30,000	BellSouth Corp.
	4.750%, 11/15/2012	29,458
	Citizens Communications Co.
530,000	9.250%, 05/15/2011	506,150
35,000	7.130%, 03/15/2019	23,625
105,000	7.880%, 01/15/2027	61,425
520,000	KPN Mobile NV
	8.380%, 10/01/2030	588,895
283,000	Qwest Communications International, Inc.
	5.650%, 02/15/2009 (e)	282,740
410,000	SBC Communications, Inc.
	5.100%, 09/15/2014	403,516
	Verizon Communications, Inc.
80,000	5.500%, 02/15/2018	77,083
1,025,000	6.400%, 02/15/2038	1,094,007
540,000	8.950%, 03/01/2039	699,667
740,000	Verizon New York, Inc.
	6.880%, 04/01/2012	736,790
465,000	Verizon Wireless Capital Llc
	8.500%, 11/15/2018 (d)	545,772
515,000	Windstream Corp.
	8.630%, 08/01/2016	458,350
		7,467,293
	Electric Utilities - 1.65%
	AES Corp.
47,000	7.750%, 03/01/2014	41,595
190,000	7.750%, 10/15/2015	160,550
1,060,000	8.000%, 10/15/2017	874,500
1,100,000	8.000%, 06/01/2020 (c)	858,000
475,000	CenterPoint Energy Resources Corp.
	7.880%, 04/01/2013	440,373
	Commonwealth Edison Co.
425,000	5.400%, 12/15/2011	414,058
250,000	6.950%, 07/15/2018	237,095
275,000	5.900%, 03/15/2036	229,395
	Dominion Resources, Inc.
80,000	4.750%, 12/15/2010	79,139
300,000	5.700%, 09/17/2012	297,298
25,000	Duke Energy Corp.
	5.630%, 11/30/2012	25,482
	Energy Future Holdings Corp.
110,000	5.550%, 11/15/2014	51,945
10,000	10.880%, 11/01/2017 (Callable at $105.44 on 11/01/2012) (c)	7,150
3,440,000	11.250%, 11/01/2017 (c)	1,685,600
270,000	6.500%, 11/15/2024	96,873
915,000	6.550%, 11/15/2034	313,472
75,000	Exelon Corp.
	5.630%, 06/15/2035	47,470
	FirstEnergy Corp.
200,000	6.450%, 11/15/2011	189,171
1,005,000	7.380%, 11/15/2031	953,284
	Nevada Power Co.
375,000	5.880%, 01/15/2015	360,841
625,000	6.650%, 04/01/2036	560,997
	Pacific Gas & Electric Co.
470,000	5.630%, 11/30/2017	482,209
170,000	6.050%, 03/01/2034	181,148
290,000	5.800%, 03/01/2037	301,850
400,000	Progress Energy, Inc.
	7.750%, 03/01/2031	401,540
		9,291,035
	Electrical Equipment - 0.31%
100,000	L-3 Communications Holdings, Inc.
	6.380%, 10/15/2015	94,000
	NXP BV / NXP Funding LLC
20,000	7.880%, 10/15/2014 (Acquired 10/05/2006, Cost $20,000) (c)	7,875
70,000	9.500%, 10/15/2015 (Acquired 02/21/2007, Cost $73,550) (c)	13,475
	Tyco International Group
20,000	6.130%, 01/15/2009	20,008
130,000	6.750%, 02/15/2011	129,280
455,000	6.380%, 10/15/2011	447,520
1,285,000	Tyco International Ltd.
	6.880%, 01/15/2021	995,504
		1,707,662
	Electronic Equipment & Instruments - 0.01%
50,000	Freescale Semiconductor, Inc.
	8.880%, 12/15/2014	22,250
40,000	Xerox Corp.
	6.750%, 02/01/2017	29,067
		51,317
	Energy Equipment & Services - 0.18%
620,000	Baker Hughes, Inc.
	7.500%, 11/15/2018	688,587
190,000	Complete Production Services
	8.000%, 12/15/2016	120,650
	Geophysique
155,000	7.500%, 05/15/2015	96,875
90,000	7.750%, 05/15/2017	52,650
50,000	Pride International, Inc.
	7.380%, 07/15/2014	46,750
100,000	SemGroup LP
	8.750%, 11/15/2015 (Acquired 11/04/2005 and 10/03/2006, Cost $39,688) (c)(f)	4,000
		1,009,512
	Food & Staples Retailing - 0.11%
785,687	CVS Caremark Corporation
	6.940%, 01/10/2030 (c)(k)	616,804
	Food Products - 0.24%
375,000	Dean Foods Co.
	7.000%, 06/01/2016	320,625
425,000	Kraft Foods, Inc.
	6.500%, 08/11/2017	427,882
	Land O' Lakes, Inc.
125,000	9.000%, 12/15/2010	124,688
500,000	8.750%, 11/15/2011	492,500
		1,365,695
	Health Care Providers & Services - 0.42%
100,000	AmerisourceBergen Corp.
	5.880%, 09/15/2015	87,515
200,000	Community Health Systems, Inc.
	8.880%, 07/15/2015	185,000
205,000	Davita, Inc.
	6.630%, 03/15/2013	195,775
250,000	FMC Finance III SA
	6.880%, 07/15/2017	235,000
	HCA, Inc.
13,000	6.300%, 10/01/2012	9,230
234,000	6.250%, 02/15/2013	147,420
460,000	6.750%, 07/15/2013	292,100
40,000	9.130%, 11/15/2014	37,200
340,000	9.250%, 11/15/2016	312,800
444,000	9.630%, 11/15/2016	347,430
	Service Corporation International
60,000	6.750%, 04/01/2016	45,900
10,000	7.630%, 10/01/2018	7,450
542,000	Tenet Healthcare Corp.
	9.250%, 02/01/2015 (b)	439,020
50,000	WellPoint, Inc.
	5.880%, 06/15/2017	45,580
		2,387,420
	Hotels, Restaurants & Leisure - 0.15%
	Boyd Gaming Corp.
65,000	6.750%, 04/15/2014	41,275
160,000	7.130%, 02/01/2016	95,200
85,000	Host Marriott Services Corp.
	6.750%, 06/01/2016	62,475
60,000	Inn of the Mountain Gods Resort & Casino
	12.000%, 11/15/2010	20,100
	MGM Mirage, Inc.
180,000	8.500%, 09/15/2010	152,100
20,000	6.630%, 07/15/2015	12,300
100,000	7.630%, 01/15/2017	65,000
20,000	River Rock Entertainment
	9.750%, 11/01/2011	16,700
	Station Casinos, Inc.
25,000	6.880%, 03/01/2016	1,562
190,000	7.750%, 08/15/2016	37,050
500,000	Universal City Development Partners
	11.750%, 04/01/2010	323,750
		827,512
	Insurance - 0.97%
900,000	ACE INA Holdings, Inc.
	5.800%, 03/15/2018	811,351
	American International Group, Inc.
130,000	5.850%, 01/16/2018	87,274
390,000	8.250%, 08/15/2018 (c)	285,870
150,000	6.250%, 03/15/2087	56,152
400,000	Arch Capital Group Ltd.
	7.350%, 05/01/2034	329,002
80,000	ASIF Global Financing XIX
	4.900%, 01/17/2013 (Acquired 05/18/2005 and 05/20/2005, Cost $79,796) (c)	64,275
200,000	AXA Group
	6.460%, 12/31/2049 (c)	87,486
375,000	Catlin Insurance Co. Ltd.
	7.250%, 12/31/2049 (d)	149,314
890,000	CNA Financial Corp.
	7.250%, 11/15/2023	556,637
425,000	Endurance Specialty Holdings Ltd.
	6.150%, 10/15/2015	369,023
775,000	Lincoln National Corp.
	7.000%, 05/17/2066	325,856
1,200,000	Metlife, Inc.
	6.400%, 12/15/2066	721,664
125,000	PartnerRe Finance, Inc.
	6.440%, 12/01/2066	49,747
500,000	Phoenix Life Insurance Co.
	7.150%, 12/15/2034 (Acquired 06/27/2006 and 03/06/2007, Cost $513,720) (c)	307,564
450,000	QBE Insurance Group Ltd.
	5.650%, 07/01/2023 (d)(e)	274,283
300,000	Reinsurance Group of America, Inc.
	6.750%, 12/15/2065	113,509
875,000	Swiss Reinsurance Company
	6.850%, 05/29/2049 (Acquired 01/17/2007, Cost $917,711) (c)(k)	312,547
840,000	Travelers Companies, Inc.
	6.250%, 03/15/2067	551,015
		5,452,569
	IT Services - 0.14%
850,000	Fiserv, Inc.
	6.130%, 11/20/2012	799,275
	Machinery - 0.01%
20,000	American Achievement Corp.
	8.250%, 04/01/2012 (c)	15,500
60,000	Terex Corp.
	7.380%, 01/15/2014	52,500
		68,000
	Media - 1.08%
950,000	British Sky Broadcasting Group
	6.100%, 02/15/2018 (c)	781,329
140,000	CCH Holdings LLC
	11.000%, 10/01/2015	25,200
	Clear Channel Communications, Inc.
50,000	6.250%, 03/15/2011	15,250
330,000	5.500%, 09/15/2014	41,250
270,000	4.900%, 05/15/2015	31,050
	Comcast Cable Communications Holdings, Inc.
320,000	8.880%, 05/01/2017	342,219
500,000	9.460%, 11/15/2022	561,303
	Comcast Corp.
220,000	6.500%, 01/15/2015	216,510
50,000	6.500%, 01/15/2017	49,462
20,000	5.880%, 02/15/2018	18,985
650,000	Comcast Holdings Corp.
	10.630%, 07/15/2012	690,845
45,000	CSC Holdings, Inc.
	7.630%, 04/01/2011	42,637
110,000	DIRECTV Holdings LLC
	8.380%, 03/15/2013	110,000
	EchoStar DBS Corporation
40,000	6.630%, 10/01/2014	33,500
590,000	7.130%, 02/01/2016	495,600
615,000	Idearc, Inc.
	8.000%, 11/15/2016	49,200
20,000	Liberty Media Corp.
	5.700%, 05/15/2013	13,212
30,000	R H Donnelley Corp.
	8.880%, 10/15/2017	4,650
70,000	Sun Media Corp.
	7.630%, 02/15/2013	56,700
	Time Warner Cable, Inc.
450,000	6.880%, 05/01/2012	432,627
775,000	5.400%, 07/02/2012	724,215
540,000	5.850%, 05/01/2017	494,108
40,000	8.750%, 02/14/2019	43,567
405,000	7.700%, 05/01/2032	406,593
375,000	6.550%, 05/01/2037	360,425
90,000	TL Acquisitions, Inc.
	10.500%, 01/15/2015 (c)	37,350
		6,077,787
	Metals & Mining - 0.61%
570,000	Alcoa, Inc.
	6.000%, 07/15/2013	515,878
1,075,000	Arcelormittal Sa Luxembourg
	6.125%, 06/01/2018	737,292
100,000	Codelco
	4.750%, 10/15/2014 (Acquired 10/21/2004, Cost $98,482) (c)	94,152
740,000	Evraz Group S A
	8.880%, 04/24/2013 (c)	381,100
	Freeport-McMoran Copper & Gold
10,000	8.250%, 04/01/2015	8,510
270,000	8.380%, 04/01/2017	221,707
670,000	Rio Tinto Ltd.
	6.500%, 07/15/2018	492,017
	Steel Dynamics, Inc.
55,000	7.380%, 11/01/2012	40,425
150,000	6.750%, 04/01/2015	104,250
675,000	Transocean, Inc.
	6.800%, 03/15/2038	603,839
400,000	Vedanta Resources Plc
	8.750%, 01/15/2014 (c)	242,000
		3,441,170
	Multi-Utilities - 0.37%
50,000	CenterPoint Energy, Inc.
	7.250%, 09/01/2010	49,242
550,000	Dominion Resources, Inc.
	8.880%, 01/15/2019	593,716
	Edison Mission Energy
160,000	7.000%, 05/15/2017	140,000
220,000	7.200%, 05/15/2019	181,500
80,000	7.630%, 05/15/2027	62,400
850,000	MidAmerican Energy Holding Co.
	6.130%, 04/01/2036	792,876
	NRG Energy, Inc.
225,000	7.250%, 02/01/2014	210,938
30,000	7.380%, 02/01/2016	27,975
20,000	7.380%, 01/15/2017	18,450
		2,077,097
	Oil & Gas - 3.66%
	Amerada Hess Corp.
160,000	7.880%, 10/01/2029	153,979
670,000	7.300%, 08/15/2031	611,200
80,000	Anadarko Finance Co.
	7.500%, 05/01/2031	70,920
	Anadarko Petroleum Corp.
60,000	5.950%, 09/15/2016	53,077
1,160,000	6.450%, 09/15/2036	917,603
480,000	Apache Corp.
	6.000%, 09/15/2013	498,301
700,000	Boardwalk Pipelines LP
	5.880%, 11/15/2016	586,349
890,000	BP Capital PLC
	5.250%, 11/07/2013	930,093
	Canadian Natural Resources Ltd.
250,000	5.150%, 02/01/2013	231,916
75,000	5.850%, 02/01/2035	55,752
475,000	6.500%, 02/15/2037	388,876
150,000	6.250%, 03/15/2038	118,240
	Chesapeake Energy Corp.
60,000	6.380%, 06/15/2015	47,700
80,000	6.250%, 01/15/2018	59,600
95,000	7.250%, 12/15/2018	74,575
70,000	Conoco Funding Co.
	6.350%, 10/15/2011	73,689
20,000	ConocoPhillips, Inc.
	6.950%, 04/15/2029	21,582
275,000	Dynegy, Inc.
	7.750%, 06/01/2019	191,125
	El Paso Natural Gas Co.
400,000	7.500%, 11/15/2026	332,382
309,000	8.380%, 06/15/2032	268,178
	El Paso Corp.
730,000	7.000%, 06/15/2017	574,952
217,000	7.800%, 08/01/2031	142,461
355,000	7.750%, 01/15/2032	232,213
	Energy Transfer Partners LP
350,000	5.650%, 08/01/2012	312,718
1,400,000	5.950%, 02/01/2015	1,204,111
500,000	6.700%, 07/01/2018	422,145
	Enterprise Products Operating LP
375,000	8.380%, 08/01/2066	206,485
450,000	7.030%, 01/15/2068	211,772
	Intergas Finance BV
100,000	6.380%, 05/14/2017	58,000
620,000	6.380%, 05/14/2017 (Acquired 05/03/2007 and 05/04/2007, Cost $615,353) (c)	362,700
780,000	Kazmunaigaz Finance BV (c)	612,300
	Kerr-McGee Corp.
625,000	6.950%, 07/01/2024	549,256
1,215,000	7.880%, 09/15/2031	1,121,274
	Kinder Morgan Energy Partners
110,000	6.300%, 02/01/2009	110,035
360,000	6.750%, 03/15/2011	350,325
110,000	5.850%, 09/15/2012	100,819
260,000	6.000%, 02/01/2017	226,072
730,000	6.950%, 01/15/2038	591,986
790,000	Occidental Pete Corp Del
	7.000%, 11/01/2013	863,128
	Oneok Partners LP
425,000	6.650%, 10/01/2036	330,189
525,000	6.850%, 10/15/2037	417,788
	OPTI Canada, Inc.
160,000	7.880%, 12/15/2014	82,400
130,000	8.250%, 12/15/2014	70,850
	Peabody Energy Corp.
10,000	6.880%, 03/15/2013	9,525
50,000	5.880%, 04/15/2016	42,750
	Pemex Project Funding Master Trust
301,000	6.630%, 06/15/2035	255,173
540,000	6.630%, 06/15/2035 (c)	459,810
620,000	Petrobras International Finance Co.
	6.130%, 10/06/2016	607,600
45,000	Southern Natural Gas Co.
	8.000%, 03/01/2032	37,722
140,000	Suburban Propane Partners LP
	6.880%, 12/15/2013	115,500
	Tennessee Gas Pipeline Co.
250,000	7.000%, 10/15/2028	192,534
140,000	7.630%, 04/01/2037	111,824
975,000	Teppco Partners L P
	6.650%, 04/15/2018	790,705
525,000	Transocean, Inc.
	7.500%, 04/15/2031	494,960
	Williams Companies, Inc.
360,000	7.880%, 09/01/2021	275,893
770,000	7.500%, 01/15/2031	516,987
590,000	7.750%, 06/15/2031	404,997
50,000	8.750%, 03/15/2032	37,326
	XTO Energy, Inc.
800,000	7.500%, 04/15/2012	791,250
30,000	5.650%, 04/01/2016	27,564
575,000	6.500%, 12/15/2018	557,614
70,000	6.750%, 08/01/2037	65,759
		20,634,609
	Pharmaceuticals - 0.10%
520,000	Wyeth
	5.950%, 04/01/2037	579,423
	Railroad - 0.00%
10,000	TFM SA de CV
	9.380%, 05/01/2012	9,200
	Real Estate - 0.30%
250,000	Arden Realty LP
	9.150%, 03/01/2010	253,641
	Forest City Enterprises, Inc.
10,000	7.630%, 06/01/2015	3,550
29,000	6.500%, 02/01/2017	10,295
	iStar Financial, Inc.
225,000	5.130%, 04/01/2011	78,782
325,000	5.650%, 09/15/2011	104,048
225,000	5.950%, 10/15/2013	70,930
100,000	5.700%, 03/01/2014	31,026
550,000	Realogy Corp.
	12.380%, 04/15/2015	77,000
1,375,000	Simon Property Group, Inc.
	6.130%, 05/30/2018	930,568
	Ventas Realty LP
90,000	9.000%, 05/01/2012	80,550
70,000	6.750%, 04/01/2017	53,550
		1,693,940
	Retail - 0.00%
40,000	J.C. Penney Co., Inc.
	7.400%, 04/01/2037	26,393
	Road & Rail - 0.08%
	Hertz Corp.
340,000	8.880%, 01/01/2014	210,800
35,000	10.500%, 01/01/2016	16,144
230,000	Union Pacific Corp.
	5.380%, 05/01/2014	217,195
		444,139
	Special Purpose Entity - 0.38%
1,070,000	El Paso Performance Linked Trust
	7.750%, 07/15/2011 (Acquired 07/13/2006 and 07/19/2006, Cost $1,070,970) (c)	931,702
50,000	GrafTech Financial, Inc.
	10.250%, 02/15/2012	45,750
375,000	Hellas Telecom V
	8.818%, 10/15/2012	310,154
280,000	ILFC E-Capital Trust II
	6.250%, 12/21/2065 (Acquired 09/12/2006 and 10/23/2006, Cost $279,417) (c)(e)(k)	95,956
330,000	MUFG Capital Finance 1 Ltd.
	6.350%, 07/29/2049	230,231
	TNK-BP
490,000	7.500%, 07/18/2016 (c)	257,250
200,000	6.630%, 03/20/2017 (Acquired 03/13/2007, Cost $198,402) (c)	97,000
100,000	7.500%, 07/18/2016	52,500
240,000	7.880%, 03/13/2018 (c)	121,200
		2,141,743
	Telecommunications - 0.23%
35,000	Echostar DBS Corporation
	7.750%, 05/31/2015	29,925
875,000	Telefonica Emisiones SAU
	6.420%, 06/20/2016	874,759
590,000	VIP Finance Ireland Ltd.
	8.380%, 04/30/2013 (c)	380,550
		1,285,234
	Textiles, Apparel & Luxury Goods - 0.02%
125,000	INVISTA
	9.250%, 05/01/2012 (c)	88,125
50,000	Oxford Industries, Inc.
	8.880%, 06/01/2011	38,000
		126,125
	Tobacco - 0.21%
940,000	Altria Group, Inc.
	9.700%, 11/10/2018	1,017,614
230,000	Reynolds American, Inc.
	6.750%, 06/15/2017	182,844
		1,200,458
	Transportation - 0.17%
86,000	Teekay Shipping Corp.
	8.880%, 07/15/2011	73,100
966,000	Vale Overseas Ltd.
	6.880%, 11/21/2036	879,253
		952,353
	Wireless Telecommunication Services - 0.17%
330,000	America Movil SAB de CV
	5.630%, 11/15/2017	295,029
240,000	Rogers Wireless Communications, Inc.
	6.380%, 03/01/2014	228,388
	Sprint Nextel Corporation
930,000	6.880%, 10/31/2013	395,450
15,000	5.950%, 03/15/2014	6,306
120,000	7.380%, 08/01/2015	50,423
		975,596
	TOTAL CORPORATE BONDS (Cost $174,251,096)	132,838,498
	FOREIGN GOVERNMENT NOTE/BONDS - 0.24%
	United Mexican States
14,000	5.630%, 01/15/2017	14,070
1,256,000	6.750%, 09/27/2034	1,331,360
	TOTAL FOREIGN GOVERNMENT NOTE/BONDS (Cost $1,206,906)	1,345,430
	MORTGAGE BACKED SECURITIES - NON-U.S. GOVERNMENT - 15.37%
37,845	Adjustable Rate Mortgage Trust
	Series 2004-5, 4.990%, 04/25/2035	22,993
	Bank of America Corporation
770,000	Series 2005-5, 5.120%, 10/10/2045	629,781
2,500,000	Series 2005-6, 5.180%, 09/10/2047	2,056,248
110,000	Series 2007-5, 5.620%, 02/10/2051	71,104
326,910	BCAP LLC Trust
	Series 2006-RR1, 2.040%, 11/25/2036	150,218
3,272,228	Bear Stearns Structured Products, Inc.
	Pool #R11A1A, 3.860%, 09/27/2037 (c)(k)	2,516,513
	Bear Stearns Trust
81,667	Series 2004-1, 4.710%, 04/25/2034	56,918
525,759	Series 2004-9, 5.220%, 09/25/2034	294,127
892,654	Series 2005-2, 4.710%, 04/25/2035	494,806
227,069	Series 2005-3, 5.060%, 06/25/2035	112,269
1,862,698	Series 2006-4, 5.910%, 10/25/2036	955,716
3,000,000	Series 2005-PWR10, 5.410%, 12/11/2040	2,559,814
3,459,251	Series FLT, 6.200%, 09/25/2047	1,570,637
	Chase Mortgage Financial Trust
1,530,826	Series 2007-A1, 4.610%, 02/25/2037	1,176,562
2,246,567	Series 2007-A1, 4.820%, 02/25/2037	1,517,629
2,268,523	Series 2007-A1, 4.140%, 01/01/2049	1,711,772
560,210	Series 2007-A1, 4.780%, 01/01/2049	509,778
1,712,061	Series 2007-A1, 4.880%, 01/01/2049	1,460,309
	CIT Mortgage Loan Trust
1,529,631	Pool #2007A1, 2.470%, 10/25/2037 (d)	1,246,649
550,000	Pool #2007A2, 2.730%, 10/25/2037 (d)	206,250
1,000,000	Pool #2007A3, 2.940%, 10/25/2037 (d)	340,000
2,000,000	Citigroup Commercial Mortgage Trust
	Series 2006-C4, 5.720%, 03/15/2049	1,574,585
2,500,000	Citigroup/Deutsche Bank Commerical Mortgage
	Series TR, 5.360%, 01/15/2046	2,012,636
	Countrywide Alternative Loan Trust
1,366,260	Series 2005-27, 4.030%, 08/25/2035	336,719
721,349	Series 2005-36, 4.910%, 08/25/2035	437,496
337,475	Series 2005-38, 3.980%, 09/25/2035	280,122
638,882	Series 2005-51, 1.890%, 11/20/2035	296,620
1,074,216	Series 2005-59, 1.900%, 11/20/2035 (k)	464,209
1,940,604	Series 2005-62, 1.750%, 12/25/2035	949,799
1,317,537	Series 2005-63, 5.300%, 12/25/2035	710,879
2,781,799	Series 2007-16CB, 6.000%, 08/25/2037	1,689,978
1,517,481	Series 2006-OA10, 1.590%, 08/25/2046	593,278
	Countrywide Home Loans, Inc.
183,789	Series 2003-52, 5.290%, 02/19/2034	116,792
59,238	Series 2004-HYB6, 4.550%, 11/20/2034	31,546
317,509	Series 2005-HYB4, 4.900%, 08/20/2035 (k)	182,898
38,068	First Horizon Mortgage Trust
	Series FLT, 4.750%, 12/25/2034	27,789
2,872,843	First Union National Bank Commercial Mortgage
	Series 2000-C2, 7.200%, 10/15/2032	2,888,666
3,000,000	GE Capital Commercial Mortgage Corporation
	Series 2005-C4, 5.330%, 11/10/2045	2,494,084
2,500,000	General Motors Acceptance Corporation
	Series 2002-C1, 6.280%, 11/15/2039	2,413,432
	GMAC Mortgage, LLC
2,511,239	Series FLT, 2.150%, 02/25/2031 (c)	1,990,127
1,290,000	Series 1998-C2, 6.500%, 05/15/2035	1,224,579
779,410	Series 2007-HE3, 7.000%, 09/25/2037	319,349
800,000	GS Mortgage Securities Corporation
	Series 2005-GG4, 4.680%, 07/10/2039	709,990
	Harborview Mortgage Loan Trust
1,277,830	Series 2005-10, 1.780%, 11/19/2035	584,428
1,390,766	Series FLT, 5.740%, 12/19/2035	732,810
255,505	Series 2005-16, 1.710%, 01/19/2036	118,827
1,373,076	Series 2005-16, 1.720%, 01/19/2036	636,162
	IMPAC Secured Assets Corp.
1,060,345	Series 2005-6, 1.700%, 10/25/2035	356,967
1,259,860	Series 2005-2, 1.720%, 03/25/2036	586,602
	IndyMac Mortgage Loan Trust
423,781	Series 2005-AR15, 5.100%, 09/25/2035 (k)	311,163
632,508	Series 2005-AR15, 5.410%, 09/25/2035 (k)	368,653
1,918,354	Series 2007-AR15, 5.570%, 08/25/2037	779,941
1,457,636	Series 2007-AR7, 6.170%, 11/25/2037	901,061
680,259	Series 2005-AR16IP, 1.770%, 07/25/2045	315,486
1,563,414	JP Morgan Alternative Loan Trust
	Series 2005-A2, 1.710%, 01/25/2036	705,916
300,000	JP Morgan Chase & Co.
	Series 2007-LDP10, 5.420%, 01/15/2049	213,020
	JP Morgan Commercial Mortgage
1,880,000	Series 2005-CIBC12, 4.900%, 09/12/2037	1,491,469
1,500,000	Series 2005-LDP2, 4.740%, 07/15/2042	1,180,255
	JP Morgan Mortgage Trust
772,346	Series 2007-A1, 4.070%, 07/25/2035	575,774
827,441	Series 2007-A1, 4.200%, 07/25/2035	615,706
736,263	Series 2007-A1, 4.770%, 07/25/2035	540,373
	Lehman Brothers Trust
923,786	Series 2005-5N, 1.700%, 11/25/2035	416,884
1,097,579	Series 2005-5N, 1.750%, 11/25/2035	512,874
241,693	Series 2005-7N, 1.720%, 12/25/2035	111,574
2,851,725	Series 2007-16N, 1.020%, 09/25/2047	969,085
	Lehman Brothers-UBS Commercial Mortgage Trust
600,000	Series 2005-C3, 4.660%, 07/15/2030	484,286
520,000	Series 2005-C3, 4.740%, 07/15/2030	421,715
638,061	Luminent Mortgage Trust
	Series 2006-5, 1.640%, 07/25/2036	247,733
1,030,000	Merrill Lynch Mortgage Trust
	Series 2006-C1, 5.840%, 05/12/2039	841,991
	MLCC Mortgage Investors, Inc.
864,944	Series 2004-A3, 5.030%, 05/25/2034	629,139
2,710,000	Series 2007-7, 5.810%, 06/12/2050	1,932,515
	Morgan Stanley
770,000	Series 2005-HQ6, 4.990%, 08/13/2042	631,264
2,000,000	Series 2005-HQ7, 5.210%, 11/14/2042	1,629,102
560,000	Series 2007-IQ14, 5.500%, 04/15/2049	421,996
	Residential Accredit Loans, Inc.
3,842,259	Series 2007-QH9, 5.490%, 11/25/2037 (k)	1,434,846
1,324,957	Series 2005-QO4, 1.730%, 12/25/2045	614,638
1,632,824	Series 2005-QO5, 3.480%, 01/25/2046	852,223
1,456,600	Residential Funding Mortgage
	Series FLT, 5.180%, 09/25/2035	896,745
	Structured Adjustable Rate Mortgage Loan
98,424	Series FLT, 4.380%, 05/25/2034	63,123
30,495	Series FLT, 5.250%, 09/25/2034	14,595
188,071	Series FLT, 5.410%, 11/25/2034	106,930
3,626,580	Series A-1, 3.980%, 08/25/2047	1,596,848
	Thornburg Mortgage Trust
3,650,504	Series 2006-1, 1.570%, 01/25/2036	3,636,722
2,095,132	Series 2006-3, 1.500%, 06/25/2036	1,905,123
2,277,041	Series 2006-3, 1.510%, 06/25/2036	2,228,167
	Washington Mutual
143,147	Series 2004-AR3, 4.240%, 06/25/2034	101,460
1,700,000	Series 2005-AR4, 4.670%, 04/25/2035	720,636
1,173,221	Series 2007-HY4, 5.510%, 09/25/2036	822,902
2,062,345	Series 2007-HY2, 5.610%, 12/25/2036	1,026,501
1,192,403	Series 2005-AR13, 1.690%, 10/25/2045 (k)	576,553
1,491,125	Series 2005-AR15, 1.650%, 11/25/2045	733,994
1,235,504	Series 2005-AR15, 1.680%, 11/25/2045 (k)	526,950
1,260,883	Series 2005-AR17, 1.660%, 12/25/2045	595,019
990,033	Series 2005-AR19, 1.670%, 12/25/2045	453,574
721,716	Series 2006-AR11, 3.400%, 09/25/2046 (k)	407,254
774,228	Series 2007-OA2, 3.180%, 03/25/2047	298,829
	Wells Fargo Company
3,440,958	Series 2005-AR6, 5.030%, 04/25/2035	2,533,529
836,135	Series 2005-AR16, 5.000%, 10/25/2035	636,583
1,298,764	Series 2006-AR10, 5.600%, 07/25/2036	740,263
3,335,370	Series 2007-PA6, 6.600%, 12/25/2037	1,518,019
	TOTAL MORTGAGE BACKED SECURITIES (Cost $132,064,599)	86,712,463
	MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT - 46.87%
	FHLMC
1,000,000	Series 2590, 5.000%, 03/15/2018	1,017,693
3,667,453	Pool #1G-0058, 4.610%, 01/01/2035	3,689,486
1,000,000	Pool #000TBA, 5.500%, 01/01/2035 (g)	1,023,594
1,634,389	Pool #1H-2524, 4.580%, 08/01/2035	1,608,866
202,633	Series 3013, 0.000%, 08/15/2035 (d)	192,569
2,262,802	Pool #1Q-0160, 5.050%, 09/01/2035	2,281,150
259,122	Series 3167, 0.000%, 06/15/2036 (d)	246,847
192,990	Pool #A5-1729, 6.500%, 08/01/2036	200,710
608,254	Pool #A5-7803, 6.500%, 02/01/2037	632,584
1,216,521	Pool #1N-1582, 5.940%, 05/01/2037	1,246,508
2,561,565	Pool #1G-2201, 6.120%, 09/01/2037	2,622,615
155,570	Pool #A6-6284, 6.500%, 09/01/2037	161,784
6,000,000	Pool #H0-9183, 6.000%, 03/01/2038	6,141,375
	FHLMC Gold
27,596	Pool #B1-2301, 4.000%, 02/01/2014	28,030
49,309	Pool #B1-2730, 4.000%, 03/01/2014	50,085
47,287	Pool #B1-2772, 4.000%, 03/01/2014	48,032
40,555	Pool #B1-2818, 4.000%, 03/01/2014	41,193
47,669	Pool #B1-2819, 4.000%, 03/01/2014	48,419
42,061	Pool #B1-2883, 4.000%, 03/01/2014	42,722
32,785	Pool #B1-2910, 4.000%, 03/01/2014	33,300
36,226	Pool #B1-2911, 4.000%, 03/01/2014	36,795
160,384	Pool #B1-3066, 4.000%, 03/01/2014	162,908
21,090	Pool #B1-3343, 4.000%, 04/01/2014	21,422
28,552	Pool #B1-3344, 4.000%, 04/01/2014	29,001
39,488	Pool #B1-3360, 4.000%, 04/01/2014	40,110
201,703	Pool #E9-6057, 4.500%, 05/01/2018	207,592
59,768	Pool #E9-6247, 4.500%, 05/01/2018	61,775
62,252	Pool #E9-6248, 4.500%, 05/01/2018	64,342
73,246	Pool #E9-7034, 4.500%, 06/01/2018	75,384
27,155	Pool #E9-9763, 4.500%, 09/01/2018	27,947
26,433	Pool #E9-9764, 4.500%, 09/01/2018	27,205
18,448	Pool #E9-9765, 4.500%, 09/01/2018	18,987
121,793	Pool #E9-9768, 4.500%, 09/01/2018	125,349
59,549	Pool #E9-9769, 4.500%, 09/01/2018	61,288
39,354	Pool #E9-9770, 4.500%, 09/01/2018	40,503
68,741	Pool #B1-0170, 4.500%, 10/01/2018	70,748
79,882	Pool #B1-0207, 4.500%, 10/01/2018	82,215
77,690	Pool #E0-1481, 4.500%, 10/01/2018	80,175
411,499	Pool #B1-0178, 5.000%, 10/01/2018	424,863
78,218	Pool #B1-0931, 4.500%, 11/01/2018	80,502
154,551	Pool #E0-1489, 4.500%, 11/01/2018	159,425
664,808	Pool #E0-1538, 5.000%, 12/01/2018	686,570
84,939	Pool #B1-1801, 4.500%, 01/01/2019	87,419
84,630	Pool #E0-1602, 4.500%, 03/01/2019	87,175
86,034	Pool #G1-1526, 4.500%, 03/01/2019	88,546
1,113,243	Pool #G1-1719, 5.000%, 06/01/2020	1,147,311
1,155,803	Pool #G1-1733, 5.000%, 07/01/2020	1,189,729
683,709	Pool #D9-6291, 4.500%, 09/01/2023	698,661
471,904	Pool #C0-1385, 6.500%, 08/01/2032	492,476
184,579	Pool #C7-0562, 6.500%, 09/01/2032	192,626
214,897	Pool #C7-0760, 6.500%, 09/01/2032	224,266
1,034,130	Pool #78-0447, 4.770%, 04/01/2033	1,022,636
3,212,869	Pool #G0-8085, 5.000%, 10/01/2035	3,288,308
692,078	Pool #A3-9756, 5.000%, 11/01/2035	708,329
473,499	Pool #1N-1447, 5.810%, 02/01/2037	484,406
943,992	Pool #1N-1463, 5.950%, 05/01/2037	967,041
900,000	Pool #000TBA, 6.000%, 01/01/2038 (g)	927,140
363,777	Pool #G0-3812, 5.500%, 02/01/2038	372,809
	FNMA
610,000	3.000%, 07/12/2010	628,948
118,608	Pool #695826, 5.000%, 04/01/2018	122,460
3,469,301	Pool #734788, 4.000%, 09/01/2018	3,560,834
54,448	Pool #713830, 4.500%, 10/01/2018	56,020
116,138	Pool #734743, 4.500%, 10/01/2018	119,492
56,255	Pool #740468, 4.500%, 10/01/2018	57,880
49,719	Pool #769278, 4.500%, 11/01/2018	51,155
83,727	Pool #752853, 4.500%, 12/01/2018	86,145
683,717	Pool #745387, 5.000%, 04/01/2019	705,922
140,655	Pool #772684, 4.500%, 05/01/2019	144,366
19,562	Pool #775653, 4.500%, 05/01/2019	20,078
107,860	Pool #775688, 4.500%, 05/01/2019	110,706
60,813	Pool #777358, 4.500%, 05/01/2019	62,417
163,612	Pool #779081, 4.500%, 06/01/2019	167,929
100,981	Pool #735985, 5.000%, 06/01/2019	104,260
113,489	Pool #725792, 4.500%, 08/01/2019	116,484
1,164,422	Pool #735439, 6.000%, 09/01/2019	1,213,354
1,461,855	Pool #745238, 6.000%, 12/01/2020	1,523,286
79,218	Pool #916312, 4.500%, 04/01/2022	81,118
22,469	Pool #933087, 4.500%, 11/01/2022	23,008
84,761	Pool #968648, 4.500%, 01/01/2023	86,785
1,915,125	Pool #941817, 4.500%, 02/01/2023	1,961,057
2,533,603	Pool #972078, 4.500%, 02/01/2023	2,594,369
1,131,876	Pool #973072, 4.500%, 03/01/2023	1,158,909
71,744	Pool #976064, 4.500%, 03/01/2023	73,458
1,982,085	Pool #976421, 4.500%, 03/01/2023	2,029,425
81,872	Pool #962703, 4.500%, 04/01/2023	83,827
101,990	Pool #974397, 4.500%, 04/01/2023	104,426
992,347	Pool #975019, 4.500%, 04/01/2023	1,016,048
3,932,467	Pool #981272, 4.500%, 04/01/2023	4,028,158
1,563,265	Pool #981358, 4.500%, 04/01/2023	1,600,602
2,648,447	Pool #949433, 4.500%, 05/01/2023	2,711,702
1,742,120	Pool #962871, 4.500%, 05/01/2023	1,783,729
857,398	Pool #962936, 4.500%, 05/01/2023	877,876
945,874	Pool #983630, 4.500%, 05/01/2023	968,465
2,067,148	Pool #889428, 5.000%, 05/01/2023	2,126,209
4,932,855	Pool #983627, 5.000%, 05/01/2023	5,071,482
427,517	Pool #257233, 4.500%, 06/01/2023	437,728
887,064	Pool #933915, 4.500%, 06/01/2023	908,251
2,832,811	Pool #981644, 4.500%, 06/01/2023	2,900,469
108,318	Pool #984925, 4.500%, 06/01/2023	110,905
2,000,002	Pool #257234, 5.000%, 06/01/2023	2,056,207
6,000,001	Pool #966689, 5.000%, 06/01/2023	6,168,617
1,969,335	Pool #964356, 4.500%, 07/01/2023	2,016,371
97,300	Pool #981714, 4.500%, 07/01/2023	99,624
1,166,796	Pool #986197, 4.500%, 07/01/2023	1,194,664
276,185	Pool #987425, 4.500%, 07/01/2023	282,781
77,017	Pool #987865, 4.500%, 07/01/2023	78,856
875,183	Pool #986376, 5.000%, 07/01/2023	899,778
828,249	Pool #990885, 4.500%, 09/01/2023	848,031
227,083	Pool #257514, 4.500%, 11/01/2023	232,507
1,992,161	Pool #970749, 4.500%, 11/01/2023	2,039,742
294,204	Pool #987929, 4.500%, 11/01/2023	301,231
809,060	Pool #970885, 4.500%, 12/01/2023	828,384
19,484	Pool #446275, 7.500%, 07/01/2027	20,647
79,894	Pool #251925, 6.500%, 07/01/2028	83,626
22,974	Pool #435151, 6.500%, 07/01/2028	24,048
231,511	Pool #433575, 6.500%, 09/01/2028	242,327
288,668	Pool #251985, 6.500%, 10/01/2028	302,154
456,486	Pool #446107, 6.500%, 11/01/2028	477,813
410,301	Pool #452955, 6.500%, 11/01/2028	429,470
305,890	Pool #457553, 6.500%, 01/01/2029	320,181
186,891	Pool #252255, 6.500%, 02/01/2029	195,623
116,413	Pool #252342, 6.500%, 04/01/2029	121,852
417,599	Pool #323632, 6.500%, 04/01/2029	437,369
529,566	Pool #494339, 6.500%, 04/01/2029	554,307
104,975	Pool #252497, 6.500%, 06/01/2029	109,879
36,376	Pool #498092, 6.500%, 06/01/2029	38,076
366,484	Pool #500441, 6.500%, 06/01/2029	383,605
671,401	Pool #501198, 6.500%, 06/01/2029	702,768
175,209	Pool #503223, 6.500%, 07/01/2029	183,395
81,095	Pool #504708, 6.500%, 07/01/2029	84,883
62,594	Pool #535476, 6.500%, 07/01/2029	65,518
846,885	Pool #544859, 5.930%, 08/01/2029	846,486
52,940	Pool #535506, 6.500%, 08/01/2030	55,414
20,473	Pool #580992, 7.500%, 05/01/2031	21,697
941,538	Pool #786848, 7.000%, 10/01/2031	996,364
728,534	Pool #607398, 6.500%, 11/01/2031	762,570
31,616	Pool #745944, 5.000%, 12/01/2033	32,398
15,800,000	Pool #000TBA, 5.500%, 01/01/2034 (g)	16,197,465
547,021	Pool #888504, 4.290%, 04/01/2034	534,617
561,253	Series 2004-71, 0.000%, 04/25/2034 (d)(i)(k)	5,783
1,092,054	Pool #725705, 5.000%, 08/01/2034	1,117,819
1,336,576	Pool #782284, 6.000%, 09/01/2034	1,380,489
1,077,017	Pool #791563, 6.000%, 09/01/2034	1,111,561
48,577	Pool #794371, 6.000%, 09/01/2034	50,135
604,552	Pool #802783, 6.220%, 10/01/2034	607,324
1,029,818	Pool #802493, 6.000%, 11/01/2034	1,062,849
2,979,488	Pool #808057, 6.000%, 02/01/2035	3,071,792
7,808,084	Pool #735224, 5.500%, 02/01/2035	8,024,359
951,262	Pool #735504, 6.000%, 04/01/2035	983,110
1,234,014	Pool #773306, 6.000%, 05/01/2035	1,272,244
80,752	Series 2007-27, 0.000%, 05/25/2035 (d)	79,600
3,540,898	Pool #827741, 5.500%, 06/01/2035	3,634,551
2,749,535	Pool #735591, 5.000%, 06/01/2035	2,813,235
216,258	Pool #357842, 6.000%, 07/01/2035	222,957
1,141,381	Pool #829334, 4.450%, 09/01/2035	1,153,625
4,885,156	Pool #820345, 5.000%, 09/01/2035	4,995,281
10,480,364	Pool #832738, 5.500%, 09/01/2035	10,757,558
432,476	Pool #836273, 5.500%, 10/01/2035	443,914
1,039,968	Pool #836852, 6.510%, 10/01/2035	1,049,584
1,495,066	Pool #836464, 6.540%, 10/01/2035	1,508,997
132,839	Pool #745000, 6.000%, 10/01/2035	136,954
3,198,181	Pool #844158, 5.000%, 11/01/2035	3,270,277
114,282	Pool #844148, 5.520%, 11/01/2035	115,347
117,109	Pool #844789, 5.540%, 11/01/2035	118,195
690,337	Pool #843823, 5.760%, 11/01/2035	696,737
117,206	Pool #843997, 5.760%, 11/01/2035	118,292
114,406	Pool #844052, 5.770%, 11/01/2035	115,464
116,024	Pool #844237, 5.770%, 11/01/2035	117,100
1,384,814	Pool #745755, 5.000%, 12/01/2035	1,416,897
227,231	Pool #848939, 6.500%, 01/01/2036	236,356
47,974	Pool #851639, 6.500%, 01/01/2036	49,893
3,169,050	Pool #745275, 5.000%, 02/01/2036	3,240,488
588,691	Pool #888022, 5.000%, 02/01/2036	601,962
76,792	Pool #865854, 6.000%, 03/01/2036	79,159
87,264	Pool #891474, 6.000%, 04/01/2036	89,954
3,029,588	Pool #256219, 5.500%, 04/01/2036	3,046,096
3,485,103	Pool #872236, 6.140%, 05/01/2036	3,322,735
2,756,674	Pool #868993, 6.010%, 05/01/2036	2,635,685
3,352,682	Pool #885961, 5.920%, 07/01/2036	3,183,399
3,679,887	Pool #886376, 6.010%, 08/01/2036	3,502,675
73,971	Pool #887046, 6.000%, 08/01/2036	76,251
1,272,067	Pool #831808, 6.000%, 09/01/2036	1,311,277
3,577,733	Pool #886891, 5.880%, 09/01/2036	3,409,058
544,531	Pool #897776, 6.500%, 09/01/2036	566,312
75,642	Series 2006-81, 0.000%, 09/25/2036 (d)	74,703
1,208,734	Pool #893681, 6.000%, 10/01/2036	1,245,991
2,473,197	Pool #893923, 6.000%, 10/01/2036	2,549,431
3,141,816	Pool #894005, 6.000%, 10/01/2036	3,238,659
49,665	Pool #898601, 5.500%, 10/01/2036	50,979
457,847	Pool #893898, 6.000%, 10/01/2036	471,960
137,413	Pool #870962, 6.000%, 11/01/2036	141,648
89,309	Pool #902663, 6.000%, 11/01/2036	92,062
264,745	Pool #905110, 6.000%, 12/01/2036	272,905
237,575	Pool #905111, 6.000%, 12/01/2036	244,898
520,866	Pool #908124, 5.000%, 12/01/2036	532,526
318,532	Pool #905857, 5.630%, 12/01/2036	320,069
562,693	Pool #897505, 6.500%, 12/01/2036	585,201
225,611	Pool #906055, 6.000%, 01/01/2037	232,565
57,864	Pool #908541, 6.000%, 01/01/2037	59,647
719,110	Pool #871054, 6.500%, 01/01/2037	747,875
160,594	Pool #899098, 6.000%, 03/01/2037	165,535
211,398	Pool #888218, 5.000%, 03/01/2037	216,130
49,029	Pool #256636, 5.500%, 03/01/2037	50,323
180,293	Pool #899147, 5.500%, 04/01/2037	185,051
49,296	Pool #914899, 5.500%, 04/01/2037	50,597
415,407	Pool #899128, 6.000%, 04/01/2037	428,188
194,672	Pool #908822, 6.000%, 04/01/2037	200,662
308,630	Pool #917560, 6.500%, 04/01/2037	320,975
246,922	Pool #899499, 6.000%, 05/01/2037	254,519
46,724	Pool #936750, 6.500%, 05/01/2037	48,591
788,526	Pool #919187, 6.500%, 06/01/2037	820,023
73,841	Series 2007-56, 0.000%, 06/25/2037 (d)	73,229
915,101	Pool #936501, 6.000%, 06/01/2037	943,257
243,968	Pool #899585, 6.000%, 07/01/2037	251,475
397,413	Pool #944728, 6.000%, 07/01/2037	409,640
2,196,928	Pool #950385, 5.870%, 08/01/2037	2,283,110
640,678	Pool #946175, 6.000%, 08/01/2037	660,390
132,817	Pool #952600, 6.000%, 08/01/2037	136,904
864,849	Pool #945069, 6.500%, 08/01/2037	899,394
599,076	Pool #949629, 6.500%, 08/01/2037	623,006
879,950	Pool #943996, 6.000%, 08/01/2037 (g)	893,346
49,459	Pool #945621, 6.000%, 08/01/2037 (g)	50,212
576,079	Pool #915802, 6.000%, 09/01/2037 (g)	584,850
979,931	Pool #950990, 5.500%, 10/01/2037	1,005,794
963,108	Pool #952189, 6.000%, 10/01/2037	992,741
52,107	Pool #955988, 6.500%, 10/01/2037	54,189
161,229	Pool #966150, 6.000%, 11/01/2037	166,189
3,044,820	Pool #888892, 7.500%, 11/01/2037	3,196,965
25,243	Pool #965491, 6.000%, 12/01/2037	26,020
326,412	Pool #956996, 6.000%, 12/01/2037	336,455
1,801,756	Pool #899949, 7.000%, 12/01/2037	1,889,147
805,465	Pool #928953, 7.500%, 12/01/2037	845,713
31,450	Pool #257087, 8.000%, 12/01/2037	33,180
36,427	Pool #959397, 8.000%, 12/01/2037	38,431
43,314	Pool #959538, 8.000%, 12/01/2037	45,697
67,804	Pool #966818, 8.000%, 12/01/2037	71,534
653,385	Pool #928872, 8.000%, 12/01/2037	689,329
457,545	Pool #952036, 6.000%, 01/01/2038	471,622
161,828	Pool #968627, 6.000%, 01/01/2038	166,807
29,159	Pool #973335, 5.000%, 02/01/2038	29,807
16,878	Pool #933376, 5.000%, 02/01/2038	17,254
35,952	Pool #961690, 5.000%, 02/01/2038	36,751
168,882	Pool #889116, 6.000%, 02/01/2038	174,078
61,954	Pool #973774, 5.000%, 03/01/2038	63,331
28,145	Pool #257130, 5.000%, 03/01/2038	28,771
908,084	Pool #965598, 5.000%, 03/01/2038	928,271
1,569,504	Pool #975439, 5.000%, 03/01/2038	1,604,394
995,890	Pool #976735, 5.000%, 03/01/2038	1,018,029
3,115,012	Pool #972448, 6.000%, 03/01/2038	3,210,542
256,188	Pool #972284, 5.000%, 04/01/2038	261,883
811,771	Pool #972592, 5.000%, 04/01/2038	829,816
128,451	Pool #974745, 5.000%, 04/01/2038	131,307
891,279	Pool #976783, 5.000%, 04/01/2038	911,092
939,288	Pool #976177, 5.000%, 05/01/2038	960,168
639,021	Pool #982833, 5.000%, 05/01/2038	653,227
986,492	Pool #982817, 5.000%, 05/01/2038	1,008,422
993,286	Pool #934302, 5.000%, 06/01/2038	1,015,366
262,664	Pool #934073, 6.000%, 06/01/2038 (g)	273,129
3,267,044	Pool #889737, 6.500%, 06/01/2038	3,397,216
47,201	Pool #986758, 5.000%, 07/01/2038	48,250
194,163	Pool #889697, 6.000%, 07/01/2038	200,118
497,635	Pool #975639, 5.000%, 07/01/2038	508,697
222,078	Pool #964867, 6.000%, 08/01/2038	228,889
165,761	Pool #964949, 6.000%, 08/01/2038	170,844
2,062,365	Pool #988565, 6.000%, 08/01/2038	2,125,613
2,294,615	Pool #988566, 6.000%, 08/01/2038	2,364,985
2,844,328	Pool #988567, 6.000%, 08/01/2038	2,931,557
89,908	Pool #982922, 6.000%, 09/01/2038	92,665
109,787	Pool #987097, 6.000%, 09/01/2038	113,154
362,610	Pool #990208, 6.000%, 09/01/2038	373,730
555,675	Pool #970518, 6.000%, 10/01/2038	572,717
498,447	Pool #995074, 5.000%, 11/01/2038	509,528
986,225	Pool #934640, 6.000%, 11/01/2038	1,016,470
108,834	Pool #987922, 6.000%, 11/01/2038	112,172
676,016	Pool #991528, 6.000%, 11/01/2038	696,748
1,067,545	Pool #992232, 6.000%, 11/01/2038	1,100,284
2,007,173	Pool #994452, 6.000%, 11/01/2038	2,068,728
166,236	Pool #994763, 6.000%, 11/01/2038	171,334
134,256	Pool #257552, 6.000%, 12/01/2038 (g)	137,487
97,588	Pool #AA0530, 6.000%, 12/01/2038 (g)	99,936
	GNMA
4,200,000	Pool #000TBA, 5.000%, 01/01/2034 (g)	4,305,655
800,000	Pool #000TBA, 6.000%, 01/01/2039 (g)	823,252
	TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $258,639,815)	264,351,969
	MUNICIPAL BONDS - 0.37%
2,137,622	Virginia Housing Development Authority
	6.000%, 06/25/2034	2,085,848
	TOTAL MUNICIPAL BONDS (Cost $2,102,217)	2,085,848
	SUPRANATIONAL OBLIGATIONS - 0.63%
	Supranational Obligation - 0.63%
2,500,000	African Development Bank
	0.500%, 02/27/2014	2,200,202
	GazInvest
970,000	6.210%, 11/22/2016 (c)	645,050
440,000	6.510%, 03/07/2022 (Acquired 03/01/2007, Cost $440,000) (c)	264,000
570,000	HSBK Europe B V
	9.250%, 10/16/2013 (c)	418,950
		3,528,202
	TOTAL SUPRANATIONAL OBLIGATIONS (Cost $3,909,335)	3,528,202
	U.S. GOVERNMENT AGENCY ISSUES - 10.23%
	FFCB
1,400,000	5.130%, 04/19/2017 (Acquired 04/12/2007, Cost $1,387,162) (c)	1,585,710
	FHLMC
880,000	5.630%, 11/23/2035	917,218
	FNMA
220,000	7.250%, 01/15/2010 (b)	234,967
7,000,000	Pool #000TBA, 6.000%, 01/01/2019 (g)	7,259,217
5,000,000	Pool #000TBA, 5.500%, 01/01/2020 (g)	5,149,220
23,200,000	Pool #000TBA, 5.000%, 01/01/2034 (g)	23,689,475
300,000	Pool #000TBA, 6.000%, 01/13/2039 (g)	308,859
5,000,000	6.500%, 01/13/2039 (g)	5,192,970
	GNMA
85,162	5.000%, 08/15/2033	87,699
1,265,152	5.000%, 09/15/2033 (b)	1,302,839
212,114	5.000%, 03/15/2034	218,300
231,150	4.750%, 10/20/2034	224,566
127,475	5.000%, 11/15/2034	131,193
1,191,841	4.750%, 11/20/2034	1,157,718
3,144,645	6.000%, 05/15/2035 (b)	3,251,239
	GNSF
1,550,000	Pool #000TBA, 6.000%, 01/01/2034 (g)	1,599,164
2,800,000	Pool #000TBA, 6.500%, 01/01/2034 (g)	2,911,563
	Tennessee Valley Authority
830,000	5.980%, 04/01/2036	1,081,407
1,100,000	5.380%, 04/01/2056	1,400,322
	TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $56,449,530)	57,703,646
	U.S. TREASURY OBLIGATIONS - 2.82%
	U.S. Treasury Bond - 1.49%
80,000	8.880%, 08/15/2017	119,119
3,640,000	0.000%, 11/15/2024 (b)	2,374,376
942,451	2.380%, 01/15/2025 (h)	926,548
414,781	2.000%, 01/15/2026 (h)	390,834
1,106,508	2.380%, 01/15/2027 (h)	1,111,955
2,719,736	1.750%, 01/15/2028 (h)	2,513,631
680,000	5.380%, 02/15/2031 (b)	934,575
20,000	4.750%, 02/15/2037	27,875
		8,398,913
	U.S. Treasury Note - 1.33%
10,000	1.750%, 11/15/2011	10,231
80,000	1.130%, 12/15/2011 (b)	80,381
5,000,000	1.500%, 12/31/2013	4,990,235
633,139	2.000%, 01/15/2014 (b)(h)	600,098
133,656	1.880%, 07/15/2015 (h)	126,295
513,019	2.000%, 01/15/2016 (b)(h)	491,456
439,828	2.500%, 07/15/2016 (h)	436,494
742,163	2.630%, 07/15/2017 (b)(h)	760,776
		7,495,966
	TOTAL U.S. TREASURY OBLIGATIONS (Cost $14,659,139)	15,894,879
	SHORT TERM INVESTMENTS - 6.58%
	Repurchase Agreements - 3.58%
20,200,000	UBS Warburg Repurchase Agreement, 0.070%	20,200,000
Shares
	Short-Term Investments - 3.00%
16,902,351	Federated Prime Obligations Fund	16,902,351
	TOTAL SHORT TERM INVESTMENTS (Cost $37,807,508)	37,102,351
Principal Amount
	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 3.23%
	Corporate Bonds and Notes - 1.33%
$ 1,895,720	Abbey National Trust, 2.637%, 02/13/09	1,895,113
1,769,339	Allstate Life Global Funding, 3.454%, 03/20/09	1,757,289
1,263,813	Bank of Scotland, 2.994%, 05/06/09	1,263,030
1,642,957	Barclays Bank, 3.616%, 03/16/09	1,641,084
947,860	Svenska Handelsbanken, 4.418%, 08/06/09	947,718

	Total Corporate Bonds and Notes (Cost $7,519,689)	7,504,234

	Corporate Paydown Securities - 1.44%
7,347,447	KKR Atlantic East Holding Group Trust, 3.059%, 03/25/09 (d)(k)	4,179,963
8,342,287	KKR Pacific West Holding Group Trust, 3.059%, 03/25/09 (d)(k)	3,950,907

	Total Corporate Paydown Securities (Cost $15,689,734)	8,130,870

Shares
	Money Market Funds - 0.14%
372,075	Mount Vernon Prime Portfolio	372,075
455,403	Reserve Primary Fund (d)(k)	429,444

	Total Mutual Funds (Cost $827,478)	801,519
Principal Amount
	Principal Cash - 0.00%
$ 16,501	Principal Cash	16,501

	Total Principal Cash (Cost $16,501)	16,501

	U.S. Government Agency Issues - 0.32%
1,769,339	FHLB, 0.000%, 03/02/09	1,768,225

	Total U.S. Government Agency Issues (Cost $1,769,339)	1,768,225

	Total Investments Purchased as Securities Lending Collateral (Cost $25,822,741)	18,221,349

	Total Investments (Cost $757,193,918) - 117.06%	660,237,664
	Liabilities in Excess of Other Assets - (17.06)%	(96,208,073)
	TOTAL NET ASSETS - 100.00%	$564,029,591

Percentages are stated as a percent of net assets.
(a)	Non-income producing.
(b)	All or a portion of this security is on loan.
(c)	Restricted securities as defined in Rule 144(a) under the Securities Act of 1933. Such securities are treated as liquid securities according to the Fund's liquidity guidelines. The market value of these securities total $32,491,047, which represents 5.76% of total net assets.
(d)	Restricted securities as defined in Rule 144(a) under the Securities Act of 1933. Such securities are treated as illiquid securities according to the Fund's liquidity guidelines. The market value of these securities total $12,978,876, which represents 2.30% of total net assets.
(e)	Variable Rate Security. The rate shown is the rate in effect on December 31, 2008.
(f)	Non-income producing. Item identified as in default as to payment of interest.
(g)	Security purchased on a when-issued basis. On December 31, 2008, the total value of the investments purchased on a when-issued basis was
$71,426,534 or 12.66% of total net assets.
(h)	Represents a U.S. Treasury Inflation Protected Security.
(i)	Represents an interest only security that entitles holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only security is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid
(slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgage. Interest rate disclosed represents yield upon the estimated timing and amount of future cash flows at December 31, 2008. The security is illiquid and represents less than 0.1% of net assets.
(j)	Credit linked note. Investment performance is wholly or partially derived from an underlying source.
(k)	As of December 31, 2008, the Adviser has fair valued this security. The market value of these securities were $17,804,640, which represent
3.16% of total net assets
*	The entire portfolio is soft-segregated as collateral for certain futures and options contracts.

	The cost basis of investments for federal income tax purposes at December 31, 2008 was as follows*:

	Cost of investments	$757,195,038
	Gross unrealized appreciation	14,242,416
	Gross unrealized depreciation	(111,199,790)
	Net unrealized appreciation	($96,957,374)

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the
	previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section
	in the Fund's most recent semi-annual or annual report.

AssetMark Core Plus Fixed Income
Schedule of Options Written
December 31, 2008

Contracts		Value
	CALL OPTIONS
153	Eurodollar 90 Day Future
	Expiration: March, 2009, Exercise Price: $98.250	$277,312
10	Eurodollar 90 Day Future
	Expiration: September, 2009, Exercise Price: $97.63	29,438
143	U.S. Treasury 10 Year Note Future
	Expiration: February, 2009, Exercise Price: $118.00	1,173,047
		1,479,797.00
	PUT OPTIONS
81	Eurodollar 90 Day Future
	Expiration: March, 2009, Exercise Price: $96.750	506
171	U.S. Treasury 10 Year Note Future
	Expiration: February, 2009, Exercise Price: $110.00	21,375
		21,881
	Total Options Written (Premiums received $576,979)	$1,501,678

AssetMark Core Plus Fixed Income
Schedule of Securities Sold Short
December 31, 2008

Principal
Amount		Value
	MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT
	FNMA
7,000,000	4.50%, 01/01/2019	$7,155,316
3,000,000	5.00%, 01/01/2034	3,063,282
1,000,000	6.00%, 01/13/2039	1,029,531
	Total Securities Sold Short (Proceeds $11,176,406)	$4,092,813

Schedule of Open Forward Currency Contracts
December 31, 2008
AssetMark Core Plus Fixed Income Fund

Forward expiration date	Amount of Currency to be delivered	Unrealized Appreciation (Depreciation)
02/03/09	694,000	17,430
01/13/09	832,596	(80,095)
02/03/09	513,493	(31,039)
02/03/09	717,124	34,631
		$ (59,073)

Schedule of Open Futures Contracts
December 31, 2008
AssetMark Core Plus Fixed Income Fund

Description	Settlement Month	Unrealized Appreciation (Depreciation)
Euro-Bund Futures	Mar-09	$ 30,902
Euro-Schatz Futures	Mar-09	23,371
Eurodollar 90 Day Futures	Mar-09	1,004,770
Eurodollar 90 Day Futures	Jun-09	192,011
Eurodollar 90 Day Futures	Sep-09	69,300
U.S. Treasury 2 Year Note Futures	Mar-09	373,740
U.S. Treasury 5 Year Note Futures	Mar-09	963,443
U.S. Treasury 10 Year Note Futures	Mar-09	179,422
U.S. Treasury Long Bond Futures	Mar-09	623,479
		$ 3,460,438

FAS 157 - Summary of Fair Value Exposure at December 31, 2008

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  For example, money market securities are valued using amortized cost, in accordance with the Investment Company Act of 1940.  Generally, amortized cost reflects the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Fund's net assets as of December 31, 2008:

Description	Investments in Securities	Other Financial Instruments
Level 1 - Quoted prices	$ 17,443,383	$ 4,903,043
Level 2 - Other significant observable inputs	629,122,140	11,248,129
Level 3 - Significant unobservable inputs	13,672,141	—
Total	$ 660,237,664	$ 16,151,172

Level 3 Reconciliation Disclosure

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Investments in Securities	Other Financial Instruments
Balance as of March 31, 2008	$ 33,617,615	$ —
Accrued discounts/premiums*	(9,352,937)	—
Realized gain (loss)	—	—
Change in unrealized appreciation (depreciation)	(9,251,441)	—
Net purchases (sales)	(1,341,096)	—
Transfers in and/or out of Level 3	—	—
Balance as of December 31, 2008	$ 13,672,141	$ —

*Includes change in allocation of securities lending collateral pool.

AssetMark Enhanced Fundamental Index Large Company Growth Fund
Schedule of Investments
December 31, 2008
(Unaudited)

Shares		Value
	COMMON STOCKS - 93.18%
	Aerospace & Defense - 4.65%
261	Alliant Techsystems, Inc. (a)(b)	$22,383
10,809	Boeing Co.	461,220
4,810	General Dynamics Corp.	277,008
2,170	Goodrich Corp.	80,333
1,068	Hexcel Corp. (a)	7,893
9,974	Honeywell International, Inc.	327,447
5,277	KBR, Inc.	80,210
751	L-3 Communications Holdings, Inc.	55,409
4,775	Lockheed Martin Corp. (b)	401,482
374	Precision Castparts Corp.	22,246
5,310	Raytheon Co.	271,022
1,456	Rockwell Collins, Inc.	56,915
1,360	Spirit Aerosystems Holdings, Inc. (a)	13,831
362	Teledyne Technologies, Inc. (a)	16,127
11,866	United Technologies Corp.	636,018
		2,729,544
	Air Freight & Logistics - 1.49%
996	C.H. Robinson Worldwide, Inc.	54,810
1,213	Expeditors International Washington, Inc. (b)	40,356
5,321	FedEx Corp.	341,342
7,351	United Parcel Service, Inc.	405,481
2,017	UTI Worldwide, Inc.	28,924
		870,913
	Airlines - 0.34%
22,950	Southwest Airlines Co. (b)	197,829
	Auto Components - 0.56%
2,470	BorgWarner, Inc.	53,772
2,318	Gentex Corp.	20,468
13,084	Johnson Controls, Inc.	237,605
1,010	WABCO Holdings, Inc.	15,948
		327,793
	Automobiles - 0.09%
3,160	Harley-Davidson, Inc. (b)	53,625
	Beverages - 1.47%
561	Brown-Forman Corp.	28,886
7,615	The Coca-Cola Company (b)	344,731
1,153	Molson Coors Brewing Co.	56,405
7,844	PepsiCo, Inc.	429,616
		859,638
	Biotechnology - 0.54%
2,569	Amgen, Inc. (a)(b)	148,360
472	Biogen Idec, Inc. (a)	22,481
255	Celgene Corp. (a)	14,096
221	Cephalon, Inc. (a)(b)	17,026
1,101	Genentech, Inc. (a)(b)	91,284
451	Gilead Sciences, Inc. (a)(b)	23,064
		316,311
	Capital Markets - 2.41%
7,716	The Bank of New York Mellon Corp.	218,594
822	BlackRock, Inc. (b)	110,271
8,937	The Charles Schwab Corp.	144,511
830	Eaton Vance Corp. (b)	17,438
902	Federated Investors, Inc.	15,298
2,515	Franklin Resources, Inc.	160,407
2,724	Goldman Sachs Group, Inc.	229,879
3,950	Invesco Ltd.	57,038
1,115	Knight Capital Group, Inc. (a)	18,007
1,831	Northern Trust Corp.	95,468
3,579	Raymond James Financial, Inc. (b)	61,308
1,006	SEI Investments Co. (b)	15,804
4,043	State Street Corp.	159,011
776	T. Rowe Price Group, Inc. (b)	27,502
5,027	TD Ameritrade Holding Corp. (a)	71,635
708	Waddell & Reed Financial, Inc.	10,946
		1,413,117
	Chemicals - 2.03%
967	Air Products & Chemicals, Inc.	48,611
467	Albemarle Corp.	10,414
2,513	Celanese Corp.	31,237
330	CF Industries Holdings, Inc.	16,223
1,071	Cytec Industries, Inc.	22,727
19,929	E.I. du Pont de Nemours & Co.	504,204
3,136	Ecolab, Inc.	110,230
635	FMC Corp.	28,403
612	International Flavors & Fragrances, Inc.	18,189
883	Monsanto Co.	62,119
1,231	Mosaic Co.	42,593
1,614	Nalco Holding Company	18,625
1,190	Olin Corp.	21,515
999	Praxair, Inc.	59,301
2,264	Rockwood Holdings, Inc. (a)	24,451
1,069	Rohm & Haas Co.	66,053
2,476	RPM International, Inc.	32,906
777	Terra Industries, Inc. (b)	12,953
1,891	Valhi, Inc.	20,234
6,599	WR Grace & Co. (a)	39,396
		1,190,384
	Commercial Banks - 0.31%
423	Bank of Hawaii Corp. (b)	19,107
590	BOK Financial Corp.	23,836
872	Commerce Bancshares, Inc.	38,325
490	Cullen/Frost Bankers, Inc.	24,833
130	First Citizens BancShares, Inc.	19,864
351	UMB Financial Corp.	17,248
1,869	Valley National Bancorp	37,847
		181,060
	Commercial Services & Supplies - 1.27%
363	Apollo Group, Inc. (a)	27,813
1,176	The Brink's Co.	31,611
1,689	Cintas Corp. (b)	39,236
457	Coinstar, Inc. (a)	8,916
313	DeVry, Inc.	17,969
138	The Dun & Bradstreet Corporation (b)	10,654
3,777	H&R Block, Inc.	85,813
528	Herman Miller, Inc.	6,880
1,384	Monster Worldwide, Inc. (a)	16,733
2,709	Pitney Bowes, Inc. (b)	69,025
2,214	Republic Services, Inc.	54,885
1,022	Resources Connection, Inc. (a)(b)	16,740
3,715	Robert Half International, Inc. (b)	77,346
1,019	Rollins, Inc.	18,424
4,893	SAIC, Inc. (a)(b)	95,316
796	Tetra Tech, Inc. (a)	19,223
4,515	Waste Management, Inc.	149,627
		746,211
	Communications Equipment - 1.02%
3,308	ADC Telecommunications (a)(b)	18,095
20,005	Cisco Systems, Inc. (a)	326,081
6,855	Corning, Inc.	65,328
4,196	Juniper Networks, Inc. (a)(b)	73,472
1,065	Plantronics, Inc.	14,058
501	Polycom, Inc. (a)	6,769
2,602	QUALCOMM, Inc.	93,230
		597,033
	Computers & Peripherals - 3.88%
2,067	Apple Inc. (a)(b)	176,418
32,292	Dell, Inc. (a)	330,670
822	Diebold, Inc.	23,090
19,542	EMC Corp. (a)	204,605
14,564	Hewlett Packard Co.	528,527
10,610	International Business Machines Corp.	892,937
2,955	NCR Corp. (a)	41,784
2,402	NetApp, Inc. (a)	33,556
1,290	QLogic Corp. (a)	17,338
2,326	Western Digital Corp. (a)	26,633
		2,275,558
	Construction & Engineering - 0.44%
1,378	AECOM Technology Corp. (a)(b)	42,346
2,719	Fluor Corp.	122,002
1,117	Foster Wheeler Ltd. (a)	26,115
1,442	Jacobs Engineering Group, Inc. (a)	69,360
		259,823
	Construction Materials - 0.04%
302	Vulcan Materials Co. (b)	21,013
	Consumer Finance - 0.42%
13,267	American Express Co. (b)	246,103
	Containers & Packaging - 0.50%
1,645	Ball Corp.	68,415
3,459	Crown Holdings, Inc. (a)	66,413
428	Greif, Inc.	14,308
3,493	Owens-Illinois, Inc. (a)	95,464
2,208	Packaging Corp. of America	29,720
340	Silgan Holdings, Inc.	16,255
		290,575
	Diversified Financial Services - 0.29%
78	CME Group, Inc.	16,233
362	GATX Corp. (b)	11,211
733	Interactive Brokers Group, Inc. (a)	13,113
1,519	Moody's Corp. (b)	30,517
3,187	MSCI, Inc. (a)	56,601
1,755	Nasdaq Stock Market, Inc. (a)(b)	43,366
		171,041
	Diversified Telecommunication Services - 2.66%
53,284	AT&T Inc. (b)	1,518,594
7,554	Cincinnati Bell, Inc. (a)	14,579
3,189	Windstream Corp.	29,339
		1,562,512
	Electric Utilities - 2.80%
672	Allegheny Energy, Inc.	22,754
1,108	DPL, Inc. (b)	25,307
12,225	Edison International (b)	392,667
4,855	Entergy Corp.	403,596
6,724	Exelon Corp.	373,922
3,331	FirstEnergy Corp.	161,820
3,392	FPL Group, Inc.	170,719
2,998	PPL Corp.	92,008
		1,642,793
	Electrical Equipment - 0.85%
1,070	Acuity Brands, Inc.	37,354
1,404	Cooper Industries Ltd.	41,039
9,091	Emerson Electric Co.	332,821
2,255	Rockwell Automation, Inc.	72,701
395	Roper Industries, Inc. (b)	17,147
		501,062
	Electronic Equipment & Instruments - 0.36%
2,968	Agilent Technologies, Inc. (a)(b)	46,390
476	Mettler Toledo International, Inc. (a)	32,082
1,086	Molex, Inc.	15,736
1,366	Plexus Corp. (a)	23,154
5,589	Tyco Electronics Ltd.	90,598
		207,960
	Energy Equipment & Services - 1.35%
2,953	Baker Hughes, Inc.	94,703
1,217	BJ Services Co. (b)	14,202
1,606	Cameron International Corp. (a)	32,923
942	Diamond Offshore Drilling (b)	55,521
815	Dresser-Rand Group, Inc. (a)(b)	14,059
453	ENSCO International, Inc.	12,861
797	FMC Technologies, Inc. (a)(b)	18,992
2,857	Global Industries Ltd. (a)(b)	9,971
9,401	Halliburton Co. (b)	170,910
1,902	Nabors Industries Ltd. (a)	22,767
3,950	National-Oilwell Varco, Inc. (a)(b)	96,538
549	Oil States International, Inc. (a)	10,261
872	Patterson-UTI Energy, Inc.	10,037
416	Precision Drilling Tr	3,490
1,700	Pride International, Inc. (a)	27,166
969	Rowan Companies, Inc. (b)	15,407
1,748	Schlumberger Ltd. (b)	73,993
1,201	Smith International, Inc. (b)	27,491
408	Tidewater, Inc. (b)	16,430
1,032	Transocean Ltd (a)(b)	48,762
1,505	Weatherford International Ltd. (a)(b)	16,284
		792,768
	Food & Staples Retailing - 4.06%
2,351	BJ's Wholesale Club, Inc. (a)	80,545
671	Costco Wholesale Corp. (b)	35,227
4,750	CVS Corp.	136,515
692	Ruddick Corp.	19,134
10,908	SYSCO Corp.	250,230
7,767	Walgreen Co. (b)	191,612
29,771	Wal-Mart Stores, Inc. (b)	1,668,962
		2,382,225
	Food Products - 1.35%
1,552	Bunge Ltd. (b)	80,347
4,542	Campbell Soup Co.	136,305
1,062	Corn Products International, Inc.	30,639
2,053	General Mills, Inc.	124,720
2,618	Hershey Foods Corp.	90,949
3,958	HJ Heinz Co.	148,821
1,201	Hormel Foods Corp.	37,327
2,445	Kellogg Co.	107,213
775	McCormick & Co, Inc.	24,692
10	Seaboard Corp.	11,940
		792,953
	Gas Utilities - 0.16%
333	Energen Corp.	9,767
516	Equitable Resources, Inc. (b)	17,312
731	National Fuel Gas Co.	22,902
716	Questar Corp.	23,406
463	South Jersey Industries, Inc.	18,450
		91,837
	Health Care Equipment & Supplies - 1.19%
3,457	Baxter International, Inc.	185,261
288	Beckman Coulter, Inc.	12,655
803	Becton, Dickinson & Co.	54,917
15,034	Boston Scientific Corp. (a)(b)	116,363
301	C.R. Bard, Inc. (b)	25,362
2,302	Covidien Ltd.	83,425
932	Kinetic Concepts, Inc. (a)(b)	17,876
1,809	Medtronic, Inc.	56,839
607	Mine Safety Appliances Co.	14,513
429	St. Jude Medical, Inc. (a)	14,140
473	Steris Corp.	11,300
718	Stryker Corp. (b)	28,684
585	Varian Medical Systems, Inc. (a)(b)	20,498
612	Varian, Inc. (a)	20,508
908	Zimmer Holdings, Inc. (a)	36,701
		699,042
	Health Care Providers & Services - 1.34%
8,804	Aetna, Inc.	250,914
581	Cerner Corp. (a)(b)	22,339
401	DaVita, Inc. (a)	19,877
2,113	Express Scripts, Inc. (a)(b)	116,173
1,111	Henry Schein, Inc. (a)	40,763
325	Laboratory Corporation of America Holdings (a)	20,933
4,402	Medco Health Solutions, Inc. (a)	184,488
1,307	Owens & Minor, Inc.	49,208
1,581	Patterson Companies, Inc. (a)(b)	29,644
360	Quest Diagnostics	18,688
3,896	Service Corp. International (b)	19,363
368	Universal Health Services, Inc. (b)	13,826
		786,216
	Health Care Technology - 0.04%
1,481	IMS Health, Inc.	22,452
	Hotels, Restaurants & Leisure - 1.38%
1,637	Burger King Holdings, Inc.	39,092
5,553	Carnival Corp. (b)	135,049
2,701	International Game Technology	32,115
5,355	Marriott International, Inc.	104,155
3,776	McDonald's Corp.	234,829
4,037	Starbucks Corp. (a)(b)	38,190
5,565	Starwood Hotels & Resorts Worldwide, Inc.	99,613
4,037	Yum! Brands, Inc.	127,166
		810,209
	Household Durables - 0.21%
689	Garmin Ltd. (a)(b)	13,208
3,278	Harman International Industries, Inc.	54,841
844	Snap-On, Inc.	33,237
919	Tupperware Brands Corp. (b)	20,861
		122,147
	Household Products - 2.76%
721	Clorox Co. (b)	40,059
6,197	Colgate-Palmolive Co.	424,742
983	Energizer Holdings, Inc. (a)(b)	53,220
7,250	Kimberly-Clark Corp.	382,365
11,601	Procter & Gamble Co.	717,174
		1,617,560
	Independent Power Producers & Energy Traders - 0.28%
1,273	Calpine Corp. (a)	9,267
5,053	Constellation Energy Group, Inc.	126,780
1,619	Mirant Corp. (a)(b)	30,551
		166,598
	Industrial Conglomerates - 2.09%
5,406	3M Co.	311,061
50,449	General Electric Co.	817,274
3,270	McDermott International, Inc. (a)	32,308
4,797	Textron, Inc.	66,534
		1,227,177
	Insurance - 2.60%
7,414	Aflac, Inc.	339,858
2,735	AON Corp.	124,935
1,299	Arthur J. Gallagher & Co. (b)	33,657
3,449	Assurant, Inc.	103,470
1,434	Erie Indemnity Co.	53,961
17,237	Loews Corp.	486,945
7,973	Marsh & McLennan Companies, Inc. (b)	193,505
292	RLI Corp.	17,859
1,934	Stancorp Financial Group, Inc.	80,783
1,446	Torchmark Corp.	64,636
84	Wesco Financial Corp.	24,184
		1,523,793
	Internet & Catalog Retail - 0.62%
3,242	Amazon.com, Inc. (a)(b)	166,250
11,804	eBay, Inc. (a)	164,784
1,031	NetFlix, Inc. (a)(b)	30,816
		361,850
	Internet Software & Services - 0.30%
274	Google, Inc. (a)	84,296
1,491	VeriSign, Inc. (a)(b)	28,449
5,326	Yahoo!, Inc. (a)	64,977
		177,722
	IT Services - 1.50%
7,785	Accenture Ltd.	255,270
859	Affiliated Computer Services, Inc. (a)	39,471
324	Alliance Data Systems Corp. (a)	15,076
4,250	Automatic Data Processing, Inc.	167,195
2,353	Broadridge Financial Solutions, Inc.	29,507
327	Fiserv, Inc. (a)	11,893
1,169	Hewitt Associates, Inc. (a)	33,176
728	Iron Mountain, Inc. (a)(b)	18,003
404	Lender Processing Services, Inc.	11,898
299	Mastercard, Inc. (b)	42,736
2,022	Metavante Technologies, Inc. (b)	32,574
2,595	Paychex, Inc.	68,197
1,085	SYKES Enterprises, Inc. (a)	20,745
3,309	Total System Services, Inc.	46,326
916	Visa, Inc. (b)	48,044
2,690	Western Union Co. (b)	38,575
		878,686
	Leisure Equipment & Products - 0.50%
2,619	Hasbro, Inc. (b)	76,396
11,213	Mattel, Inc.	179,408
733	Polaris Industries, Inc. (b)	21,001
904	Pool Corporation	16,245
		293,050
	Life Sciences Tools & Services - 0.25%
391	Covance, Inc. (a)(b)	17,998
994	Life Technologies Corp. (a)	23,170
2,215	Thermo Electron Corp. (a)	75,465
822	Waters Corp. (a)(b)	30,126
		146,759
	Life Sciences Tools & Supplies - 0.02%
839	PerkinElmer, Inc.	11,670
	Machinery - 2.42%
3,457	AGCO Corp. (a)(b)	81,551
3,865	Caterpillar, Inc.	172,649
1,164	Crane Co. (b)	20,067
3,748	Cummins, Inc.	100,184
630	Danaher Corp.	35,664
1,931	Deere & Co.	73,996
489	Donaldson Company, Inc. (b)	16,455
1,488	Dover Corp.	48,985
1,404	Eaton Corp.	69,793
438	Flowserve Corp.	22,557
790	Harsco Corp.	21,867
3,363	Illinois Tool Works, Inc. (b)	117,873
1,826	ITT Industries, Inc. (b)	83,978
920	Joy Global, Inc. (b)	21,059
843	Kennametal, Inc.	18,706
531	Lincoln Electric Holdings, Inc.	27,044
2,186	Manitowoc Co. (b)	18,931
3,999	Paccar, Inc. (b)	114,371
1,912	Pall Corp.	54,358
1,191	Parker Hannifin Corp.	50,665
586	Pentair, Inc. (b)	13,871
750	Reliance Steel & Aluminum Co.	14,955
1,267	SPX Corp.	51,377
8,309	Terex Corp. (a)(b)	143,912
487	Toro Co. (b)	16,071
574	Trinity Industries, Inc. (b)	9,046
		1,419,985
	Marine - 0.03%
686	Alexander & Baldwin, Inc.	17,191
	Media - 2.55%
1,394	Cablevision Systems Corp. (b)	23,475
5,572	Clear Channel Outdoor Holdings, Inc. (a)	34,268
9,153	The DIRECTV Group, Inc. (a)(b)	209,695
8,492	Dish Network Corp. (a)	94,176
1,025	Interactive Data Corp. (b)	25,276
494	John Wiley & Sons, Inc.	17,577
1,059	Lamar Advertising Co. (a)(b)	13,301
4,915	McGraw-Hill Companies, Inc.	113,979
38,162	News Corporation	346,893
4,665	Omnicom Group, Inc.	125,582
6,225	Viacom, Inc. (a)	118,648
14,838	Walt Disney Co. (b)	336,674
98	The Washington Post Company	38,245
		1,497,789
	Metals & Mining - 1.65%
6,947	AK Steel Holding Corp.	64,746
17,650	Alcoa, Inc.	198,739
918	Allegheny Technologies, Inc. (b)	23,436
763	Carpenter Technology	15,672
1,477	Century Aluminum Co. (a)	14,770
3,642	Commercial Metals Co.	43,231
1,145	Consol Energy, Inc.	32,724
1,179	Freeport-McMoran Copper & Gold, Inc.	28,815
816	Massey Energy Co.	11,253
2,030	Newmont Mining Corp.	82,621
2,099	Nucor Corp.	96,974
1,772	Peabody Energy Corp. (b)	40,313
14,116	Southern Copper Corp. (b)	226,703
2,336	United States Steel Corp. (b)	86,899
		966,896
	Multiline Retail - 0.86%
2,381	Big Lots, Inc. (a)(b)	34,500
1,126	Dollar Tree, Inc. (a)	47,067
2,145	Family Dollar Stores, Inc.	55,920
1,785	Kohl's Corp. (a)(b)	64,617
3,806	Nordstrom, Inc.	50,658
7,311	Target Corp.	252,449
		505,211
	Multi-Utilities - 1.15%
5,978	Dominion Resources, Inc. (b)	214,251
1,453	MDU Resources Group, Inc. (b)	31,356
2,418	NRG Energy, Inc. (a)	56,412
7,776	Public Service Enterprise Group, Inc.	226,826
3,449	Sempra Energy	147,031
		675,876
	Office Electronics - 0.17%
12,825	Xerox Corp.	102,215
	Oil & Gas - 13.14%
5,781	Anadarko Petroleum Corp.	222,858
1,332	Apache Corp.	99,274
528	Arch Coal, Inc.	8,601
1,676	Chesapeake Energy Corp. (b)	27,101
26,227	Chevron Corporation	1,940,011
568	Cimarex Energy Co.	15,211
3,699	Devon Energy Corp.	243,061
6,361	El Paso Corp.	49,807
593	EOG Resources, Inc. (b)	39,482
47,319	Exxon Mobil Corp.	3,777,476
1,244	Foundation Coal Holdings, Inc.	17,441
1,651	Frontline Ltd. (b)	48,886
8,168	Hess Corp.	438,131
939	Murphy Oil Corp.	41,645
1,458	Newfield Exploration Co. (a)	28,795
1,512	Noble Energy, Inc.	74,421
5,025	Occidental Petroleum Corp.	301,450
803	Pioneer Natural Resources Co.	12,993
6,093	Spectra Energy Corp.	95,904
1,110	W & T Offshore, Inc. (b)	15,895
12,355	Williams Companies, Inc.	178,900
746	XTO Energy, Inc. (b)	26,311
		7,703,654
	Paper & Forest Products - 0.00%
190	Clearwater Paper Corp. (a)	1,594
	Personal Products - 0.47%
6,080	Avon Products, Inc. (b)	146,103
2,078	The Estee Lauder Cos., Inc.	64,335
1,578	Herbalife Ltd. (b)	34,211
642	NBTY, Inc. (a)	10,047
2,086	Nu Skin Enterprises, Inc.	21,757
		276,453
	Pharmaceuticals - 6.19%
6,370	Abbott Laboratories	339,967
694	Allergan, Inc.	27,982
28,484	Bristol Myers Squibb Co.	662,253
7,876	Eli Lilly & Co. (b)	317,167
644	Endo Pharmaceuticals Holdings Inc. (a)	16,667
1,341	Forest Laboratories, Inc. (a)	34,155
435	Genzyme Corp. (a)(b)	28,871
18,437	Johnson & Johnson	1,103,086
17,070	Merck & Co., Inc.	518,928
1,109	Schering Plough Corp.	18,886
904	Watson Pharmaceuticals, Inc. (a)	24,019
14,367	Wyeth	538,906
		3,630,887
	Real Estate - 0.14%
6,616	CB Richard Ellis Group, Inc. (a)	28,581
594	Jones Lang LaSalle, Inc.	16,454
703	Rayonier, Inc.	22,039
555	The St. Joe Co. (a)(b)	13,498
		80,572
	Road & Rail - 1.89%
5,614	Burlington Northern Santa Fe Corp. (b)	425,036
4,929	CSX Corp.	160,045
1,083	Heartland Express, Inc.	17,068
592	J.B. Hunt Transport Services, Inc. (b)	15,552
457	Landstar System, Inc. (b)	17,562
4,459	Norfolk Southern Corp.	209,796
5,455	Union Pacific Corp. (b)	260,749
		1,105,808
	Semiconductor & Semiconductor Equipment - 2.01%
888	Altera Corp.	14,838
2,789	Analog Devices, Inc.	53,047
6,691	Applied Materials, Inc.	67,780
2,499	Broadcom Corp. (a)	42,408
905	FormFactor, Inc. (a)(b)	13,213
35,275	Intel Corp.	517,131
1,828	KLA-Tencor Corp.	39,832
1,270	Lam Research Corp. (a)(b)	27,026
1,478	Linear Technology Corp.	32,693
1,604	Marvell Technology Group Ltd. (a)	10,699
781	MEMC Electronic Materials, Inc. (a)	11,153
873	Microchip Technology, Inc.	17,050
2,120	National Semiconductor Corp.	21,348
4,434	NVIDIA Corp. (a)	35,782
4,140	Teradyne, Inc. (a)	17,471
13,588	Texas Instruments, Inc.	210,886
2,608	Xilinx, Inc.	46,475
		1,178,832
	Software - 5.04%
2,925	Activision Blizzard, Inc. (a)	25,272
2,045	Adobe Systems, Inc. (a)(b)	43,538
2,538	Amdocs Ltd. (a)	46,420
895	Autodesk, Inc. (a)	17,587
1,062	BMC Software, Inc. (a)(b)	28,578
4,001	CA, Inc.	74,138
2,480	Compuware Corp. (a)	16,740
2,400	Electronic Arts, Inc. (a)	38,496
716	McAfee, Inc. (a)	24,752
788	MICRO Systems, Inc. (a)	12,860
107,296	Microsoft Corp. (b)	2,085,834
3,566	Novell, Inc. (a)	13,872
14,115	Oracle Corp. (a)	250,259
862	Quest Software, Inc. (a)	10,853
602	Sybase, Inc. (a)	14,912
12,275	Symantec Corp. (a)	165,958
1,208	Synopsys, Inc. (a)	22,372
1,332	Teradata Corp. (a)	19,754
3,860	THQ, Inc. (a)	16,173
1,104	VMware, Inc. (a)	26,154
		2,954,522
	Specialty Retail - 2.66%
2,340	Abercrombie & Fitch Co. (b)	53,984
1,320	Advance Auto Parts, Inc.	44,418
941	Aeropostale, Inc. (a)	15,150
2,961	American Eagle Outfitters	27,715
618	AutoZone, Inc. (a)(b)	86,192
3,569	Bed Bath & Beyond, Inc. (a)(b)	90,724
10,161	Best Buy Co., Inc. (b)	285,626
904	The Childrens Place Retail Stores, Inc. (a)	19,599
1,118	Dick's Sporting Goods, Inc. (a)	15,775
1,519	GameStop Corp. (a)	32,901
12,543	The Gap Inc. (b)	167,951
695	O'Reilly Automotive, Inc. (a)(b)	21,364
791	PetSmart, Inc.	14,594
2,838	Ross Stores, Inc. (b)	84,374
1,419	The Sherwin-Williams Co.	84,785
16,210	Staples, Inc. (b)	290,483
862	Tiffany & Co. (b)	20,369
9,989	The TJX Companies, Inc. (b)	205,474
		1,561,478
	Textiles, Apparel & Luxury Goods - 1.06%
831	Coach, Inc. (a)	17,260
467	Columbia Sportswear Co. (b)	16,518
1,534	Fossil, Inc. (a)	25,618
7,962	Nike, Inc.	406,062
2,156	Phillips-Van Heusen Corp. (b)	43,400
616	Polo Ralph Lauren Corp. (b)	27,973
1,628	Skechers U.S.A., Inc. (a)	20,871
737	VF Corp.	40,365
1,295	Warnaco Group, Inc. (a)	25,421
		623,488
	Thrifts & Mortgage Finance - 0.17%
1,524	Hudson City Bancorp, Inc.	24,323
2,732	Peoples United Financial, Inc.	48,712
1,949	TFS Financial Corp. (b)	25,142
		98,177
	Tobacco - 0.95%
3,644	Lorillard, Inc.	205,339
5,702	Philip Morris International, Inc.	248,094
1,316	UST, Inc.	91,304
950	Vector Group Ltd.	12,939
		557,676
	Trading Companies & Distributors - 0.09%
776	Applied Industrial Technologies, Inc.	14,682
502	W.W. Grainger, Inc. (b)	39,578
		54,260
	Water Utilities - 0.04%
467	California Water Service Group	21,683
	Wireless Telecommunication Services - 0.08%
540	American Tower Corp. (a)	15,833
1,151	MetroPCS Communications, Inc. (a)	17,092
634	NII Holdings, Inc. (a)	11,526
		44,451
	TOTAL COMMON STOCKS (Cost $70,558,165)	54,645,310
	REAL ESTATE INVESTMENT TRUSTS - 0.49%
	Real Estate Investment Trusts - 0.49%
1,237	Annaly Mortgage Management, Inc.	19,631
1,042	Boston Properties, Inc. (b)	57,310
812	Equity Residential	24,214
1,247	Plum Creek Timber Co., Inc.	43,321
665	Potlatch Corp.	17,297
3,126	ProLogis	43,420
418	Public Storage, Inc. (b)	33,231
451	Simon Property Group, Inc. (b)	23,961
344	Vornado Realty Trust (b)	20,760
		283,145
	TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $358,376)	283,145
	SHORT TERM INVESTMENTS - 3.63%
	Short-Term Investments - 3.63%
2,129,821	Federated Prime Obligations Fund	2,129,821
	TOTAL SHORT TERM INVESTMENTS (Cost $2,129,820)	2,129,821
	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 21.90%
	Money Market Funds - 21.90%
13,121,865	Mount Vernon Prime Portfolio	12,844,543

	Total Mutual Funds (Cost $13,121,865)	12,844,543

	Total Investments Purchased as Securities Lending Collateral (Cost $13,121,865)	12,844,543

	Total Investments (Cost $86,168,226) - 119.20%	69,902,819
	Liabilities in Excess of Other Assets - (19.20)%	(11,259,635)
	TOTAL NET ASSETS - 100.00%	$58,643,184

Percentages are stated as a percent of net assets.
(a)	Non-income producing.
(b)	All or a portion of this security is on loan.

	The cost basis of investments for federal income tax purposes at December 31, 2008 was as follows*:

	Cost of investments	$86,168,226
	Gross unrealized appreciation	355,483
	Gross unrealized depreciation	(16,620,890)
	Net unrealized appreciation	($16,265,407)

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the
	previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section
	in the Fund's most recent semi-annual or annual report.

FAS 157 - Summary of Fair Value Exposure at December 31, 2008

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  For example, money market securities are valued using amortized cost, in accordance with the Investment Company Act of 1940.  Generally, amortized cost reflects the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Fund's net assets as of December 31, 2008:

Description	Investments in Securities
Level 1 - Quoted prices	$69,902,819
Level 2 - Other significant observable inputs	—
Level 3 - Significant unobservable inputs	—
Total	$69,902,819

AssetMark Enhanced Fundamental Index Large Company Value Fund
Schedule of Investments
December 31, 2008
(Unaudited)

Shares		Value
	COMMON STOCKS - 92.78%
	Aerospace & Defense - 0.57%
6,141	Northrop Grumman Corp.	$276,591
	Air Freight & Logistics - 0.14%
1,113	Atlas Air Worldwide Holdings, Inc. (a)	21,036
1,228	Ryder System, Inc.	47,622
		68,658
	Airlines - 1.64%
1,152	Alaska Air Group, Inc. (a)	33,696
16,253	AMR Corp. (a)	173,420
4,948	Continental Airlines, Inc. (a)	89,361
26,547	Delta Air Lines, Inc. (a)	304,229
11,909	UAL Corp.	131,237
8,876	US Airways Group, Inc. (a)	68,611
		800,554
	Auto Components - 1.13%
8,157	American Axle & Manufacturing Holdings, Inc. (b)	23,574
6,368	ArvinMeritor, Inc.	18,149
2,000	Autoliv, Inc.	42,920
3,916	Cooper Tire & Rubber Co.	24,123
4,651	Exide Technologies (a)	24,604
9,788	Federal Mogul Corp. (a)(b)	41,403
25,650	Goodyear Tire & Rubber Co. (a)	153,130
28,826	Lear Corp. (a)	40,645
1,636	Modine Manufacturing Co.	7,967
733	Stoneridge, Inc. (a)	3,342
5,464	Tenneco Automotive, Inc. (a)	16,119
39,292	TRW Automotive Holdings Corp. (a)	141,451
33,438	Visteon Corp. (a)	11,703
		549,130
	Automobiles - 1.63%
15,633	Fleetwood Enterprises, Inc. (a)	1,563
248,004	Ford Motor Co. (a)(b)	567,929
63,994	General Motors Corp. (b)	204,781
1,551	Thor Industries, Inc. (b)	20,442
		794,715
	Banks - 0.04%
665	PacWest Bancorp	17,889
	Beverages - 0.63%
423	Coca-Cola Bottling Co. (b)	19,441
9,942	Coca-Cola Enterprises, Inc.	119,602
3,310	Dr Pepper Snapple Group, Inc. (a)	53,788
4,015	Pepsi Bottling Group, Inc.	90,378
1,167	PepsiAmericas, Inc.	23,760
		306,969
	Building Products - 0.71%
2,703	Armstrong World Industries, Inc.	58,439
6,281	Builders FirstSource, Inc. (a)(b)	9,610
1,072	Lennox International, Inc. (b)	34,615
13,943	Masco Corp. (b)	155,185
3,289	Owens Corning (a)(b)	56,900
3,962	USG Corp. (a)	31,854
		346,603
	Capital Markets - 0.82%
4,646	Allied Capital Corp. (b)	12,498
1,417	Ameriprise Financial, Inc.	33,101
5,276	E*Trade Financial Corp. (a)(b)	6,067
2,276	Legg Mason, Inc.	49,867
4,011	Merrill Lynch & Co., Inc.	46,688
1,876	MF Global Ltd. (a)(b)	3,827
15,347	Morgan Stanley	246,166
		398,214
	Chemicals - 1.66%
513	A. Schulman, Inc.	8,721
562	Arch Chemicals, Inc. (b)	14,651
3,390	Ashland, Inc.	35,629
1,032	Cabot Corp. (b)	15,790
13,274	Chemtura Corp.	18,584
22,909	The Dow Chemical Co.	345,697
1,961	Eastman Chemical Co. (b)	62,183
1,269	Ferro Corp.	8,947
1,161	GenTek, Inc. (a)	17,473
855	H.B. Fuller Co. (b)	13,774
19,552	Huntsman Corp.	67,259
619	Lubrizol Corp.	22,525
791	OM Group, Inc. (a)(b)	16,698
3,289	PolyOne Corp. (a)	10,360
2,117	PPG Industries, Inc. (b)	89,824
1,291	The Scotts Miracle-Gro Co.	38,369
1,156	Valspar Corp. (b)	20,912
		807,396
	Commercial Banks - 8.64%
380	1st Source Corp.	8,979
1,814	Associated Banc-Corp (b)	37,967
373	BancorpSouth, Inc. (b)	8,713
100,657	Bank of America Corp. (b)	1,417,251
12,211	BB&T Corp. (b)	335,314
194	Cathay General Bancorp	4,608
255	City National Corp.	12,419
15,443	The Colonial BancGroup, Inc. (b)	31,967
1,481	Comerica, Inc.	29,398
10,984	Fifth Third Bancorp	90,728
4,314	First Horizon National Corp.	45,597
202	First Midwest Bancorp, Inc. (b)	4,034
414	FirstMerit Corp.	8,524
3,876	Fulton Financial Corp. (b)	37,287
6,523	Huntington Bancshares, Inc. (b)	49,966
4,983	KeyCorp (b)	42,455
996	M&T Bank Corp. (b)	57,180
2,085	Marshall & Ilsley Corp. (b)	28,440
51,433	National City Corp.	93,094
242	Park National Corp. (b)	17,364
1,097	PNC Financial Services Group (b)	53,753
15,165	Popular, Inc. (b)	78,251
24,570	Regions Financial Corp.	195,577
270	S&T Bancorp, Inc. (b)	9,585
6,220	The South Financial Group, Inc.	26,870
8,961	SunTrust Banks, Inc.	264,708
9,017	Synovus Financial Corp. (b)	74,841
2,738	TCF Financial Corp.	37,401
471	Trustmark Corp.	10,169
13,612	U.S. Bancorp (b)	340,436
717	United Bankshares, Inc. (b)	23,819
72,031	Wachovia Corp. (b)	399,052
8,859	Wells Fargo & Co. (b)	261,163
474	Whitney Holding Corp.	7,579
316	Wilmington Trust Corp. (b)	7,028
2,385	Zions Bancorporation (b)	58,456
		4,209,973
	Commercial Services & Supplies - 1.55%
1,181	ABM Industries, Inc.	22,498
5,233	ACCO Brands Corp. (a)	18,054
157,849	Avis Budget Group (a)(b)	110,494
1,830	Career Education Corp. (a)(b)	32,830
663	CDI Corp.	8,579
1,545	Deluxe Corp.	23,113
1,228	HNI Corp. (b)	19,452
2,369	Kelly Services, Inc.	30,821
2,989	Manpower, Inc.	101,596
6,967	PHH Corp. (a)(b)	88,690
3,707	Republic Services, Inc.	91,897
3,400	RR Donnelley & Sons Co.	46,172
2,906	RSC Holdings, Inc. (a)(b)	24,759
3,954	Steelcase, Inc. (b)	22,221
2,239	TrueBlue, Inc. (a)	21,427
2,571	United Rentals, Inc. (a)	23,448
949	United Stationers, Inc. (a)	31,782
697	Viad Corp.	17,244
3,004	Volt Information Sciences, Inc. (a)	21,719
		756,796
	Communications Equipment - 0.54%
53,097	Motorola, Inc.	235,220
6,746	Tellabs, Inc. (a)	27,793
		263,013
	Computers & Peripherals - 0.51%
1,218	Lexmark International, Inc. (a)(b)	32,764
5,296	SanDisk Corp. (a)(b)	50,842
14,687	Seagate Technology (b)	65,063
26,156	Sun Microsystems, Inc. (a)	99,916
		248,585
	Construction & Engineering - 0.35%
1,997	EMCOR Group, Inc. (a)	44,793
1,554	Granite Construction, Inc. (b)	68,267
1,165	Perini Corp. (a)	27,238
719	URS Corp. (a)(b)	29,313
		169,611
	Consumer Finance - 0.49%
5,634	Capital One Financial Corp. (b)	179,668
2,345	CompuCredit Corp. (a)(b)	12,968
2,536	Discover Financial Services	24,168
2,233	SLM Corp. (a)(b)	19,874
		236,678
	Containers & Packaging - 0.31%
1,211	Bemis Co. (b)	28,676
5,276	Graphic Packaging Holding Co. (a)	6,015
1,808	Sealed Air Corp.	27,011
43,529	Smurfit-Stone Container Corp. (a)(b)	11,100
1,270	Sonoco Products Co.	29,413
10,272	Temple-Inland, Inc. (b)	49,306
		151,521
	Distributors - 0.31%
1,530	Core-Mark Holding Co., Inc. (a)	32,926
2,332	Genuine Parts Co.	88,289
1,466	WESCO International, Inc. (a)	28,191
		149,406
	Diversified Consumer Services - 0.02%
723	Regis Corp.	10,505
	Diversified Financial Services - 5.11%
5,446	CIT Group, Inc. (b)	24,725
179,242	Citigroup, Inc.	1,202,714
34,509	J.P. Morgan Chase & Co.	1,088,069
7,827	Principal Financial Group, Inc.	176,655
		2,492,163
	Diversified Telecommunication Services - 4.83%
1,366	CenturyTel, Inc. (b)	37,333
2,246	Embarq Corp.	80,766
8,603	Frontier Communications Corp. (b)	75,190
38,963	Qwest Communications International (b)	141,825
127,860	Sprint Corp. (b)	233,984
52,723	Verizon Communications, Inc.	1,787,310
		2,356,408
	Electric Utilities - 4.98%
2,088	Alliant Energy Corp.	60,928
3,831	Ameren Corp. (b)	127,419
5,882	American Electric Power Company, Inc. (b)	195,753
4,813	CenterPoint Energy, Inc.	60,740
8,520	Consolidated Edison, Inc.	331,684
2,424	DTE Energy Co.	86,464
1,770	Great Plains Energy, Inc.	34,214
1,624	Hawaiian Electric Industries, Inc.	35,955
1,172	IDACORP, Inc.	34,515
2,797	Northeast Utilities	67,296
1,576	NSTAR (b)	57,508
3,234	NV Energy, Inc. (a)	31,984
1,377	OGE Energy Corp.	35,499
4,167	Pepco Holdings, Inc.	74,006
5,467	PG&E Corp.	211,628
2,339	Pinnacle West Capital Corp.	75,152
1,036	Portland General Electric Co.	20,171
4,085	Progress Energy, Inc.	162,787
2,761	Puget Energy, Inc.	75,293
13,330	Reliant Energy, Inc. (a)	77,047
7,991	The Southern Co.	295,667
2,858	TECO Energy, Inc.	35,296
1,580	Westar Energy, Inc.	32,406
1,422	Wisconsin Energy Corp.	59,696
8,042	Xcel Energy, Inc.	149,179
		2,428,287
	Electrical Equipment - 0.09%
582	A.O. Smith Corp.	17,181
780	Hubbell, Inc. (b)	25,490
		42,671
	Electronic Equipment & Instruments - 1.16%
668	Anixter International, Inc. (a)	20,120
3,940	Arrow Electronics, Inc. (a)	74,229
5,022	Avnet, Inc. (a)	91,451
2,079	AVX Corp.	16,507
1,219	Benchmark Electronics, Inc. (a)(b)	15,567
8,117	Ingram Micro, Inc. (a)	108,687
3,468	Insight Enterprises, Inc. (a)	23,929
4,737	Jabil Circuit, Inc. (b)	31,975
1,662	PC Connection, Inc. (a)	8,509
74,488	Sanmina-SCI Corporation (a)	35,009
860	SYNNEX Corp. (a)(b)	9,744
5,729	Tech Data Corp. (a)	102,205
1,864	Technitrol, Inc.	6,487
6,792	Vishay Intertechnology, Inc. (a)	23,229
		567,648
	Energy Equipment & Services - 0.14%
2,140	Exterran Holdings, Inc. (a)(b)	45,582
360	Seacor Holdings, Inc. (a)	23,994
		69,576
	Food & Staples Retailing - 1.74%
753	Casey's General Stores, Inc.	17,146
1,936	Great Atlantic & Pacific Tea Co. (a)	12,139
945	Ingles Markets, Inc.	16,623
10,892	The Kroger Co.	287,658
571	Nash Finch Co. (b)	25,632
50,652	Rite Aid Corp. (a)(b)	15,702
8,652	Safeway, Inc.	205,658
12,324	Supervalu, Inc.	179,930
404	Weis Markets, Inc.	13,587
7,628	Wendy's Arby's Group, Inc.	37,682
2,292	Winn Dixie Stores, Inc. (a)	36,901
		848,658
	Food Products - 2.19%
6,639	Archer Daniels Midland Co. (b)	191,402
1,278	Chiquita Brands International, Inc. (a)	18,889
5,583	ConAgra Foods, Inc.	92,120
2,536	Dean Foods Co. (a)(b)	45,572
3,589	Del Monte Foods Co.	25,625
252	Fresh Del Monte Produce, Inc. (a)(b)	5,650
14,712	Kraft Foods, Inc. (b)	395,017
17,020	Sara Lee Corp.	166,626
3,558	Smithfield Foods, Inc. (a)(b)	50,061
8,970	Tyson Foods, Inc.	78,577
		1,069,539
	Gas Utilities - 0.66%
1,076	AGL Resources, Inc. (b)	33,733
917	Atmos Energy Corp.	21,733
262	The Laclede Group Inc.	12,272
998	New Jersey Resources Corp.	39,271
977	Nicor, Inc.	33,941
4,768	NiSource, Inc.	52,305
256	Northwest Natural Gas Co.	11,323
659	Piedmont Natural Gas Co.	20,870
1,501	Southwest Gas Corp. (b)	37,855
1,499	UGI Corp.	36,606
702	WGL Holdings, Inc.	22,948
		322,857
	Health Care Equipment & Supplies - 0.03%
910	Hill-Rom Holdings, Inc. (b)	14,979
	Health Care Providers & Services - 5.89%
913	AMERIGROUP Corp. (a)(b)	26,952
4,819	AmerisourceBergen Corp.	171,845
11,929	Cardinal Health, Inc.	411,193
877	Centene Corp. (a)	17,286
10,924	CIGNA Corp.	184,069
5,215	Coventry Health Care, Inc. (a)	77,599
16,415	Health Management Associates, Inc. (a)	29,383
6,447	Health Net, Inc. (a)	70,208
4,761	Humana, Inc. (a)(b)	177,490
2,107	Kindred Healthcare, Inc. (a)	27,433
1,038	LifePoint Hospitals, Inc. (a)(b)	23,708
1,273	Magellan Health Services, Inc. (a)(b)	49,851
10,002	McKesson Corp.	387,377
824	Molina Healthcare, Inc. (a)(b)	14,511
1,562	Omnicare, Inc.	43,361
11,824	Tenet Healthcare Corp. (a)(b)	13,598
1,056	Triple-S Management Corp. (a)	12,144
21,960	UnitedHealth Group, Inc.	584,136
975	WellCare Health Plans, Inc. (a)	12,538
12,754	Wellpoint, Inc. (a)	537,326
		2,872,008
	Hotels, Restaurants & Leisure - 0.47%
3,855	Boyd Gaming Corp. (b)	18,234
2,443	Brinker International, Inc. (b)	25,749
3,397	Domino's Pizza, Inc. (a)	16,000
744	Jack in the Box, Inc. (a)	16,435
4,903	MGM Mirage (a)(b)	67,466
3,304	Royal Caribbean Cruises Ltd. (b)	45,430
5,935	Wyndham Worldwide Corp. (b)	38,874
		228,188
	Household Durables - 1.93%
1,546	American Greetings Corp.	11,703
9,058	Beazer Homes USA, Inc. (a)(b)	14,312
1,287	The Black & Decker Corp. (b)	53,810
3,191	Centex Corp. (b)	33,952
19,633	D.R. Horton, Inc.	138,805
651	Ethan Allen Interiors, Inc. (b)	9,355
2,398	Fortune Brands, Inc.	98,990
5,846	Hovnanian Enterprises, Inc. (a)(b)	10,055
954	KB Home (b)	12,994
1,976	Kimball International, Inc.	17,013
2,854	Leggett & Platt, Inc.	43,352
5,318	Lennar Corp.	46,107
425	MDC Holdings, Inc. (b)	12,878
1,319	Mohawk Industries, Inc. (a)(b)	56,677
3,945	Newell Rubbermaid, Inc. (b)	38,582
129	NVR, Inc. (a)	58,856
4,111	Pulte Homes, Inc.	44,933
2,795	Standard-Pacific Corp. (a)	4,975
1,064	The Stanley Works (b)	36,282
3,570	Toll Brothers, Inc. (a)(b)	76,505
2,945	Whirlpool Corp. (b)	121,776
		941,912
	Independent Power Producers & Energy Traders - 0.15%
9,141	The AES Corp. (a)(b)	75,322
	Industrial Conglomerates - 0.90%
147	Alleghany Corp. (a)	41,454
624	Carlisle Companies, Inc.	12,917
17,798	Tyco International Ltd. (b)	384,437
		438,808
	Insurance - 12.92%
1,261	Allied World Assurance Holdings, Ltd. (b)	51,197
17,133	The Allstate Corp.	561,277
2,218	American Financial Group, Inc.	50,748
120	American National Insurance Company	8,848
934	Arch Capital Group Ltd. (a)	65,473
567	Argo Group International Holdings, Ltd. (a)	19,233
1,632	Aspen Insurance Holdings Ltd.	39,576
4,317	Axis Capital Holdings Ltd.	125,711
5,395	Chubb Corp.	275,145
4,554	Cincinnati Financial Corp. (b)	132,385
14,887	CNA Financial Corp.	244,742
1,141	CNA Surety Corp. (a)	21,907
19,078	Conseco, Inc. (a)	98,824
1,374	Delphi Financial Group	25,337
1,379	Endurance Specialty Holdings Ltd.	42,101
1,018	Everest Re Group Ltd.	77,511
814	FBL Financial Group, Inc.	12,576
19,382	Fidelity National Financial, Inc.	344,030
2,340	First American Corp.	67,603
606	The Hanover Insurance Group, Inc.	26,040
867	Harleysville Group, Inc.	30,111
30,851	Hartford Financial Services Group, Inc. (b)	506,573
1,828	HCC Insurance Holdings, Inc.	48,899
322	Infinity Property & Casualty Corp.	15,047
95	Kansas City Life Insurance Co.	4,118
11,849	Lincoln National Corp. (b)	223,235
142	Markel Corp. (a)	42,458
1,156	Max Capital Group Ltd.	20,461
1,751	Mercury General Corp.	80,528
12,499	MetLife, Inc.	435,715
3,241	Montpelier Re Holdings Ltd.	54,416
65	National Western Life Insurance Co.	10,996
1,929	Nationwide Financial Services	100,713
1,030	Odyssey Re Holdings Corp.	53,364
10,606	Old Republic International Corp.	126,424
2,670	OneBeacon Insurance Group, Ltd.	27,875
933	PartnerRe Ltd. (b)	66,495
4,423	The Phoenix Companies, Inc.	14,463
856	Platinum Underwriters Holdings Ltd.	30,884
413	ProAssurance Corp. (a)	21,798
12,060	Progressive Corp. (b)	178,609
700	Protective Life Corp. (b)	10,045
18,734	Prudential Financial, Inc.	566,891
1,483	Reinsurance Group of America (a)	63,502
938	RenaissanceRe Holdings Ltd.	48,363
474	Safety Insurance Group, Inc.	18,040
1,031	Selective Insurance Group	23,641
756	State Auto Financial Corp.	22,725
1,126	Transatlantic Holdings, Inc.	45,108
12,949	Travelers Companies, Inc.	585,295
651	United Fire & Casualty Co.	20,227
1,599	Unitrin, Inc.	25,488
3,059	Universal American Financial Corp. (a)	26,980
7,781	UnumProvident Corp. (b)	144,727
216	White Mountains Insurance Group Ltd.	57,696
2,412	WR Berkley Corp.	74,772
38,335	XL Capital Ltd.	141,839
1,294	Zenith National Insurance Corp.	40,852
		6,299,637
	Internet & Catalog Retail - 0.07%
2,587	Expedia, Inc. (a)	21,317
969	Systemax, Inc. (b)	10,436
		31,753
	Internet Software & Services - 0.15%
1,747	EarthLink, Inc. (a)	11,810
3,758	IAC/InterActiveCorp (a)	59,113
		70,923
	IT Services - 0.36%
2,799	Computer Sciences Corp. (a)	98,357
4,127	Convergys Corp. (a)	26,454
2,128	Fidelity National Information Services, Inc.	34,622
15,989	Unisys Corp. (a)	13,591
		173,024
	Leisure Equipment & Products - 0.16%
11,984	Brunswick Corp. (b)	50,453
4,463	Eastman Kodak Co.	29,366
		79,819
	Life Sciences Tools & Services - 0.04%
3,719	Cambrex Corp. (a)	17,182
	Machinery - 1.15%
3,998	Ingersoll-Rand Co.	69,365
17,206	Mueller Industries, Inc.	431,527
74	NACCO Industries, Inc.	2,768
2,325	Timken Co.	45,640
528	Watts Water Technologies, Inc.	13,184
		562,484
	Media - 4.46%
10,553	Belo Corp.	16,463
39,711	CBS Corp. (b)	325,233
19,662	Comcast Corp. (b)	331,894
2,282	Cox Radio, Inc. - Class A (a)	13,715
6,287	The E.W. Scripps Co.	13,894
9,912	Gannett Co., Inc. (b)	79,296
1,043	Hearst-Argyle Television, Inc. (b)	6,321
7,619	Interpublic Group of Companies, Inc. (a)	30,171
3,749	Liberty Global, Inc. (a)	59,684
30,615	Liberty Media Corp. (a)	95,519
6,633	Liberty Media Corp. (a)	31,241
8,757	McClatchy Co. (b)	7,006
1,114	Meredith Corp. (b)	19,072
5,025	New York Times Co. (b)	36,833
8,449	Regal Entertainment Group	86,264
1,236	Scholastic Corp. (b)	16,785
13,908	Time Warner Cable, Inc. (a)(b)	298,327
63,571	Time Warner, Inc.	639,524
241	Value Line, Inc.	8,319
6,432	Virgin Media, Inc.	32,096
8,540	Warner Music Group Corp.	25,791
		2,173,448
	Metals & Mining - 0.06%
2,282	USEC, Inc. (a)(b)	10,246
1,512	Worthington Industries	16,662
		26,908
	Multiline Retail - 1.55%
6,508	Dillard's, Inc. (b)	25,837
5,598	J.C. Penney Co., Inc. (b)	110,280
22,331	Macy's, Inc.	231,126
12,060	Retail Ventures, Inc. (a)	41,848
3,703	Saks, Inc. (a)(b)	16,219
8,447	Sears Holdings Corp. (a)(b)	328,335
		753,645
	Multi-Utilities - 1.54%
627	Avista Corp.	12,151
3,288	CMS Energy Corp. (b)	33,242
35,023	Duke Energy Corp. (b)	525,695
713	Integrys Energy Group, Inc.	30,645
1,849	Oneok, Inc.	53,843
2,011	SCANA Corp.	71,591
905	Vectren Corp.	22,634
		749,801
	Oil & Gas - 5.44%
2,398	Alon USA Energy, Inc.	21,942
26,279	ConocoPhillips	1,361,252
6,920	CVR Energy, Inc. (a)	27,680
2,435	Frontier Oil Corp.	30,754
1,278	Holly Corp.	23,298
9,982	Marathon Oil Corp.	273,108
469	Overseas Shipholding Group, Inc.	19,750
822	Stone Energy Corp. (a)	9,058
5,740	Sunoco, Inc. (b)	249,460
5,271	Tesoro Petroleum Corp.	69,419
22,850	Valero Energy Corp.	494,474
1,982	World Fuel Services Corp.	73,334
		2,653,529
	Paper & Forest Products - 0.89%
12,060	Domtar Corp. (a)	20,140
938	Glatfelter	8,724
17,528	International Paper Co.	206,831
3,359	Louisiana-Pacific Corp.	5,240
4,970	MeadWestvaco Corp.	55,614
4,556	Weyerhaeuser Co.	139,459
		436,008
	Personal Products - 0.18%
3,614	Alberto-Culver Co.	88,579
	Pharmaceuticals - 3.56%
2,288	King Pharmaceuticals, Inc. (a)	24,299
96,717	Pfizer, Inc. (b)	1,712,858
		1,737,157
	Restaurants - 0.03%
724	Cracker Barrel Old Country Store, Inc. (a)(b)	14,907
	Road & Rail - 0.48%
793	AMERCO (a)	27,382
626	Arkansas Best Corp. (b)	18,849
665	Con-Way, Inc. (b)	17,689
21,984	Hertz Global Holdings, Inc. (a)	111,459
1,883	Werner Enterprises, Inc.	32,651
8,886	YRC Worldwide, Inc. (a)(b)	25,503
		233,533
	Semiconductor & Semiconductor Equipment - 0.19%
14,863	Advanced Micro Devices, Inc. (a)(b)	32,104
6,030	Amkor Technology, Inc. (a)	13,146
3,190	Atmel Corp. (a)	9,985
7,900	Micron Technology, Inc. (a)(b)	20,856
1,401	Novellus Systems, Inc. (a)(b)	17,288
		93,379
	Software - 0.05%
7,257	Cadence Design Systems, Inc. (a)(b)	26,561
	Specialty Retail - 3.94%
2,031	AnnTaylor Stores Corp. (a)(b)	11,719
25,075	AutoNation, Inc. (a)(b)	247,741
2,052	Barnes & Noble, Inc. (b)	30,780
23,235	Blockbuster, Inc. (a)(b)	29,276
5,025	Borders Group, Inc.	2,010
1,500	Brown Shoe Co., Inc.	12,705
4,234	CarMax, Inc. (a)(b)	33,364
605	The Cato Corp.	9,136
10,050	Charming Shoppes, Inc. (a)(b)	24,522
45,241	Circuit City Stores, Inc. (b)	5,881
940	Dress Barn, Inc. (a)	10,096
821	DSW, Inc. (a)(b)	10,230
1,001	The Finish Line, Inc.	5,606
1,916	Foot Locker, Inc.	14,063
21,721	Home Depot, Inc. (b)	500,017
1,029	Jo-Ann Stores, Inc. (a)	15,939
12,204	Limited Brands, Inc. (b)	122,528
13,332	Lowe's Companies, Inc.	286,905
55,834	Office Depot, Inc. (a)	166,385
20,050	OfficeMax, Inc.	153,182
4,221	Pacific Sunwear Of California, Inc. (a)(b)	6,711
5,103	Penske Automotive Group, Inc.	39,191
1,220	PEP Boys	5,039
3,363	RadioShack Corp. (b)	40,154
2,454	Rent-A-Center, Inc. (a)(b)	43,313
1,655	Rush Enterprises, Inc. - Class A (a)	14,183
6,140	Sonic Automotive, Inc. (b)	24,437
10,964	Stein Mart, Inc. (a)	12,389
327	Tractor Supply Co. (a)	11,818
1,109	Tween Brands, Inc. (a)	4,791
2,814	Williams-Sonoma, Inc. (b)	22,118
1,075	Zale Corp. (a)	3,580
		1,919,809
	Textiles, Apparel & Luxury Goods - 0.21%
655	Carter's, Inc. (a)	12,615
2,865	Hanesbrands, Inc. (a)(b)	36,529
3,791	Jones Apparel Group, Inc.	22,215
3,141	Liz Claiborne, Inc.	8,167
1,895	Timberland Co. (a)	21,887
		101,413
	Thrifts & Mortgage Finance - 0.31%
932	Astoria Financial Corp.	15,359
1,835	Corus Bankshares, Inc. (b)	2,037
286	First Niagara Financial Group, Inc. (b)	4,625
3,163	New York Community Bancorp, Inc. (b)	37,830
661	Provident Financial Services, Inc.	10,113
19,029	Sovereign Bancorp, Inc. (a)(b)	56,706
523	Washington Federal, Inc. (b)	7,824
1,225	Webster Financial Corp.	16,881
		151,375
	Tobacco - 2.60%
69,657	Altria Group, Inc.	1,049,034
4,989	Reynolds American, Inc.	201,107
551	Universal Corp.	16,458
		1,266,599
	Water Utilities - 0.13%
3,054	American Water Works Co., Inc. (b)	63,768
	Wireless Telecommunication Services - 0.35%
2,663	Telephone & Data Systems, Inc.	84,550
1,336	United States Cellular Corp. (a)	57,769
2,404	USA Mobility, Inc.	27,814
		170,133
	TOTAL COMMON STOCKS (Cost $61,933,878)	45,227,205
	REAL ESTATE INVESTMENT TRUSTS - 0.76%
	Real Estate Investment Trusts - 0.76%
1,131	Apartment Investment & Management Co.	13,063
1,831	Colonial Properties Trust (b)	15,252
1,778	Duke Realty Corp.	19,487
92,736	DuPont Fabros Technology, Inc.	191,964
8,276	Friedman Billings Ramsey Group, Inc. (a)	1,407
8,931	Host Hotels & Resorts, Inc.	67,608
4,293	HRPT Properties Trust	14,467
7,890	iStar Financial, Inc. (b)	17,595
987	Liberty Property Trust (b)	22,533
152	National Health Investors, Inc.	4,169
348	Redwood Trust, Inc.	5,189
		372,734
	TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $681,515)	372,734
	SHORT TERM INVESTMENTS - 3.46%
	Short-Term Investments - 3.46%
1,687,058	Federated Prime Obligations Fund	1,687,058
	TOTAL SHORT TERM INVESTMENTS (Cost $1,687,058)	1,687,058
	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 24.83%
	Money Market Funds - 24.83%
12,744,457	Mount Vernon Prime Portfolio	12,104,374

	Total Mutual Funds (Cost $12,744,457)	12,104,374

	Total Investments Purchased as Securities Lending Collateral (Cost $12,744,457)	12,104,374

	Total Investments (Cost $77,046,908) - 121.83%	59,391,371
	Liabilities in Excess of Other Assets - (21.83)%	(10,643,907)
	TOTAL NET ASSETS - 100.00%	$48,747,464

Percentages are stated as a percent of net assets.
(a)	Non-income producing.
(b)	All or a portion of this security is on loan.

	The cost basis of investments for federal income tax purposes at December 31, 2008 was as follows*:

	Cost of investments	$77,046,908
	Gross unrealized appreciation	1,023,002
	Gross unrealized depreciation	(18,678,538)
	Net unrealized appreciation	($17,655,537)

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the
	previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section
	in the Fund's most recent semi-annual or annual report.

AssetMark Enhanced Fundamental Index Large Company Value Fund
Schedule of Open Futures Contracts
December 31, 2008
(Unaudited)

	Description	Number of Contracts Purchased	Notional Value	Settlement Month	Unrealized Appreciation (Depreciation)
	S&P 500 Mini Futures	49	2,164,575	Mar-09	$ 58,114

FAS 157 - Summary of Fair Value Exposure at December 31, 2008

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  For example, money market securities are valued using amortized cost, in accordance with the Investment Company Act of 1940.  Generally, amortized cost reflects the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Fund's net assets as of December 31, 2008:

Description	Investments in Securities	Other Financial Instruments
Level 1 - Quoted prices	$ 59,391,371	$ 58,114
Level 2 - Other significant observable inputs	—	—
Level 3 - Significant unobservable inputs	—	—
Total	$ 59,391,371	$ 58,114

AssetMark Enhanced Fundamental Index Small Company Growth Fund
Schedule of Investments
December 31, 2008
(Unaudited)

Shares		Value
	COMMON STOCKS - 91.85%
	Aerospace & Defense - 2.33%
375	AeroVironment, Inc. (a)	$13,804
110	American Science & Engineering, Inc.	8,135
439	ARGON ST, Inc. (a)	8,279
143	Axsys Technologies, Inc. (a)	7,845
823	Ceradyne, Inc. (a)	16,715
1,063	Cubic Corp.	28,914
1,775	Curtiss-Wright Corp.	59,267
1,101	Esterline Technologies Corp. (a)	41,717
178	Heico Corp.	6,912
515	Ladish, Inc. (a)	7,133
1,010	Moog, Inc. (a)	36,936
1,875	Orbital Sciences Corp. (a)	36,619
268	Stanley, Inc. (a)	9,707
		281,983
	Air Freight & Logistics - 0.55%
1,209	Dynamex, Inc. (a)	17,833
260	Forward Air Corp. (b)	6,310
1,604	Hub Group, Inc. (a)	42,554
		66,697
	Airlines - 0.39%
324	Allegiant Travel Co. (a)	15,736
762	Copa Holdings, S.A.	23,104
1,355	Hawaiian Holdings, Inc. (a)	8,645
		47,485
	Auto Components - 0.71%
1,409	LKQ Corp. (a)(b)	16,429
1,760	Midas, Inc. (a)	18,462
5,808	Sauer-Danfoss, Inc.	50,820
		85,711
	Beverages - 0.26%
988	Central European Distribution Corp. (a)(b)	19,464
372	Hansen Natural Corp. (a)	12,473
		31,937
	Biotechnology - 0.86%
6,156	Affymetrix, Inc. (a)	18,406
1,529	Albany Molecular Research, Inc. (a)	14,893
1,414	Alkermes, Inc. (a)	15,059
335	Emergent Biosolutions, Inc. (a)	8,747
143	Facet Biotech Corp. (a)	1,371
476	Kendle International, Inc. (a)	12,243
393	Martek Biosciences Corp. (b)	11,912
154	Myriad Genetics, Inc. (a)	10,204
718	PDL BioPharma Inc.	4,437
549	ViroPharma, Inc. (a)	7,148
		104,420
	Building Products - 0.40%
549	Aaon, Inc.	11,463
587	Ameron International Corp.	36,934
		48,397
	Capital Markets - 1.50%
1,858	BGC Partners, Inc.	5,128
1,106	Cohen & Steers, Inc.	12,155
4,821	FCStone Group, Inc. (a)	21,357
561	Gamco Investors, Inc. (b)	15,327
4,352	GFI Group Inc.	15,406
188	Greenhill & Co, Inc.	13,117
1,053	Investment Technology Group, Inc. (a)	23,924
734	KBW, Inc. (a)	16,882
1,175	Lazard Ltd.	34,944
1,072	optionsXpress Holdings, Inc.	14,322
205	Stifel Financial Corp. (a)	9,399
		181,961
	Chemicals - 1.33%
1,477	Innophos Holdings, Inc.	29,259
1,892	Koppers Holdings, Inc.	40,905
1,307	LSB Industries, Inc. (a)	10,874
1,033	Minerals Technologies, Inc.	42,250
834	NewMarket Corp.	29,115
1,836	Solutia, Inc. (a)	8,262
		160,665
	Commercial Banks - 4.24%
448	BancFirst Corp.	23,708
389	Bank of the Ozarks, Inc.	11,530
793	BankFinancial Corp.	8,081
725	Beneficial Mutual Bancorp, Inc. (a)	8,156
482	City Holding Co.	16,764
1,820	CVB Financial Corp. (b)	21,658
286	First Financial Bankshares, Inc. (b)	15,790
457	First Financial Corp.	18,732
909	Glacier Bancorp, Inc. (b)	17,289
864	Hampton Roads Bankshares, Inc.	7,491
487	Hancock Holding Co. (b)	22,139
177	IBERIABANK Corp.	8,496
726	Independent Bank Corp.	18,992
1,122	Investors Bancorp, Inc. (a)	15,068
412	Lakeland Financial Corp.	9,814
2,609	National Penn Bancshares, Inc. (b)	37,857
628	Northfield Bancorp, Inc. (a)(b)	7,065
321	Pinnacle Financial Partners, Inc. (a)	9,569
298	PrivateBancorp, Inc.	9,673
913	Prosperity Bancshares, Inc.	27,016
396	Republic Bancorp Inc. (b)	10,771
228	SCBT Financial Corp.	7,866
392	Signature Bank (a)	11,246
519	Simmons First National Corp.	15,295
423	Smithtown Bancorp, Inc. (b)	6,781
291	Southside Bancshares, Inc.	6,838
2,626	Sterling Bancshares, Inc.	15,966
364	Suffolk Bancorp	13,079
1,775	SVB Financial Group (a)(b)	46,558
390	SY Bancorp, Inc.	10,725
542	Texas Capital Bancshares, Inc. (a)	7,241
329	Tompkins Financial Corp.	19,066
530	Westamerica Bancorporation	27,110
		513,430
	Commercial Services & Supplies - 7.46%
1,681	Administaff, Inc.	36,444
1,629	American Reprographics Co. (a)	11,240
2,232	ATC Technology Corp. (a)	32,654
1,256	Brady Corp.	30,081
2,123	CBIZ, Inc. (a)	18,364
442	Clean Harbors, Inc. (a)(b)	28,040
1,137	Copart, Inc. (a)(b)	30,915
3,010	Corinthian Colleges, Inc. (a)(b)	49,274
369	Cornell Cos., Inc. (a)(b)	6,860
1,239	The Corporate Executive Board Co.	27,332
635	CRA International, Inc. (a)	17,101
7,863	EnergySolutions, Inc.	44,426
2,919	First Advantage Corp. (a)	41,304
468	FTI Consulting, Inc. (a)(b)	20,910
670	The Geo Group Inc. (a)	12,080
2,171	Healthcare Services Group	34,584
679	Heidrick & Struggles International, Inc.	14,626
820	IHS, Inc. (a)	30,684
429	ITT Educational Services, Inc. (a)	40,746
2,842	Korn/Ferry International (a)(b)	32,456
1,156	Layne Christensen Co. (a)(b)	27,756
864	M&F Worldwide Corp. (a)	13,349
775	McGrath RentCorp	16,554
703	Mobile Mini, Inc. (a)(b)	10,137
1,595	Navigant Consulting, Inc. (a)	25,313
2,243	Pike Electric Corp. (a)	27,589
350	Pre-Paid Legal Services, Inc. (a)	13,052
3,694	Sotheby's (b)	32,840
500	Standard Parking Corp. (a)(b)	9,670
441	Stericycle, Inc. (a)(b)	22,967
64	Strayer Education, Inc.	13,722
4,755	TeleTech Holdings, Inc. (a)	39,704
1,300	Waste Connections, Inc. (a)(b)	41,041
1,012	Watson Wyatt Worldwide, Inc.	48,394
		902,209
	Communications Equipment - 3.44%
6,719	3Com Corp. (a)	15,319
2,121	ADTRAN, Inc.	31,561
2,937	Airvana, Inc. (a)	17,974
4,531	Arris Group, Inc. (a)	36,022
2,361	Avocent Corp. (a)	42,286
2,652	Ciena Corp. (a)	17,768
843	Comtech Telecommunications Corp. (a)(b)	38,626
588	EMS Technologies, Inc. (a)(b)	15,212
6,424	Extreme Networks, Inc. (a)	15,032
736	F5 Networks, Inc. (a)(b)	16,825
1,511	Harmonic, Inc. (a)	8,477
926	Hughes Communications, Inc. (a)	14,760
496	InterDigital, Inc. (a)	13,640
1,895	Ixia (a)	10,953
5,373	JDS Uniphase Corp. (a)	19,612
5,535	Opnext, Inc. (a)	9,686
31,701	Powerwave Technologies, Inc. (a)(b)	15,851
737	Riverbed Technology, Inc. (a)	8,394
3,404	Sonus Networks, Inc. (a)(b)	5,378
2,586	Sycamore Networks, Inc. (a)	6,956
1,694	Tekelec (a)	22,598
1,357	ViaSat, Inc. (a)	32,677
		415,607
	Computers & Peripherals - 0.93%
4,798	Emulex Corp. (a)	33,490
2,651	Intermec, Inc. (a)	35,205
2,105	Novatel Wireless, Inc. (a)	9,767
7,708	Palm, Inc. (a)(b)	23,664
1,711	Super Micro Computer, Inc. (a)	10,831
		112,957
	Construction & Engineering - 0.68%
2,399	Great Lakes Dredge & Dock Corp.	9,956
3,943	MasTec, Inc. (a)	45,660
1,660	Orion Marine Group, Inc. (a)(b)	16,035
292	Texas Industries, Inc.	10,074
		81,725
	Consumer Finance - 0.36%
597	Cash America International, Inc.	16,328
910	Dollar Financial Corp. (a)(b)	9,373
449	EZCORP, Inc. (a)	6,829
559	First Cash Financial Services, Inc. (a)(b)	10,655
		43,185
	Diversified Consumer Services - 0.47%
599	Lincoln Educational Services Corp. (a)	7,937
1,139	Steiner Leisure Ltd. (a)	33,623
907	Universal Technical Institute, Inc. (a)(b)	15,573
		57,133
	Diversified Financial Services - 0.24%
1,518	Assured Guaranty Ltd.	17,305
1,386	MarketAxess Holdings Inc. (a)(b)	11,310
		28,615
	Diversified Telecommunication Services - 1.34%
1,312	Cbeyond Communications, Inc. (a)	20,966
4,518	Global Crossing Ltd. (a)	35,873
743	Neustar, Inc. (a)(b)	14,214
552	NTELOS Holdings Corp.	13,612
15,522	PAETEC Holding Corp. (a)	22,352
1,296	Premiere Global Services, Inc. (a)	11,158
465	Shenandoah Telecommunications Co. (b)	13,043
3,604	tw telecom inc. (a)(b)	30,526
		161,744
	Electric Utilities - 0.48%
291	ITC Holdings Corp. (b)	12,711
1,923	Otter Tail Corp.	44,863
		57,574
	Electrical Equipment - 2.79%
229	AZZ, Inc. (a)	5,748
1,285	Baldor Electric Co.	22,937
4,736	C&D Technologies, Inc. (a)(b)	14,824
5,373	EnerSys (a)	59,103
94	First Solar, Inc. (a)	12,968
436	Franklin Electric Co., Inc.	12,256
6,167	GrafTech International Ltd. (a)	51,309
292	II-VI, Inc. (a)	5,574
596	LaBarge, Inc. (a)	8,553
445	Ormat Technologies, Inc.	14,182
4,228	Polypore International, Inc. (a)	31,964
581	Powell Industries, Inc. (a)	16,861
891	Regal-Beloit Corp.	33,849
2,936	Vicor Corp.	19,407
1,243	Woodward Governor Co.	28,614
		338,149
	Electronic Equipment & Instruments - 3.30%
2,380	Checkpoint Systems, Inc. (a)	23,419
1,176	Cogent, Inc. (a)	15,958
1,207	Cognex Corp.	17,864
971	Daktronics, Inc. (b)	9,088
1,123	Dolby Laboratories, Inc. (a)	36,789
986	Electro Rent Corp.	11,004
2,183	Electro Scientific Industries, Inc. (a)	14,822
1,073	FLIR Systems, Inc. (a)(b)	32,920
1,179	L-1 Identity Solutions, Inc. (a)	7,946
2,231	Littelfuse, Inc. (a)	37,035
529	MTS Systems Corp.	14,092
1,200	Multi-Fineline Electronix, Inc. (a)	14,028
319	National Instruments Corp.	7,771
1,727	Newport Corp. (a)	11,709
379	Rofin-Sinar Technologies, Inc. (a)(b)	7,800
367	Rogers Corp. (a)(b)	10,192
2,004	Scansource, Inc. (a)	38,617
248	SunPower Corp. (a)	9,176
1,224	Trimble Navigation Ltd. (a)(b)	26,451
3,467	TTM Technologies, Inc. (a)	18,063
1,111	Veeco Instruments, Inc. (a)	7,044
1,380	Zebra Technologies Corp. (a)(b)	27,959
		399,747
	Energy Equipment & Services - 2.93%
1,483	Allis Chalmers Energy, Inc. (a)	8,156
1,016	Atwood Oceanics, Inc. (a)	15,524
1,193	Basic Energy Services, Inc. (a)	15,557
954	Bristow Group, Inc. (a)(b)	25,558
1,938	Cal Dive International, Inc. (a)	12,616
154	CARBO Ceramics, Inc.	5,472
1,218	Dril-Quip, Inc. (a)	24,981
429	Gulf Island Fabrication, Inc.	6,182
697	GulfMark Offshore, Inc. (a)	16,582
287	Helmerich & Payne, Inc. (b)	6,529
1,106	Hornbeck Offshore Services, Inc. (a)	18,072
5,480	ION Geophysical Corp. (a)	18,796
544	Lufkin Industries, Inc.	18,768
1,875	Matrix Service Co. (a)	14,381
1,309	NATCO Group, Inc. (a)	19,871
4,044	Newpark Resources, Inc. (a)	14,963
6,627	Parker Drilling Co. (a)	19,218
1,060	PHI, Inc. (a)	14,851
1,637	Pioneer Drilling Co. (a)	9,118
1,166	RPC, Inc.	11,380
479	Superior Well Services, Inc. (a)	4,790
5,563	Tetra Technologies, Inc. (a)	27,036
1,393	Union Drilling, Inc. (a)	7,230
2,280	Willbros Group, Inc. (a)	19,312
		354,943
	Food & Staples Retailing - 0.33%
143	Arden Group, Inc.	18,018
1,082	PriceSmart, Inc.	22,354
		40,372
	Food Products - 1.20%
308	Cal-Maine Foods, Inc. (b)	8,840
3,002	Darling International, Inc. (a)	16,481
295	Farmer Bros Co.	7,357
1,077	The Hain Celestial Group, Inc. (a)	20,560
377	J&J Snack Foods Corp.	13,527
525	Ralcorp Holdings, Inc. (a)	30,660
1,858	Tootsie Roll Industries, Inc. (b)	47,583
		145,008
	Health Care Equipment & Supplies - 4.29%
1,953	Advanced Medical Optics, Inc. (a)(b)	12,909
1,554	Align Technology, Inc. (a)	13,597
1,192	American Medical Systems Holdings, Inc. (a)(b)	10,716
761	Analogic Corp. (b)	20,760
1,691	Arthrocare Corp. (a)(b)	8,066
1,723	CONMED Corp. (a)	41,249
278	Datascope Corp.	14,523
388	Gen-Probe, Inc. (a)	16,622
400	Greatbatch, Inc. (a)	10,584
405	Haemonetics Corporation (a)	22,883
1,668	Hologic, Inc. (a)	21,801
672	IDEXX Laboratories, Inc. (a)(b)	24,246
548	Immucor, Inc. (a)(b)	14,566
275	Integra LifeSciences Holdings Corp. (a)(b)	9,782
133	Intuitive Surgical, Inc. (a)(b)	16,890
403	Masimo Corp. (a)	12,021
575	Matthews International Corp. (b)	21,091
1,780	Mentor Corp.	55,055
426	Meridian Bioscience, Inc.	10,850
1,725	ResMed, Inc. (a)	64,653
2,440	Sirona Dental Systems, Inc. (a)	25,620
393	Thoratec Corp. (a)(b)	12,769
3,306	Tomotherapy, Inc. (a)(b)	7,868
565	West Pharmaceutical Services, Inc.	21,340
556	Wright Medical Group, Inc. (a)(b)	11,359
900	Zoll Medical Corp. (a)	17,001
		518,821
	Health Care Providers & Services - 3.86%
353	Amedisys, Inc. (a)	14,593
5,522	AMN Healthcare Services, Inc. (a)	46,716
587	AmSurg Corp. (a)	13,700
1,784	Catalyst Health Solutions Inc Com (a)	43,440
466	Chemed Corp.	18,533
315	Corvel Corp. (a)	6,924
998	eResearch Technology, Inc. (a)	6,617
924	Gentiva Health Services, Inc. (a)	27,036
935	Healthways, Inc. (a)	10,734
1,589	inVentiv Health, Inc. (a)	18,337
159	Landauer, Inc.	11,655
566	MWI Veterinary Supply, Inc. (a)(b)	15,259
262	National Healthcare Corp.	13,268
1,157	Pediatrix Medical Group, Inc. (a)	36,677
2,073	PSS World Medical, Inc. (a)(b)	39,014
613	Psychiatric Solutions, Inc. (a)(b)	17,072
1,030	Sun Healthcare Group, Inc. (a)	9,115
33,210	Sunrise Senior Living, Inc. (a)(b)	55,793
2,494	VCA Antech, Inc. (a)(b)	49,581
547	WebMD Health Corp. (a)(b)	12,904
		466,968
	Health Care Technology - 0.36%
507	Eclipsys Corp. (a)	7,195
2,333	HLTH Corporation (a)	24,403
949	Omnicell, Inc. (a)	11,587
		43,185
	Hotels, Restaurants & Leisure - 4.18%
738	Bally Technologies, Inc. (a)	17,734
1,209	BJ's Restaurants, Inc. (a)(b)	13,021
418	Buffalo Wild Wings, Inc. (a)(b)	10,722
5,336	The Cheesecake Factory (a)	53,894
868	Chipotle Mexican Grill, Inc. (a)	53,799
953	Choice Hotels International, Inc. (b)	28,647
2,938	Einstein Noah Rest Group, Inc. (a)	16,893
3,949	Gaylord Entertainment Co. (a)(b)	42,807
1,530	International Speedway Corp.	43,957
3,494	Krispy Kreme Doughnuts, Inc. (a)(b)	5,870
1,269	Life Time Fitness, Inc. (a)(b)	16,433
1,541	Monarch Casino & Resort, Inc. (a)	17,953
699	Orient-Express Hotels Ltd.	5,354
482	Panera Bread Co. (a)(b)	25,180
1,322	Papa John's International, Inc. (a)	24,364
733	PF Chang's China Bistro, Inc. (a)	15,349
1,645	Scientific Games Corp. (a)	28,853
1,029	Sonic Corp. (a)	12,523
1,837	Texas Roadhouse, Inc. (a)	14,237
1,642	Vail Resorts, Inc. (a)(b)	43,677
534	WMS Industries, Inc. (a)(b)	14,365
		505,632
	Household Durables - 0.66%
4,081	Blount International, Inc. (a)	38,688
5,353	Interface, Inc.	24,838
1,018	Universal Electronics, Inc. (a)	16,512
		80,038
	Household Products - 0.32%
1,353	WD-40 Co.	38,276
	Industrial Conglomerates - 0.19%
594	Raven Industries, Inc.	14,315
460	Walter Industries, Inc.	8,055
		22,370
	Insurance - 1.39%
289	American Physicians Capital, Inc.	13,901
873	Amerisafe, Inc. (a)	17,923
1,751	Amtrust Financial Services, Inc.	20,311
1,179	Employers Holdings, Inc.	19,453
358	Enstar Group Limited (a)(b)	21,172
1,030	Greenlight Capital Re, Ltd. (a)	13,380
553	National Interstate Corp.	9,882
660	Navigators Group, Inc. (a)	36,241
582	Tower Group, Inc.	16,418
		168,681
	Internet & Catalog Retail - 0.99%
199	Blue Nile, Inc. (a)(b)	4,874
7,850	Coldwater Creek, Inc. (a)	22,372
2,022	Gaiam, Inc. (a)	9,342
928	GSI Commerce, Inc. (a)	9,763
624	NutriSystem Inc. (b)	9,104
613	Priceline.com, Inc. (a)(b)	45,147
1,041	Shutterfly, Inc. (a)	7,277
630	VistaPrint Limited (a)	11,724
		119,603
	Internet Software & Services - 1.57%
1,420	Akamai Technologies, Inc. (a)	21,428
2,656	Ariba, Inc. (a)	19,150
758	AsiaInfo Holdings, Inc. (a)	8,975
520	DealerTrack Holdings, Inc. (a)	6,183
1,718	Dice Holdings, Inc. (a)	7,009
1,344	Digital River, Inc. (a)	33,331
115	Equinix, Inc. (a)(b)	6,117
509	Interwoven, Inc. (a)	6,413
1,133	j2 Global Communications, Inc. (a)	22,705
4,017	RealNetworks, Inc. (a)	14,180
1,820	S1 Corp. (a)	14,360
1,062	SAVVIS, Inc. (a)(b)	7,317
137	Sohu.com, Inc. (a)	6,486
1,369	Valueclick, Inc. (a)(b)	9,364
780	Vignette Corp. (a)	7,340
		190,358
	IT Services - 2.96%
1,486	CSG Systems International (a)	25,960
1,448	Euronet Worldwide, Inc. (a)(b)	16,811
1,040	ExlService Holdings, Inc. (a)	8,913
290	Forrester Research, Inc. (a)	8,181
993	Gartner, Inc. (a)	17,705
3,843	Genpact Limited (a)(b)	31,589
10,851	Global Cash Access Holdings, Inc. (a)	24,089
1,311	Global Payments, Inc.	42,988
4,327	Hackett Group, Inc. (a)	12,635
1,234	Heartland Payment Systems, Inc. (b)	21,595
3,062	iGATE Corp. (a)	19,934
244	Mantech International Corp. (a)	13,222
774	MAXIMUS, Inc.	27,175
1,881	Sapient Corp. (a)	8,352
2,718	SRA International, Inc. (a)	46,885
864	Syntel, Inc.	19,976
1,261	TNS, Inc. (a)	11,841
		357,851
	Leisure Equipment & Products - 0.05%
1,116	Marine Products Corp.	6,272
	Life Sciences Tools & Services - 0.89%
3,941	Bruker BioSciences Corp. (a)	15,922
621	Dionex Corp. (a)	27,852
3,128	Parexel International Corp. (a)	30,373
512	Techne Corp.	33,034
		107,181
	Machinery - 3.71%
1,184	Actuant Corp.	22,520
913	Altra Holdings, Inc. (a)	7,222
1,337	American Railcar Industries, Inc.	14,079
409	Ampco-Pittsburgh Corp.	8,875
607	Astec Industries, Inc. (a)	19,017
453	Badger Meter, Inc.	13,146
1,997	Barnes Group, Inc.	28,956
560	Bucyrus International, Inc.	10,371
2,276	Chart Industries, Inc. (a)	24,194
772	CIRCOR International, Inc. (b)	21,230
944	Clarcor, Inc. (b)	31,322
2,204	Colfax Corp. (a)(b)	22,900
467	ESCO Technologies, Inc. (a)	19,124
333	The Gorman-Rupp Co.	10,363
965	Kaydon Corp.	33,148
85	K-Tron International, Inc. (a)(b)	6,792
444	L.B. Foster Co. (a)(b)	13,888
611	Nordson Corp. (b)	19,729
305	RBC Bearings Inc. (a)(b)	6,185
1,083	Robbins & Myers, Inc.	17,512
438	Sun Hydraulics, Inc.	8,252
1,928	Titan International, Inc.	15,906
1,123	Twin Disc, Inc.	7,737
482	Valmont Industries, Inc. (b)	29,576
919	Westinghouse Air Brake Technologies Corp.	36,530
		448,574
	Marine - 0.79%
3,262	Eagle Bulk Shipping, Inc. (b)	22,247
1,640	Genco Shipping & Trading Ltd. (b)	24,272
1,225	Kirby Corp. (a)	33,516
972	TBS International Limited (a)	9,749
1,675	Ultrapetrol Bahamas Ltd. (a)	5,343
		95,127
	Media - 1.44%
1,041	Arbitron, Inc.	13,824
1,708	CKX, Inc. (a)	6,268
5,959	CTC Media, Inc. (a)(b)	28,603
1,473	DreamWorks Animation SKG, Inc. (a)	37,208
223	Fisher Communications, Inc.	4,603
2,745	Global Sources Ltd. (a)	14,960
734	Marvel Entertainment, Inc. (a)	22,571
373	Morningstar, Inc. (a)(b)	13,242
2,996	World Wrestling Entertainment, Inc.	33,196
		174,475
	Metals & Mining - 1.80%
524	AMCOL International Corp.	10,978
448	Compass Minerals International, Inc. (b)	26,280
653	Haynes International, Inc. (a)	16,077
6,473	Hecla Mining Co. (a)	18,124
314	Northwest Pipe Co. (a)	13,380
840	Olympic Steel, Inc.	17,111
1,306	RTI International Metals, Inc. (a)	18,689
993	Schnitzer Steel Industries, Inc.	37,386
6,175	Stillwater Mining Co. (a)(b)	30,504
3,291	Titanium Metals Corp. (b)	28,994
		217,523
	Oil & Gas - 4.31%
2,978	Alpha Natural Resources, Inc. (a)	48,214
206	Apco Argentina Inc.	5,486
806	Atlas America, Inc.	11,969
2,420	ATP Oil & Gas Corp. (a)	14,157
1,159	Barrett Bill Corp. (a)(b)	24,490
3,255	Berry Petroleum Co.	24,608
4,050	Brigham Exploration Co. (a)	12,960
370	Clayton Williams Energy, Inc. (a)	16,813
1,058	CNX Gas Corp. (a)	28,883
717	Comstock Resources, Inc. (a)(b)	33,878
1,214	Concho Resources, Inc. (a)	27,704
1,570	Continental Resources, Inc. (a)	32,515
7,162	Crosstex Energy, Inc.	27,932
1,820	EXCO Resources, Inc. (a)	16,489
765	General Maritime Corp. (a)(b)	8,262
1,456	Golar LNG Ltd.	9,843
6,328	International Coal Group, Inc. (a)(b)	14,554
799	Penn Virginia Corp.	20,758
934	Petroleum Development Corp. (a)	22,481
3,992	PetroQuest Energy, Inc. (a)	26,986
4,440	Quicksilver Resources, Inc. (a)(b)	24,731
4,428	Rosetta Resources, Inc. (a)	31,350
536	Teekay Tankers Ltd. (b)	6,807
1,903	Vaalco Energy, Inc. (a)	14,158
5,878	Venoco, Inc. (a)	15,929
		521,957
	Personal Products - 0.49%
5,913	Bare Escentuals, Inc. (a)(b)	30,925
90	Chattem, Inc. (a)(b)	6,438
1,356	Inter Parfums, Inc.	10,414
340	USANA Health Sciences, Inc. (a)	11,641
		59,418
	Pharmaceuticals - 1.12%
1,415	American Oriental Bioengineering, Inc. (a)	9,608
2,340	KV Pharmaceutical Co. (a)	6,739
617	Medicines Co. (a)	9,089
526	Medicis Pharmaceutical (b)	7,311
790	Perrigo Co.	25,525
1,545	Salix Pharmaceuticals, Ltd. (a)	13,642
1,049	Sepracor, Inc. (a)(b)	11,518
2,290	Valeant Pharmaceuticals International (a)(b)	52,441
		135,873
	Real Estate - 0.24%
2,264	Forestar Real Estate Group Inc. (a)(b)	21,553
6,047	Grubb & Ellis Co.	7,499
		29,052
	Road & Rail - 0.82%
1,047	Genesee & Wyoming, Inc. (a)	31,934
1,212	Knight Transportation, Inc.	19,537
1,277	Old Dominion Freight Line (a)	36,343
775	Universal Truckload Services, Inc. (a)	10,974
		98,788
	Semiconductor & Semiconductor Equipment - 4.67%
1,547	Advanced Energy Industries, Inc. (a)	15,393
604	Atheros Communications, Inc. (a)(b)	8,643
2,563	ATMI, Inc. (a)	39,547
26,865	Axcelis Technologies, Inc. (a)	13,701
1,082	Cabot Microelectronics Corp. (a)	28,208
1,948	Cohu, Inc. (b)	23,668
712	Cree, Inc. (a)(b)	11,299
834	Cymer, Inc. (a)	18,273
2,259	Diodes, Inc. (a)(b)	13,689
1,581	FEI Co. (a)(b)	29,818
220	Hittite Microwave Corp. (a)	6,481
1,618	IXYS Corp.	13,365
14,971	Kulicke & Soffa Industries, Inc. (a)	25,451
3,216	Micrel, Inc.	23,509
1,238	Microsemi Corp. (a)	15,648
1,946	MKS Instruments, Inc. (a)	28,781
15,546	ON Semiconductor Corp. (a)(b)	52,856
1,102	Pericom Semiconductor Corp. (a)	6,039
2,973	PMC-Sierra, Inc. (a)(b)	14,449
518	Power Integrations, Inc. (a)	10,298
1,377	Semtech Corp. (a)(b)	15,519
2,026	Silicon Image, Inc. (a)	8,509
952	Silicon Laboratories, Inc. (a)	23,591
6,591	Skyworks Solutions, Inc. (a)(b)	36,514
835	Standard Microsystems Corp. (a)	13,644
9,018	TriQuint Semiconductor, Inc. (a)	31,022
2,081	Varian Semiconductor Equipment Associates, Inc. (a)(b)	37,708
		565,623
	Software - 5.27%
805	ACI Worldwide, Inc. (a)	12,799
4,162	Actuate Corp. (a)	12,320
516	Advent Software, Inc. (a)(b)	10,305
934	ANSYS, Inc. (a)	26,049
668	Blackbaud, Inc.	9,018
395	Blackboard, Inc. (a)	10,361
670	CommVault Systems, Inc. (a)	8,985
307	Concur Technologies, Inc. (a)	10,076
1,219	Epicor Software Corp. (a)(b)	5,851
663	EPIQ Systems, Inc. (a)	11,079
443	Factset Research Systems, Inc. (b)	19,598
1,283	I2 Technologies, Inc. (a)(b)	8,198
2,218	Informatica Corp. (a)	30,453
2,022	Jack Henry & Associates, Inc.	39,247
1,232	JDA Software Group, Inc. (a)	16,176
7,748	Lawson Software, Inc. (a)(b)	36,726
1,344	Macrovision Solutions Corp. (a)	17,002
959	Manhattan Associates, Inc. (a)	15,162
2,781	Mentor Graphics Corp. (a)	14,378
218	MicroStrategy, Inc. (a)	8,094
2,717	MSC Software Corp. (a)	18,150
704	Net 1 UEPS Technologies, Inc. (a)	9,645
718	Nuance Communications, Inc. (a)(b)	7,438
1,985	Parametric Technology Corp. (a)	25,110
678	Phase Forward, Inc. (a)(b)	8,489
1,267	Progress Software Corp. (a)	24,402
3,739	QAD, Inc.	15,666
236	Quality Systems, Inc. (b)	10,294
3,906	Red Hat, Inc. (a)(b)	51,637
864	Renaissance Learning, Inc.	7,767
764	salesforce.com, inc. (a)	24,456
399	Solera Holdings, Inc. (a)(b)	9,616
1,058	SPSS Inc. (a)	28,524
2,111	Take-Two Interactive Software, Inc.	15,959
8,138	Tibco Software, Inc. (a)	42,236
753	Tyler Technologies, Inc. (a)	9,021
838	Wind River Systems, Inc. (a)(b)	7,567
		637,854
	Specialty Retail - 2.55%
2,361	bebe stores, inc.	17,637
1,275	The Buckle, Inc.	27,821
642	Citi Trends, Inc. (a)	9,450
958	Guess?, Inc.	14,705
1,035	Gymboree Corp. (a)	27,003
1,103	Hibbett Sports, Inc. (a)(b)	17,328
2,892	J.Crew Group, Inc. (a)(b)	35,282
1,171	Jos. A. Bank Clothiers, Inc. (a)	30,622
903	Lumber Liquidators, Inc. (a)	9,536
1,049	Maidenform Brands, Inc. (a)	10,647
354	Monro Muffler, Inc.	9,027
7,225	Sally Beauty Holdings, Inc. (a)(b)	41,110
1,584	Ulta Salon, Cosmetics & Fragrance, Inc. (a)	13,116
893	Weight Watchers International, Inc.	26,272
6,292	The Wet Seal, Inc. (a)(b)	18,687
		308,243
	Textiles, Apparel & Luxury Goods - 1.06%
4,063	Crocs, Inc. (a)(b)	5,038
107	Deckers Outdoor Corp. (a)	8,546
483	Under Armour, Inc. (a)(b)	11,515
1,194	UniFirst Corp.	35,450
1,067	Volcom, Inc. (a)	11,630
425	Weyco Group, Inc. (b)	14,046
2,021	Wolverine World Wide, Inc.	42,522
		128,747
	Thrifts & Mortgage Finance - 1.32%
601	Capitol Federal Financial	27,406
1,920	Dime Community Bancshares	25,536
553	Flushing Financial Corp.	6,614
1,305	Kearny Financial Corp.	16,704
2,180	NewAlliance Bancshares, Inc.	28,711
923	Northwest Bancorp, Inc.	19,734
1,132	Oritani Financial Corp. (a)	19,074
738	Provident New York Bancorp	9,151
467	United Financial Bancorp, Inc.	7,070
		160,000
	Trading Companies & Distributors - 0.81%
590	Houston Wire & Cable Co.	5,493
1,835	Textainer Group Holdings Ltd.	19,451
463	TransDigm Group Inc. (a)	15,543
1,487	Watsco, Inc. (b)	57,101
		97,588
	Water Utilities - 0.42%
974	American States Water Co.	32,122
300	Connecticut Water Service, Inc.	7,083
406	SJW Corp. (b)	12,156
		51,361
	Wireless Telecommunication Services - 0.80%
6,802	Centennial Communications Corp. (a)	54,824
3,199	iPCS, Inc. (a)	21,945
444	SBA Communications Corp. (a)	7,246
1,105	Syniverse Holdings, Inc. (a)	13,194
		97,209
	TOTAL COMMON STOCKS (Cost $14,592,000)	11,114,302
	REAL ESTATE INVESTMENT TRUSTS - 2.77%
	Real Estate Investment Trusts - 2.77%
44	Alexander's, Inc.	11,216
2,551	BioMed Realty Trust, Inc.	29,898
367	Corporate Office Properties Trust	11,267
212	Digital Realty Trust, Inc.	6,964
306	EastGroup Properties, Inc.	10,887
593	Equity Lifestyle Properties, Inc.	22,747
639	Extra Space Storage, Inc.	6,594
2,250	Inland Real Estate Corp.	29,205
1,027	Kilroy Realty Corp. (b)	34,363
877	LTC Properties, Inc.	17,786
2,019	MFA Mortgage Investments, Inc.	11,892
701	Mid-America Apartment Communities, Inc.	26,049
1,355	Omega Healthcare Investors, Inc.	21,639
406	PS Business Parks, Inc.	18,132
457	Saul Centers, Inc.	18,052
543	Tanger Factory Outlet Centers, Inc. (b)	20,428
630	Taubman Centers, Inc. (b)	16,040
269	Universal Health Realty Income Trust	8,853
457	Washington Real Estate Investment Trust	12,933
		334,945
	TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $406,802)	334,945
	SHORT TERM INVESTMENTS - 2.70%
	Short-Term Investments - 2.70%
326,669	Federated Prime Obligations Fund	326,669
	TOTAL SHORT TERM INVESTMENTS (Cost $326,669)	326,669
	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 20.49%
	Money Market Funds - 20.49%
2,561,960	Mount Vernon Prime Portfolio	2,479,762

	Total Mutual Funds (Cost $2,561,960)	2,479,762

	Total Investments Purchased as Securities Lending Collateral (Cost $2,561,960)	2,479,762

	Total Investments (Cost $17,887,431) - 117.81%	14,255,678
	Liabilities in Excess of Other Assets - (17.81)%	(2,155,151)
	TOTAL NET ASSETS - 100.00%	$12,100,527

Percentages are stated as a percent of net assets.
(a)	Non-income producing.
(b)	All or a portion of this security is on loan.

	The cost basis of investments for federal income tax purposes at December 31, 2008 was as follows*:

	Cost of investments	$17,887,431
	Gross unrealized appreciation	309,741
	Gross unrealized depreciation	(3,941,494)
	Net unrealized appreciation	($3,631,753)

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the
	previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section
	in the Fund's most recent semi-annual or annual report.

AssetMark Enhanced Fundamental Index Small Company Growth Fund
Schedule of Open Futures Contracts
December 31, 2008
(Unaudited)

	Description	Number of Contracts Purchased	Notional Value	Settlement Month	Unrealized Appreciation (Depreciation)
	Russell 2000 Mini Futures	8	370,960	Mar-09	$ 18,086

FAS 157 - Summary of Fair Value Exposure at December 31, 2008

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  For example, money market securities are valued using amortized cost, in accordance with the Investment Company Act of 1940.  Generally, amortized cost reflects the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Fund's net assets as of December 31, 2008:

Description	Investments in Securities	Other Financial Instruments
Level 1 - Quoted prices	$ 14,255,678	$ 18,086
Level 2 - Other significant observable inputs	—	—
Level 3 - Significant unobservable inputs	—	—
Total	$ 14,255,678	$ 18,086

AssetMark Enhanced Fundamental Index Small Company Value Fund
Schedule of Investments
December 31, 2008
(Unaudited)

Shares		Value
	COMMON STOCKS - 89.34%
	Aerospace & Defense - 1.25%
894	AAR Corp. (a)(b)	$16,458
331	Ducommun, Inc.	5,528
2,133	DynCorp International, Inc. (a)	32,358
363	Hawk Corp. (a)	6,026
285	Herley Industries, Inc. (a)	3,500
937	Kaman Corp.	16,988
227	Triumph Group, Inc. (b)	9,638
		90,496
	Air Freight & Logistics - 0.60%
52,254	Air Transport Services Group, Inc. (a)	9,406
2,175	Pacer International, Inc.	22,685
1,875	Park-Ohio Holdings Corp. (a)	11,569
		43,660
	Airlines - 0.47%
4,106	AirTran Holdings, Inc. (a)(b)	18,231
1,910	Pinnacle Airlines Corp. (a)	3,247
1,184	Republic Airways Holdings, Inc. (a)	12,633
		34,111
	Auto Components - 1.19%
18,443	Accuride Corp. (a)(b)	4,242
483	Dorman Products, Inc. (a)(b)	6,376
867	Drew Industries, Inc. (a)	10,404
56,325	Hayes Lemmerz International, Inc. (a)	25,346
4,831	Shiloh Industries, Inc.	14,493
2,273	Standard Motor Products, Inc.	7,865
1,645	Superior Industries International, Inc. (b)	17,305
		86,031
	Automobiles - 0.30%
9,484	Monaco Coach Corp.	4,837
2,840	Winnebago Industries, Inc.	17,125
		21,962
	Beverages - 0.20%
1,607	National Beverage Corp. (a)	14,463
	Building Products - 2.01%
710	American Woodmark Corp.	12,943
1,804	Apogee Enterprises, Inc.	18,690
4,045	Dayton Superior Corp. (a)	2,589
3,185	Griffon Corp. (a)	29,716
377	Insteel Industries, Inc.	4,256
1,089	NCI Building Systems, Inc. (a)	17,751
3,168	PGT, Inc. (a)	3,580
882	Simpson Manufacturing Co., Inc. (b)	24,484
1,175	Universal Forest Products, Inc.	31,619
		145,628
	Capital Markets - 1.35%
1,374	Blackrock Kelso Capital Corp. (b)	13,548
41	Capital Southwest Corp. (b)	4,435
584	Cowen Group, Inc. (a)	3,644
1,963	FBR Capital Markets Corp. (a)	9,540
2,065	HFF, Inc. (a)	5,059
6,631	National Financial Partners Corp.	20,158
551	Penson Worldwide, Inc. (a)(b)	4,199
480	Piper Jaffray Cos. (a)	19,085
564	Sanders Morris Harris Group, Inc.	3,378
378	SWS Group, Inc.	7,163
1,634	Thomas Weisel Partners Group, Inc. (a)(b)	7,712
		97,921
	Chemicals - 2.06%
18,805	Georgia Gulf Corp.	20,121
321	Hawkins, Inc.	4,908
3,022	Headwaters, Inc. (a)(b)	20,399
1,769	ICO, Inc. (a)	5,590
1,324	Innospec, Inc.	7,798
642	NL Industries	8,603
16,179	Omnova Solutions, Inc. (a)	10,516
510	Penford Corp.	5,161
914	Quaker Chemical Corp.	15,035
754	Sensient Technologies Corp.	18,006
2,887	Spartech Corp.	18,073
329	Stepan Co.	15,460
		149,670
	Commercial Banks - 11.62%
3,410	AMCORE Financial, Inc.	12,344
317	American National Bankshares, Inc.	5,389
415	Ameris Bancorp	4,918
263	Ames Natl Corp.	6,980
152	Arrow Financial Corp.	3,821
328	Atlantic Southern Financial Group, Inc.	1,794
1,110	Banco Latinoamericano de Exportaciones, S.A.	15,940
150	Bancorp Rhode Island, Inc.	3,180
460	BancTrust Financial Group, Inc.	6,790
756	Banner Corp. (b)	7,114
935	Boston Private Financial Holdings, Inc.	6,395
699	Cadence Financial Corp.	3,257
492	Capital City Bank Group, Inc. (b)	13,402
768	Capitol Bancorp Ltd. (b)	5,990
555	Cascade Bancorp (b)	3,746
621	Center Bancorp, Inc.	5,080
1,776	Central Pacific Financial Corp.	17,831
674	Chemical Financial Corp.	18,791
426	Columbia Banking System, Inc.	5,082
486	Community Bank System, Inc.	11,854
393	Community Trust Bancorp, Inc.	14,443
1,366	East West Bancorp, Inc.	21,815
563	Eastern Virginia Bankshares, Inc.	4,960
1,952	F.N.B. Corp. (b)	25,766
177	Farmers Capital Bank Corp.	4,322
448	Financial Institutions, Inc.	6,429
330	First Bancorp	6,056
540	First Citizens Banc Corp.	3,262
2,140	First Commonwealth Financial Corp. (b)	26,493
210	First Community Bancshares, Inc.	7,323
1,609	First Financial Bancorp	19,936
682	First M & F Corp.	5,490
775	First Merchants Corp.	17,213
5,491	First State Bancorp.	9,060
301	First United Corp.	4,057
5,359	Frontier Financial Corp. (b)	23,365
386	German American Bancorp	4,397
438	Great Southern Bancorp, Inc.	5,011
603	Greene County Bancshares, Inc.	8,165
4,251	Guaranty Bancorp (a)	8,502
4,556	Hanmi Financial Corp.	9,385
568	Harleysville National Corp.	8,202
183	Hawthorn Bancshares, Inc.	3,155
271	Heartland Financial USA, Inc.	5,580
3,538	Independent Bank Corporation	7,642
5,868	Integra Bank Corp.	8,039
5,365	Irwin Financial Corp.	6,921
934	Lakeland Bancorp, Inc. (b)	10,517
645	Macatawa Bank Corp.	2,238
286	MainSource Financial Group, Inc.	4,433
441	MB Financial Corp.	12,326
1,011	MBT Financial Corp.	3,073
1,440	Mercantile Bank Corp.	6,192
1,910	Midwest Banc Holdings, Inc. (b)	2,674
699	Nara Bancorp, Inc.	6,871
204	National Bankshares, Inc.	3,964
494	NBT Bancorp, Inc. (b)	13,812
1,215	Newbridge Bancorp	2,892
303	Old Point Financial Corp.	5,796
729	Old Second Bancorp, Inc. (b)	8,456
277	Oriental Financial Group	1,676
1,376	Pacific Capital Bancorp (b)	23,227
235	Peoples Bancorp Inc.	4,496
381	Porter Bancorp, Inc.	5,852
1,032	Preferred Bank Los Angeles	6,192
1,743	Provident Bankshares Corp.	16,837
469	Renasant Corp.	7,987
613	Royal Bancshares of Pennsylvania	2,041
702	Sandy Spring Bancorp, Inc. (b)	15,325
1,658	Santander BanCorp	20,708
665	Seacoast Banking Corp of Florida (b)	4,389
2,318	Security Bank Corp.	2,480
2,075	Security National Financial Corp. (a)	3,611
408	Southwest Bancorp, Inc.	5,288
674	Sterling Bancorp	9,456
1,443	Sun Bancorp, Inc. (a)	10,808
1,092	Taylor Capital Group, Inc.	6,388
298	TriCo Bancshares	7,441
3,726	UCBH Holdings, Inc. (b)	25,635
1,243	Umpqua Holdings Corp.	17,986
368	Union Bankshares Corp.	9,126
224	Union Bankshares, Inc.	3,741
1,159	United Community Banks, Inc. (b)	15,737
284	Univest Corporation of Pennsylvania	9,128
461	Washington Trust Bancorp, Inc.	9,105
917	WesBanco, Inc.	24,952
413	West Bancorporation, Inc.	5,059
677	West Coast Bancorp	4,461
1,673	Western Alliance Bancorp (a)(b)	16,881
407	Wilshire Bancorp, Inc.	3,696
1,241	Wintrust Financial Corp.	25,527
		843,167
	Commercial Services & Supplies - 4.59%
89	AMREP Corp. (a)	2,784
369	Barrett Business Services, Inc.	4,022
2,415	Bowne & Co, Inc.	14,200
4,096	Casella Waste Systems, Inc. (a)	16,712
3,365	Cenveo, Inc. (a)	14,974
2,671	Comfort Systems USA, Inc.	28,473
973	CompX International, Inc.	5,137
2,405	COMSYS IT Partners, Inc. (a)	5,387
1,109	Consolidated Graphics, Inc. (a)	25,108
462	CPI Corp.	1,617
989	Diamond Mgt. & Technology Consultants, Inc.	4,164
681	Ennis, Inc.	8,247
1,543	Franklin Covey Co. (a)	9,335
639	G&K Services, Inc.	12,921
4,638	Hudson Highland Group, Inc. (a)	15,537
209	ICF International, Inc. (a)(b)	5,135
3,597	ICT Group, Inc. (a)	16,474
571	Jackson Hewitt Tax Service, Inc.	8,959
1,416	Kforce, Inc. (a)	10,875
2,030	Knoll, Inc.	18,311
2,596	LECG Corp. (a)	17,419
950	Mac-Gray Corp. (a)	6,175
715	Nashua Corp. (a)	3,754
702	Protection One, Inc. (a)	3,355
3,421	RCM Technologies, Inc. (a)	3,695
524	Schawk, Inc.	6,005
500	School Specialty, Inc. (a)	9,560
10,365	Spherion Corp. (a)	22,907
2,356	The Standard Register Co.	21,039
918	Waste Services, Inc. (a)	6,040
1,816	WCA Waste Corp. (a)	4,558
		332,879
	Communications Equipment - 1.25%
1,191	Audiovox Corp. (a)	5,967
303	Bel Fuse, Inc.	6,424
953	Belden, Inc.	19,899
492	Black Box Corp.	12,851
1,092	Cogo Group, Inc. (a)	5,307
653	Harris Stratex Networks, Inc. (a)	3,369
1,632	Loral Space & Communications Ltd. (a)	23,713
808	Netgear, Inc. (a)(b)	9,219
1,078	Symmetricom, Inc. (a)	4,258
		91,007
	Computers & Peripherals - 1.24%
2,738	Avid Technology, Inc. (a)(b)	29,872
688	Electronics For Imaging, Inc. (a)	6,577
3,852	Hutchinson Technology, Inc. (a)	13,405
2,342	Imation Corp. (b)	31,781
22,612	Quantum Corp. (a)	8,140
		89,775
	Construction & Engineering - 0.98%
3,102	Dycom Industries, Inc. (a)	25,498
1,000	Insituform Technologies, Inc. (a)	19,690
701	Michael Baker Corp. (a)	25,874
		71,062
	Construction Materials - 0.46%
1,259	Eagle Materials, Inc. (b)	23,178
3,123	US Concrete, Inc. (a)	10,493
		33,671
	Consumer Finance - 0.53%
7,686	Advance America, Cash Advance Centers, Inc.	14,527
7,683	Advanta Corp.	16,057
531	Nelnet, Inc.	7,609
		38,193
	Containers & Packaging - 1.23%
558	AEP Industries, Inc. (a)	9,810
3,597	Bway Holding Company (a)	28,632
18,956	Caraustar Industries, Inc. (a)	8,720
1,665	Myers Industries, Inc.	13,320
841	Rock-Tenn Co.	28,745
		89,227
	Distributors - 0.57%
60,110	Building Material Holding Corp.	22,241
1,518	Prestige Brands Holdings, Inc. (a)	16,015
25,049	Source Interlink Companies, Inc. (a)(b)	3,331
		41,587
	Diversified Consumer Services - 0.39%
1,653	Carriage Services, Inc. (a)	3,323
5,465	Chinacast Education Corp. (a)	13,990
3,677	Stewart Enterprises, Inc. (b)	11,068
		28,381
	Diversified Financial Services - 0.42%
434	Asset Acceptance Capital Corp. (a)(b)	2,218
699	Compass Diversified Holdings	7,864
16,011	The First Marblehead Corp. (a)(b)	20,654
		30,736
	Diversified Telecommunication Services - 1.21%
1,896	Alaska Communications Systems Group, Inc.	17,784
908	Arbinet-thexchange, Inc.	1,362
1,019	Consolidated Communications Holdings, Inc.	12,106
937	D&E Communications, Inc.	6,278
1,318	Fairpoint Communications, Inc.	4,323
1,541	General Communication (a)	12,466
43,687	IDT Corp. (a)	17,475
867	Iowa Telecommunications Services, Inc.	12,381
293	SureWest Communications	3,346
		87,521
	Electric Utilities - 1.72%
395	Central Vermont Public Service Corp.	9,425
684	CH Energy Group, Inc.	35,151
9,376	Commerce Energy Group, Inc.	25
1,168	El Paso Electric Co. (a)	21,129
922	The Empire District Electric Co. (b)	16,227
423	MGE Energy, Inc.	13,959
576	UIL Holdings Corp.	17,297
574	Unitil Corp.	11,853
		125,066
	Electrical Equipment - 0.25%
1,135	Coleman Cable, Inc. (a)	5,141
431	Encore Wire Corp.	8,172
757	LSI Industries, Inc.	5,201
		18,514
	Electronic Equipment & Instruments - 1.87%
1,305	Agilysys, Inc.	5,598
907	Coherent, Inc. (a)	19,464
839	CPI International, Inc. (a)(b)	7,266
1,595	CTS Corp.	8,789
4,087	Gerber Scientific, Inc. (a)	20,885
767	GTSI Corp. (a)	4,602
6,446	Kemet Corp. (a)	1,740
1,102	LoJack Corp. (a)	4,540
8,953	Merix Corp. (a)	2,686
2,160	Methode Electronics, Inc.	14,558
4,534	NU Horizons Electronics Corp. (a)	7,799
678	Park Electrochemical Corp.	12,855
6,213	Smart Modular Technologies, Inc. (a)	9,568
523	Spectrum Control, Inc. (a)	3,211
1,079	Tessco Technologies, Inc. (a)	9,398
446	Zygo Corp. (a)	3,082
		136,041
	Energy Equipment & Services - 0.09%
608	Bronco Drilling Co, Inc. (a)	3,928
562	Trico Marine Service, Inc. (a)(b)	2,512
		6,440
	Food & Staples Retailing - 1.22%
542	Andersons, Inc.	8,932
753	Spartan Stores, Inc.	17,507
934	Susser Holdings Corp. (a)	12,413
2,506	United Natural Foods, Inc. (a)	44,657
84	Village Super Market, Inc.	4,821
		88,330
	Food Products - 1.67%
1,209	B&G Foods, Inc.	6,528
404	Diamond Foods, Inc.	8,140
1,385	Imperial Sugar Co.	19,861
790	Lancaster Colony Corp.	27,097
1,204	Lance, Inc. (b)	27,620
3,854	Reddy Ice Holdings, Inc.	5,550
378	Sanderson Farms, Inc.	13,064
390	TreeHouse Foods, Inc. (a)	10,624
499	Zapata Corp. (a)	3,009
		121,493
	Health Care Equipment & Supplies - 0.77%
4,604	Candela Corp. (a)	2,440
955	The Cooper Companies, Inc.	15,662
3,380	HealthTronics, Inc. (a)	7,605
1,226	Invacare Corp.	19,028
595	National Dentex Corp. (a)	2,707
547	Orthofix International NV (a)	8,385
		55,827
	Health Care Providers & Services - 3.04%
1,126	Alliance Imaging, Inc. (a)	8,974
748	America Service Group, Inc. (a)	8,003
11,781	BioScrip, Inc. (a)	26,154
2,080	Cross Country Healthcare, Inc. (a)	18,283
440	The Ensign Group, Inc.	7,365
13,526	Five Star Quality Care, Inc. (a)	20,695
541	Hanger Orthopedic Group, Inc. (a)(b)	7,850
1,508	HealthSpring, Inc. (a)	30,115
1,934	LCA-Vision, Inc. (b)	7,949
2,422	MedCath Corp. (a)	25,286
1,093	Odyssey HealthCare, Inc. (a)	10,110
901	PDI, Inc. (a)	3,613
620	RehabCare Group, Inc. (a)	9,399
1,660	Res-Care, Inc. (a)	24,933
3,316	Rural/Metro Corp. (a)	5,936
727	Skilled Healthcare Group, Inc. (a)	6,136
		220,801
	Hotels, Restaurants & Leisure - 4.92%
5,711	AFC Enterprises (a)	26,785
1,483	Ameristar Casinos, Inc.	12,813
5,558	Bluegreen Corp. (a)	17,396
1,162	Bob Evans Farms, Inc.	23,740
940	California Pizza Kitchen, Inc. (a)	10,077
913	CEC Entertainment, Inc. (a)	22,140
180	Churchill Downs, Inc.	7,276
2,587	CKE Restaurants, Inc.	22,455
9,875	Denny's Corp. (a)(b)	19,651
755	DineEquity, Inc.	8,728
190	Frisch's Restaurants, Inc.	3,581
5,353	Interstate Hotels & Resorts, Inc. (a)	3,694
1,733	Isle of Capri Casinos, Inc. (a)(b)	5,546
609	Landry's Restaurants, Inc.	7,064
1,077	Lodgian, Inc. (a)	2,294
2,303	Luby's, Inc. (a)	9,649
273	Marcus Corp.	4,431
939	McCormick & Schmick's Seafood Restaurants, Inc. (a)	3,775
1,195	Morton's Restaurant Group, Inc. (a)	3,418
4,886	O'Charleys, Inc.	9,772
2,605	Pinnacle Entertainment, Inc. (a)(b)	20,006
1,489	RC2 Corp. (a)	15,888
2,131	Red Lion Hotels Corp. (a)	5,072
863	Red Robin Gourmet Burgers, Inc. (a)(b)	14,524
8,605	Ruby Tuesday, Inc. (a)	13,424
1,460	Speedway Motorsports, Inc.	23,521
3,898	The Steak n Shake Co. (a)(b)	23,193
3,950	Town Sports International Holdings, Inc. (a)	12,600
27,074	Trump Entertainment Resorts, Inc. (a)(b)	4,613
		357,126
	Household Durables - 2.96%
361	Avatar Holdings, Inc. (a)	9,574
2,966	Blyth, Inc.	23,253
25,496	Champion Enterprises, Inc. (a)(b)	14,278
395	CSS Industries, Inc. (b)	7,007
22,809	DEI Holdings, Inc. (a)	9,124
1,280	Dixie Group, Inc. (a)	1,958
1,256	Helen of Troy Ltd. (a)	21,804
7,012	La-Z-Boy, Inc.	15,216
1,778	Libbey, Inc.	2,222
2,092	M/I Homes, Inc.	22,050
124	National Presto Industries, Inc.	9,548
1,618	Orleans Homebuilders, Inc. (b)	1,909
760	Palm Harbor Homes, Inc. (a)	3,785
4,276	Russ Berrie & Company, Inc. (a)	12,700
7,041	Sealy Corp.	17,673
345	Skyline Corp.	6,897
1,399	Stanley Furniture Co, Inc.	11,080
3,443	Tempur-Pedic International, Inc. (b)	24,411
		214,489
	Household Products - 0.82%
6,139	Central Garden & Pet Co. (a)	36,220
357	Oil-Dri Corporation of America	6,694
188,402	Spectrum Brands, Inc. (a)	16,956
		59,870
	Industrial Conglomerates - 0.51%
1,060	Standex International Corp.	21,030
876	Tredegar Corp.	15,926
		36,956
	Insurance - 4.12%
2,063	Affirmative Insurance Holdings, Inc.	2,991
4,352	American Equity Investment Life Holding Co. (b)	30,464
937	Baldwin & Lyons, Inc.	17,044
727	CastlePoint Holdings, Ltd.	9,858
724	Crawford & Co. (a)(b)	10,527
1,201	Donegal Group, Inc.	20,141
594	EMC Insurance Group, Inc.	15,236
4,210	First Acceptance Corp. (a)	12,209
587	First Mercury Financial Corp. (a)	8,371
991	Flagstone Reinsurance Holdings Ltd.	9,682
176	FPIC Insurance Group, Inc. (a)	7,705
1,009	Hallmark Financial Services, Inc. (a)	8,849
3,207	Horace Mann Educators Corp.	29,472
2,359	Independence Holding Co.	8,516
2,240	Meadowbrook Insurance Group, Inc.	14,426
489	NYMAGIC, Inc.	9,315
3,974	PMA Capital Corp. (a)	28,136
2,167	Presidential Life Corp.	21,432
940	Seabright Insurance Holdings, Inc. (a)	11,036
1,861	United America Indemnity, Ltd. (a)	23,839
		299,249
	Internet & Catalog Retail - 0.76%
2,833	1-800-FLOWERS.COM, Inc. (a)	10,822
1,045	Alloy, Inc. (a)	4,420
4,670	Orbitz Worldwide, Inc. (a)(b)	18,120
2,038	PC Mall, Inc. (a)	8,172
41,191	ValueVision Media, Inc. (a)(b)	13,593
		55,127
	Internet Software & Services - 0.50%
2,788	iBasis, Inc. (a)	3,931
918	InfoSpace, Inc.	6,931
4,153	United Online, Inc.	25,209
		36,071
	IT Services - 1.80%
2,002	Acxiom Corp.	16,236
4,760	Analysts International Corp. (a)	2,808
3,199	CIBER, Inc. (a)	15,387
3,287	Computer Task Group, Inc. (a)	10,584
4,392	Gevity HR, Inc.	6,632
2,014	infoGROUP, Inc.	9,546
4,193	Lionbridge Technologies (a)	5,241
6,076	ModusLink Global Solutions, Inc. (a)	17,560
2,438	Ness Technologies, Inc. (a)	10,435
917	StarTek, Inc. (a)	4,081
2,539	Wright Express Corp. (a)	31,992
		130,502
	Leisure Equipment & Products - 1.08%
658	Arctic Cat, Inc.	3,152
2,318	Callaway Golf Co.	21,534
1,143	Jakks Pacific, Inc. (a)(b)	23,580
5,088	MarineMax, Inc. (a)	17,249
1,168	Nautilus Group, Inc. (a)	2,581
331	Steinway Musical Instruments (a)	5,796
793	Sturm, Ruger & Company, Inc. (a)	4,734
		78,626
	Life Sciences Tools & Services - 0.05%
3,689	PharmaNet Development Group, Inc. (a)	3,357
	Machinery - 2.62%
305	Alamo Group, Inc.	4,560
1,216	Albany International Corp.	15,613
199	Cascade Corp.	5,942
841	Columbus McKinnon Corporation (a)	11,480
4,612	Commercial Vehicle Group, Inc. (a)	4,289
1,092	EnPro Industries, Inc. (a)	23,522
2,001	Federal Signal Corp. (b)	16,428
444	Freightcar America, Inc.	8,112
1,033	The Greenbrier Companies, Inc.	7,097
564	Hardinge, Inc.	2,284
399	Kadant, Inc. (a)	5,378
713	Lydall, Inc. (a)	4,100
1,099	Miller Industries, Inc. (a)	5,825
732	Tecumseh Products Co. (a)	7,012
809	Tennant Co.	12,459
801	Thermadyne Holdings Corp. (a)	5,503
17,008	Trimas Corp. (a)	23,471
3,932	Wabash National Corp.	17,694
14,042	Xerium Technologies, Inc.	9,268
		190,037
	Marine - 0.30%
2,621	American Commercial Lines, Inc. (a)(b)	12,843
2,517	Horizon Lines, Inc. (b)	8,784
		21,627
	Media - 5.35%
3,368	A. H. Belo Corp.	7,342
1,719	Beasley Broadcasting Group, Inc.	3,094
4,575	Carmike Cinemas, Inc.	16,699
258	Courier Corp.	4,618
13,604	Cumulus Media, Inc. (a)	33,874
12,106	Emmis Communications Corp. (a)	4,237
15,660	Entercom Communications Corp.	19,262
15,298	Entravision Communications Corp. (a)	23,865
20,494	Gray Television, Inc.	8,198
17,139	Harris Interactive, Inc. (a)	11,140
3,773	Harte-Hanks, Inc.	23,544
7,344	Journal Communications, Inc.	17,993
10,927	LIN TV Corp. (a)	11,910
16,851	Media General, Inc. (b)	29,489
7,281	Mediacom Communications Corp. (a)	31,308
17,872	Navarre Corp. (a)	7,149
9,669	Playboy Enterprises, Inc. (a)	20,885
4,298	PRIMEDIA Inc.	9,327
122,952	Radio One, Inc. (a)	28,279
1,528	RCN Corp. (a)	9,015
629	Saga Communications, Inc. (a)	1,038
14,114	Salem Communications Corp. (a)	10,586
8,713	Sinclair Broadcast Group, Inc.	27,010
131,062	Spanish Broadcasting System (a)	12,713
6,006	Valassis Communications, Inc. (a)	7,928
145,625	Westwood One, Inc. (a)	8,009
		388,512
	Metals & Mining - 0.92%
739	AM Castle & Co.	8,003
748	Brush Engineered Materials, Inc. (a)	9,515
15,408	Coeur d'Alene Mines Corp. (a)(b)	13,559
919	Gibraltar Industries, Inc.	10,973
2,297	Horsehead Holding Corp. (a)	10,796
319	Kaiser Aluminum Corp.	7,184
3,056	NN, Inc.	6,998
		67,028
	Multiline Retail - 1.02%
700	99 Cents Only Stores (a)	7,651
16,948	The Bon-Ton Stores, Inc. (b)	17,457
2,199	Conn's, Inc. (a)(b)	18,648
961	Fred's, Inc.	10,340
12,345	Tuesday Morning Corp. (a)	20,122
		74,218
	Oil & Gas - 1.20%
1,807	Adams Resources & Energy, Inc.	30,719
7,272	Aventine Renewable Energy (a)	4,727
2,072	Callon Petroleum Co. (a)	5,387
157	Chesapeake Utilities Corp.	4,942
5,483	Edge Petroleum Corp. (a)	872
5,273	Energy Partners Ltd. (a)	7,119
16,383	Energy XXI (Bermuda) Ltd.	12,943
558	Harvest Natural Resources, Inc. (a)	2,399
732	Knightsbridge Tankers Ltd.	10,724
4,820	Meridian Resource Corp. (a)	2,747
86,707	VeraSun Energy Corp. (a)	4,769
		87,348
	Paper & Forest Products - 0.88%
2,949	Buckeye Technologies, Inc. (a)	10,734
2,040	Mercer International, Inc. (a)(b)	3,917
691	Neenah Paper, Inc.	6,108
798	Schweitzer-Mauduit International, Inc.	15,976
2,374	Wausau Paper Corp. (b)	27,159
		63,894
	Personal Products - 0.38%
1,257	Elizabeth Arden, Inc. (a)	15,851
1,537	Mannatech, Inc. (b)	3,765
1,277	Schiff Nutrition International, Inc. (a)	7,624
		27,240
	Pharmaceuticals - 0.21%
1,115	Par Pharmaceutical Cos., Inc. (a)	14,952
	Real Estate - 0.34%
1,744	Hilltop Holdings, Inc. (a)(b)	16,987
219	United Capital Corp. (a)	3,973
774	U-Store-It Trust	3,444
		24,404
	Road & Rail - 0.98%
350	Celadon Group, Inc. (a)	2,986
2,149	Covenant Transport, Inc. (a)	4,319
1,106	Marten Transport Ltd. (a)	20,970
2,345	PAM Transportation Services (a)	16,415
2,741	Quality Distribution, Inc. (a)	8,223
1,195	Saia, Inc. (a)	12,978
355	USA Truck, Inc. (a)	4,895
		70,786
	Semiconductor & Semiconductor Equipment - 2.04%
4,998	Brooks Automation, Inc. (a)	29,038
11,415	Entegris, Inc. (a)	24,999
4,885	Mattson Technology, Inc. (a)	6,888
3,948	Omnivision Technologies, Inc. (a)	20,727
17,990	Photronics, Inc. (a)	35,080
5,124	RF Micro Devices, Inc. (a)	3,997
3,747	Silicon Storage Technology, Inc. (a)	8,581
3,257	SiRF Technology Holdings, Inc. (a)	4,169
1,737	Ultra Clean Holdings, Inc. (a)	3,491
1,375	White Electronic Designs Corp. (a)	5,033
833	Zoran Corp. (a)	5,689
		147,692
	Software - 0.32%
860	American Software Inc.	4,042
1,136	Fair Isaac Corp.	19,153
		23,195
	Specialty Retail - 4.86%
17,153	AC Moore Arts & Crafts, Inc. (a)	24,014
3,090	Big 5 Sporting Goods Corp.	16,099
1,748	Books-A-Million, Inc. (b)	4,457
2,018	Build-A-Bear Workshop, Inc. (a)	9,808
1,203	Cache, Inc. (a)	2,430
15,983	Casual Male Retail Group, Inc. (a)	8,311
723	Charlotte Russe Holding, Inc. (a)	4,692
3,010	Christopher & Banks Corp.	16,856
8,051	Cost Plus, Inc. (a)(b)	7,552
2,038	Destination Maternity Corp. (a)	15,998
18,916	Eddie Bauer Holdings, Inc. (a)	9,647
1,213	Genesco, Inc. (a)	20,524
5,379	Hastings Entertainment, Inc. (a)	9,306
904	Haverty Furniture Cos., Inc. (b)	8,434
2,752	hhgregg, Inc. (a)	23,887
2,327	Hot Topic, Inc. (a)	21,571
7,230	Lithia Motors, Inc.	23,570
7,571	New York & Co, Inc. (a)(b)	17,565
518	Perfumania Holdings, Inc. (a)	2,797
36,861	Pier 1 Imports, Inc. (a)	13,639
904	Rex Stores Corp. (a)	7,295
65,462	Select Comfort Corp. (a)	16,366
1,036	Shoe Carnival, Inc. (a)	9,894
5,933	Sport Chalet, Inc. (a)	2,551
2,657	Stage Stores, Inc.	21,920
679	Syms Corp. (a)	6,030
9,570	Trans World Entertainment (a)	12,537
3,580	West Marine, Inc. (a)	15,179
		352,929
	Textiles, Apparel & Luxury Goods - 1.16%
279	G-III Apparel Group, Ltd. (a)	1,783
8,363	Hartmarx Corp. (a)	2,593
1,014	Heelys, Inc. (a)	2,302
1,606	Kenneth Cole Productions, Inc.	11,370
1,343	K-Swiss, Inc.	15,310
1,841	Movado Group, Inc.	17,287
341	Oxford Industries, Inc.	2,991
3,078	Perry Ellis International, Inc. (a)	19,515
317	Steven Madden Ltd. (a)(b)	6,758
1,503	Unifi, Inc. (a)	4,238
		84,147
	Thrifts & Mortgage Finance - 3.16%
2,260	Anchor BanCorp Wisconsin, Inc.	6,238
1,308	Bank Mutual Corp.	15,094
1,818	BankAtlantic Bancorp, Inc. (b)	10,544
30,544	BankUnited Financial Corp. (b)	5,192
151	Berkshire Hills Bancorp, Inc.	4,660
1,345	Brookline Bancorp, Inc. (b)	14,324
73,241	Centerline Holding Co. (b)	10,913
1,524	City Bank	7,925
960	Doral Financial Corp. (a)(b)	7,200
915	First Busey Corp.	16,690
587	First Defiance Financial Corp.	4,538
286	First Financial Holdings, Inc.	5,789
456	First Financial Northwest, Inc.	4,259
1,505	First Place Financial Corp.	5,764
9,362	FirstFed Financial Corp. (a)(b)	16,383
169	NASB Financial, Inc. (b)	4,563
443	OceanFirst Financial Corp.	7,354
1,013	Ocwen Financial Corp. (a)	9,299
3,959	Sterling Financial Corp. (b)	34,839
1,092	TierOne Corp. (b)	4,095
2,896	TrustCo Bank Corp.	27,541
1,620	United Community Financial Corp.	1,458
96	WSFS Financial Corp.	4,607
		229,269
	Tobacco - 0.16%
3,927	Alliance One International, Inc. (a)	11,545
	Trading Companies & Distributors - 1.21%
1,414	Aceto Corp.	14,154
1,041	Beacon Roofing Supply, Inc. (a)(b)	14,449
2,071	H&E Equipment Services, Inc. (a)	15,968
26,212	Huttig Building Products, Inc. (a)	11,795
616	Interline Brands, Inc. (a)	6,548
269	Lawson Products	6,147
1,338	TAL International Group, Inc.	18,866
		87,927
	Water Utilities - 0.16%
407	Middlesex Water Co.	7,013
1,480	Southwest Water Co.	4,765
		11,778
	TOTAL COMMON STOCKS (Cost $9,164,278)	6,483,561
	INVESTMENT COMPANIES - 0.08%
	Capital Markets - 0.08%
942	Ares Capital Corp.	5,963
	TOTAL INVESTMENT COMPANIES (Cost $11,222)	5,963
	REAL ESTATE INVESTMENT TRUSTS - 2.83%
	Real Estate Investment Trusts - 2.83%
486	Agree Realty Corp.	8,811
2,235	Anthracite Capital, Inc. (b)	4,984
1,216	Anworth Mortgage Asset Corp. (b)	7,819
1,093	Arbor Realty Trust, Inc. (b)	3,224
5,262	Ashford Hospitality Trust, Inc.	6,051
723	BRT Realty Trust	2,675
826	Capital Trust, Inc. (b)	2,974
8,002	Crystal River Capital, Inc.	4,321
3,534	Diamondrock Hospitality Co.	17,917
5,368	FelCor Lodging Trust, Inc.	9,877
428	First Potomac Realty Trust	3,981
463	Getty Realty Corp.	9,751
3,837	Glimcher Realty Trust	10,782
3,882	Gramercy Capital Corp.	4,969
447	Investors Real Estate Trust	4,787
1,440	LaSalle Hotel Properties (b)	15,912
1,175	Maguire Properties, Inc. (b)	1,716
659	Mission West Properties	5,041
265	Parkway Properties, Inc. (b)	4,770
825	PMC Commercial Trust (b)	6,146
659	Ramco-Gershenson Properties Trust	4,073
727	Sovran Self Storage, Inc.	26,172
6,654	Strategic Hotels & Resorts, Inc.	11,179
483	Sun Communities, Inc. (b)	6,762
2,431	Sunstone Hotel Investors, Inc.	15,048
343	Urstadt Biddle Properties, Inc.	5,464
		205,206
	TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $333,448)	205,206
	SHORT TERM INVESTMENTS - 4.48%
	Short-Term Investments - 4.48%
325,009	Federated Prime Obligations Fund	325,009
	TOTAL SHORT TERM INVESTMENTS (Cost $325,009)	325,009
	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 13.12%
	Money Market Funds - 13.12%
1,138,149	Mount Vernon Prime Portfolio	952,370

	Total Mutual Funds (Cost $1,138,149)	952,370

	Total Investments Purchased as Securities Lending Collateral (Cost $1,138,149)	952,370

	Total Investments (Cost $10,972,106) - 109.85%	7,972,109
	Liabilities in Excess of Other Assets - (9.85)%	(715,135)
	TOTAL NET ASSETS - 100.00%	$7,256,974

Percentages are stated as a percent of net assets.
(a)	Non-income producing.
(b)	All or a portion of this security is on loan.

	The cost basis of investments for federal income tax purposes at December 31, 2008 was as follows*:

	Cost of investments	$10,972,106
	Gross unrealized appreciation	259,460
	Gross unrealized depreciation	(3,259,456)
	Net unrealized appreciation	($2,999,997)

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the
	previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section
	in the Fund's most recent semi-annual or annual report.

AssetMark Enhanced Fundamental Index Small Company Value Fund
Schedule of Open Futures Contracts
December 31, 2008
(Unaudited)

	Description	Number of Contracts Purchased	Notional Value	Settlement Month	Unrealized Appreciation (Depreciation)
	Russell 2000 Mini Futures	7	339,290	Mar-09	$ 15,668

FAS 157 - Summary of Fair Value Exposure at December 31, 2008

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  For example, money market securities are valued using amortized cost, in accordance with the Investment Company Act of 1940.  Generally, amortized cost reflects the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Fund's net assets as of December 31, 2008:

Description	Investments in Securities	Other Financial Instruments
Level 1 - Quoted prices	$ 7,972,109	$ 15,668
Level 2 - Other significant observable inputs	—	—
Level 3 - Significant unobservable inputs	—	—
Total	$ 7,972,109	$ 15,668

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  AssetMark Funds

By (Signature and Title)   /s/Carrie E. Hansen
Carrie E. Hansen
President (Principal Executive Officer)

Date  February 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/Carrie E. Hansen
Carrie E. Hansen
President (Principal Executive Officer)

Date  February 25, 2009

By (Signature and Title)*  /s/Danell J. Doty
Danell J. Doty
Treasurer (Principal Financial Officer)

Date  February 25, 2009

* Print the name and title of each signing officer under his or her signature.